SEC. File Nos. 033-12967

811-05085

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 40

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 42

CAPITAL INCOME BUILDER

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1447

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

Michael W. Stockton, Secretary

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071-1447

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O'Melveny & Myers LLP

400 South Hope Street

Los Angeles, California 90071-2889

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on August 29, 2014, pursuant to paragraph (b) of Rule 485.

Capital Income Builder® Prospectus August 29, 2014

Class A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
CAIBX	CIBBX	CIBCX	CIBFX	CAIFX	CIRAX	CIRBX	CIRCX	CIREX

529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5	R-6
CIRFX	RIRAX	RIRBX	RCEEX	RIRCX	RIREX	RIRFX	RIRGX

Table of contents

Investment objectives	1
Fees and expenses of the fund	1
Principal investment strategies	3
Principal risks	3
Investment results	4
Management	6
Purchase and sale of fund shares	7
Tax information	7
Payments to broker-dealers and other financial intermediaries	7
Investment objectives, strategies and risks	8
Management and organization	11
Shareholder information	14
Purchase, exchange and sale of shares	15
How to sell shares	20
Distributions and taxes	23
Choosing a share class	24
Sales charges	25
Sales charge reductions and waivers	28
Rollovers from retirement plans to IRAs	31
Plans of distribution	31
Other compensation to dealers	32
Fund expenses	32
Financial highlights	34

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objectives

The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 28 of the prospectus and on page 61 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.25	none	0.22	0.99	0.99	0.50
Other expenses	0.13	0.13	0.17	0.18	0.17	0.24	0.26	0.25	0.20
Total annual fund operating expenses	0.61	1.37	1.41	0.67	0.41	0.70	1.49	1.48	0.94

	529-F-1	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.00	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.24	0.16	0.42[2]	0.28	0.23	0.16	0.11	0.06
Total annual fund operating expenses	0.48	1.40	1.40	1.12	0.97	0.65	0.35	0.30
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	Estimated based on current fees.
[3]	Based on estimated amounts for the current fiscal year.

Capital Income Builder / Prospectus 1

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$634	$759	$ 896	$1,293
B	639	834	950	1,438
C	244	446	771	1,691
F-1	68	214	373	835
F-2	42	132	230	518
529-A	642	786	942	1,395
529-B	652	871	1,013	1,565
529-C	251	468	808	1,768
529-E	96	300	520	1,155
529-F-1	49	154	269	604
R-1	143	443	766	1,680
R-2	143	443	766	1,680
R-2E	114	356	617	1,363
R-3	99	309	536	1,190
R-4	66	208	362	810
R-5	36	113	197	443
R-6	31	97	169	381

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$139	$434	$750	$1,438
C	144	446	771	1,691
529-B	152	471	813	1,565
529-C	151	468	808	1,768

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Capital Income Builder / Prospectus 2

Principal investment strategies

The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Capital Income Builder / Prospectus 3

Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Income Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Capital Income Builder / Prospectus 4

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	7/30/1987	8.29%	10.30%	6.63%	9.60%
− After taxes on distributions		7.30	9.34	5.57	N/A
− After taxes on distributions and sale of fund shares		5.27	8.09	5.26	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	9.04%	10.50%	6.60%	7.90%
C	3/15/2001	12.99	10.71	6.38	7.01
F-1	3/15/2001	14.82	11.58	7.21	7.65
F-2	8/1/2008	15.13	11.85	N/A	5.90
529-A	2/19/2002	8.20	10.22	6.54	7.32
529-B	2/15/2002	8.90	10.37	6.48	7.20
529-C	2/20/2002	12.89	10.65	6.31	6.98
529-E	3/1/2002	14.51	11.23	6.87	7.41
529-F-1	9/17/2002	15.05	11.77	7.35	8.47
R-1	6/11/2002	13.99	10.73	6.38	6.66
R-2	5/31/2002	14.04	10.72	6.37	6.51
R-3	6/4/2002	14.50	11.21	6.85	7.06
R-4	5/20/2002	14.86	11.57	7.19	7.36
R-5	5/15/2002	15.21	11.90	7.51	7.68
R-6	5/1/2009	15.24	N/A	N/A	13.55

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	32.37%	17.93%	7.40%	9.33%
Lipper Income Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	8.96	10.55	5.34	8.38
Class A annualized 30-day yield at April 30, 2014: 2.96% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Capital Income Builder / Prospectus 5

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
James B. Lovelace Vice Chairman of the Board	23 years	Senior Vice President – Capital Research Global Investors
Joyce E. Gordon President and Trustee	15 years	Senior Vice President – Capital Research Global Investors
David A. Hoag Senior Vice President	11 years	Senior Vice President – Capital Fixed Income Investors
Darcy Kopcho Senior Vice President	9 years	Senior Vice President – Capital International Investors
David M. Riley Senior Vice President	11 years	Senior Vice President – Capital Research Global Investors
Bradley J. Vogt Senior Vice President	6 years	Senior Vice President – Capital Research Global Investors
Timothy D. Armour	9 years	Senior Vice President – Capital Research Global Investors
L. Alfonso Barroso	5 years	Senior Vice President – Capital Research Global Investors
Winnie Kwan	8 years	Senior Vice President – Capital Research Global Investors

Capital Income Builder / Prospectus 6

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

Capital Income Builder / Prospectus 7

Investment objectives, strategies and risks

The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States, including developing countries.

The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities, including preferred stocks and convertible preferred stocks). Generally, the fund may invest in common stocks of companies with a broad range of capitalizations and may invest in debt securities of any maturity or duration. In addition, the fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund’s debt obligations will consist primarily of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may invest to a limited extent in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

The fund also invests in income-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds). Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

Capital Income Builder / Prospectus 8

In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries.

Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Capital Income Builder / Prospectus 9

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks associated with those practices.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results. The S&P 500 Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Income Funds Average is composed of funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Capital Income Builder / Prospectus 10

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year, appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The management fee is based on the daily net assets of the fund and the fund’s monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s annual report to shareholders for the fiscal year ended October 31, 2013.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

Capital Income Builder / Prospectus 11

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
James B. Lovelace	Investment professional for 32 years, all with Capital Research and Management Company or affiliate	23 years (plus 3 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
Joyce E. Gordon	Investment professional for 34 years, all with Capital Research and Management Company or affiliate	15 years (plus 11 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
David A. Hoag	Investment professional for 26 years in total; 23 years with Capital Research and Management Company or affiliate	11 years	Serves as a fixed-income portfolio manager
Darcy Kopcho	Investment professional for 35 years in total; 26 years with Capital Research and Management Company or affiliate	9 years (plus 6 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
David M. Riley	Investment professional for 20 years, all with Capital Research and Management Company or affiliate	11 years (plus 8 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
Capital Income Builder / Prospectus 12

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Bradley J. Vogt	Investment professional for 27 years, all with Capital Research and Management Company or affiliate	6 years (plus 13 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
Timothy D. Armour	Investment professional for 31 years, all with Capital Research and Management Company or affiliate	9 years	Serves as an equity portfolio manager
L. Alfonso Barroso	Investment professional for 20 years, all with Capital Research and Management Company or affiliate	5 years (plus 13 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
Winnie Kwan	Investment professional for 18 years in total; 14 years with Capital Research and Management Company or affiliate	8 years (plus 4 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

Capital Income Builder / Prospectus 13

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

Capital Income Builder / Prospectus 14

Unless otherwise noted, references to Class A, B, C or F-1 shares on the following pages also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Unless otherwise noted, references to Class F shares refer to both Class F-1 and F-2 shares and references to Class R shares refer to Class R-1, R-2, R-2E, R-3, R-4, R-5 and R-6 shares.

Purchase, exchange and sale of shares

The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund® on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

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Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making fair value determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use is intended to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class B shares Class B and 529-B shares may not be purchased or acquired, except by exchange from Class B or 529-B shares of another fund in the American Funds family. Any other investment received by the fund that is intended for Class B or 529-B shares will instead be invested in Class A or 529-A shares and will be subject to any applicable sales charges.

Shareholders with investments in Class B and 529-B shares may continue to hold such shares until they convert to Class A or 529-A shares. However, no additional investments will be accepted in Class B or 529-B shares. Dividends and capital gain distributions may continue to be reinvested in Class B or 529-B shares until their conversion dates. In addition, shareholders invested in Class B or 529-B shares will be able to exchange those shares for Class B or 529-B shares of other American Funds offering Class B or 529-B shares until they convert.

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Automatic conversion of Class B and C shares Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase Class 529 shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee. These fees are waived until further notice.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies approved by the fund’s investment adviser or distributor. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth

Capital Income Builder / Prospectus 17

individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in Class A or C shares unless it was invested in Class A or C shares before January 1, 2009.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares

Capital Income Builder / Prospectus 18

if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

Exchange Generally, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged for the corresponding 529 share class without a sales charge. Class B shares may not be exchanged for Class 529-B shares. Exchanges from Class A, C or F-1 shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial advisor before making such an exchange.

Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

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How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

•	Shares held for you in your dealer’s name must be sold through the dealer.
•	Generally, Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

•	Requests must be signed by the registered shareholder(s).
•	A signature guarantee is required if the redemption is:
—	more than $125,000;
—	made payable to someone other than the registered shareholder(s); or
—	sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.
•	American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.
•	Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

•	Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $125,000 per American Funds shareholder each day.
•	Checks must be made payable to the registered shareholder.
•	Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally 10 business days).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees.

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Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

•	purchases and redemptions of shares having a value of less than $5,000;
•	transactions in Class 529 shares;
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•	purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;
•	retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;
•	purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and
•	systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

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Distributions and taxes

Dividends and distributions The fund intends to distribute dividends to you, usually in March, June, September and December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisors by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

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Choosing a share class

The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares.

Factors you should consider when choosing a class of shares include:

•	how long you expect to own the shares;
•	how much you intend to invest;
•	total expenses associated with owning shares of each class;
•	whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);
•	whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses); and
•	availability of share classes:
—	Class B and 529-B shares may not be purchased or acquired except by exchange from Class B or 529-B shares of another fund in the American Funds family;
—	Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;
—	Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor, to certain registered investment advisors and to other intermediaries approved by the fund’s distributor; and
—	Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

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Sales charges

Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00	5.26	4.25
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Capital Income Builder / Prospectus 25

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

•	investments in Class A shares made by endowments or foundations with $50 million or more in assets;
•	investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with the American Funds; and
•	certain rollover investments from retirement plans to IRAs (see “Rollovers from retirement plans to IRAs” in this prospectus for more information).

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisors authorized to sell American Funds and employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class B and C shares For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of the date you purchased the Class B shares, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

Contingent deferred sales charge on Class B shares
Year of redemption:	1	2	3	4	5	6	7+
Contingent deferred sales charge:	5%	4%	4%	3%	2%	1%	0%

Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Capital Income Builder / Prospectus 26

Class 529-E and Class F shares Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .60% for Class R-2E shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your dealer or financial advisor for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the section “Sales charge reductions and waivers” of this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

Capital Income Builder / Prospectus 27

Sales charge reductions and waivers

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your advisor or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your advisor or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial advisor.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law — and your children under the age of 21) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. Certain investments in the American Funds Target Date Retirement Series,® American Funds Portfolio SeriesSM and American Funds College Target Date Series® may also be combined for this purpose. Please see the applicable series’ prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

•	trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);
•	solely controlled business accounts; and
•	single-participant retirement plans.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

Concurrent purchases You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

Rights of accumulation You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s capabilities, your accumulated

Capital Income Builder / Prospectus 28

holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares. If you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Capital Income Builder / Prospectus 29

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this prospectus. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

•	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;
•	tax-free returns of excess contributions to IRAs;
•	redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);
•	for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);
•	redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and
•	the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for further details about waivers regarding these types of transactions):
—	redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and
—	if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must inform your advisor or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

Capital Income Builder / Prospectus 30

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

•	rollovers to Capital Bank and Trust CompanySM IRAs if the assets were invested in American Funds at the time of distribution;
•	rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
•	rollovers to Capital Bank and Trust Company IRAs from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Plans of distribution

The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.30%	Class A shares
0.50%	Class 529-A, F-1, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
0.85%	Class R-2E shares
1.00%	Class B, 529-B, C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table on page 1 of this prospectus. Since these fees are paid out of the fund’s assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

Capital Income Builder / Prospectus 31

Other compensation to dealers

American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to dealers based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .10% of the previous year’s American Funds sales by that dealer and (b) up to .02% of American Funds assets attributable to that dealer, with an adjustment made for the dealer’s relative redemption rate and the quality of the dealer’s relationship with American Funds Distributors. For calendar year 2013, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments made by American Funds Distributors to dealers may also change from year to year. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisors about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisors may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

Fund expenses

Note that references to Class A, B, C and F-1 shares in this “Fund expenses” section do not include the corresponding Class 529 shares.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table on page 1 of this prospectus.

For all share classes except Class B shares, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. The fund’s investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for its provision of administrative services.

Capital Income Builder / Prospectus 32

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses applicable to all share classes.

Retail investors Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account. For Class 529 shares, an expense of up to a maximum of .10% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

Employer-sponsored retirement plan investors The amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing these services to retirement plans.

	Payments to affiliated entities	Payments to unaffiliated entities
Class A	0.05% of assets or $12 per participant position[1]	0.05% of assets or $12 per participant position[1]
Class R-1	0.10% of assets	0.10% of assets
Class R-2	0.15% of assets plus $27 per participant position[2] or 0.35% of assets[3]	0.25% of assets
Class R-2E	N/A	0.20% of assets
Class R-3	0.10% of assets plus $12 per participant position[2] or 0.19% of assets[3]	0.15% of assets
Class R-4	0.10% of assets	0.10% of assets
Class R-5	0.05% of assets	0.05% of assets
Class R-6	none	none

1 Payment amount depends on the date services commenced.

2 Payment with respect to Recordkeeper Direct program.

3 Payment with respect to PlanPremier program.

Capital Income Builder / Prospectus 33

Financial highlights

The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years (and for the six months ended April 30, 2014). Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers from Capital Research and Management Company. For more information about these waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table (except for information for the six months ended April 30, 2014) has been audited by PricewaterhouseCoopers LLP, whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request. The information for the six-month period presented has been derived from the fund’s unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]	Ratio of expenses to average net assets after waivers[2,4]	Ratio of net income to average net assets[2,4]
Class A:
Six months ended 4/30/2014[5,6]	$58.25	$1.64	$1.54	$3.18	$(1.41)	$60.02	5.57%	$68,698	.66%[7]	.66%[7]	5.68%[7]
Year ended 10/31/2013	52.75	1.85	5.88	7.73	(2.23)	58.25	14.99	65,602.61		.61	3.35
Year ended 10/31/2012	49.34	1.87	3.67	5.54	(2.13)	52.75	11.48	58,027.63		.63	3.68
Year ended 10/31/2011	50.05	1.87	(.49)	1.38	(2.09)	49.34	2.79	55,237.61		.61	3.73
Year ended 10/31/2010	46.41	1.77	3.81	5.58	(1.94)	50.05	12.33	58,471.62		.62	3.74
Year ended 10/31/2009	42.26	1.83	4.40	6.23	(2.08)	46.41	15.44	56,648.66		.66	4.40
Class B:
Six months ended 4/30/2014[5,6]	58.33	1.40	1.56	2.96	(1.18)	60.11	5.19	1,037	1.41[7]	1.41[7]	4.84[7]
Year ended 10/31/2013	52.79	1.42	5.90	7.32	(1.78)	58.33	14.12	1,207	1.37	1.37	2.59
Year ended 10/31/2012	49.36	1.50	3.66	5.16	(1.73)	52.79	10.64	1,613	1.38	1.38	2.94
Year ended 10/31/2011	50.04	1.48	(.48)	1.00	(1.68)	49.36	2.02	2,106	1.38	1.38	2.94
Year ended 10/31/2010	46.39	1.41	3.80	5.21	(1.56)	50.04	11.47	3,068	1.39	1.39	2.97
Year ended 10/31/2009	42.26	1.51	4.40	5.91	(1.78)	46.39	14.57	3,520	1.44	1.43	3.64
(The Financial Highlights table continues on the following page.)
Capital Income Builder / Prospectus 34

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]	Ratio of expenses to average net assets after waivers[2,4]	Ratio of net income to average net assets[2,4]
Class C:
Six months ended 4/30/2014[5,6]	$58.25	$1.40	$1.54	$2.94	$(1.17)	$60.02	5.15%	$7,126	1.46%[7]	1.46%[7]	4.86%[7]
Year ended 10/31/2013	52.75	1.40	5.88	7.28	(1.78)	58.25	14.06	7,159	1.41	1.41	2.55
Year ended 10/31/2012	49.34	1.47	3.66	5.13	(1.72)	52.75	10.60	6,970	1.43	1.43	2.89
Year ended 10/31/2011	50.03	1.46	(.48)	.98	(1.67)	49.34	1.98	7,187	1.43	1.43	2.91
Year ended 10/31/2010	46.39	1.38	3.80	5.18	(1.54)	50.03	11.41	8,196	1.44	1.44	2.92
Year ended 10/31/2009	42.26	1.50	4.40	5.90	(1.77)	46.39	14.54	8,323	1.47	1.47	3.59
Class F-1:
Six months ended 4/30/2014[5,6]	58.25	1.63	1.52	3.15	(1.39)	60.01	5.53	4,610	.72[7]	.72[7]	5.67[7]
Year ended 10/31/2013	52.75	1.82	5.88	7.70	(2.20)	58.25	14.93	4,065.67		.67	3.30
Year ended 10/31/2012	49.35	1.86	3.66	5.52	(2.12)	52.75	11.44	3,106.66		.66	3.65
Year ended 10/31/2011	50.05	1.85	(.48)	1.37	(2.07)	49.35	2.78	2,731.65		.65	3.69
Year ended 10/31/2010	46.41	1.76	3.80	5.56	(1.92)	50.05	12.31	3,034.64		.64	3.72
Year ended 10/31/2009	42.26	1.84	4.39	6.23	(2.08)	46.41	15.43	3,142.66		.66	4.43
Class F-2:
Six months ended 4/30/2014[5,6]	58.23	1.72	1.51	3.23	(1.46)	60.00	5.68	2,544	.47[7]	.47[7]	5.97[7]
Year ended 10/31/2013	52.73	1.94	5.89	7.83	(2.33)	58.23	15.21	2,213.41		.41	3.52
Year ended 10/31/2012	49.32	1.98	3.67	5.65	(2.24)	52.73	11.71	2,132.41		.41	3.88
Year ended 10/31/2011	50.04	1.98	(.51)	1.47	(2.19)	49.32	3.01	1,492.41		.41	3.94
Year ended 10/31/2010	46.40	1.88	3.80	5.68	(2.04)	50.04	12.58	1,239.40		.40	3.97
Year ended 10/31/2009	42.26	1.78	4.54	6.32	(2.18)	46.40	15.68	979.42		.41	4.09
Class 529-A:
Six months ended 4/30/2014[5,6]	58.23	1.61	1.54	3.15	(1.38)	60.00	5.53	2,189	.76[7]	.76[7]	5.59[7]
Year ended 10/31/2013	52.74	1.80	5.87	7.67	(2.18)	58.23	14.86	2,063.70		.70	3.26
Year ended 10/31/2012	49.33	1.83	3.67	5.50	(2.09)	52.74	11.39	1,805.72		.72	3.59
Year ended 10/31/2011	50.04	1.84	(.50)	1.34	(2.05)	49.33	2.72	1,598.69		.69	3.66
Year ended 10/31/2010	46.40	1.75	3.80	5.55	(1.91)	50.04	12.26	1,476.68		.68	3.69
Year ended 10/31/2009	42.26	1.81	4.39	6.20	(2.06)	46.40	15.36	1,221.71		.71	4.34
Capital Income Builder / Prospectus 35

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]	Ratio of expenses to average net assets after waivers[2,4]	Ratio of net income to average net assets[2,4]
Class 529-B:
Six months ended 4/30/2014[5,6]	$58.29	$1.36	$1.56	$2.92	$(1.14)	$60.07	5.10%	$ 65	1.54%[7]	1.54%[7]	4.71%[7]
Year ended 10/31/2013	52.76	1.36	5.89	7.25	(1.72)	58.29	13.99	74	1.49	1.49	2.47
Year ended 10/31/2012	49.34	1.43	3.66	5.09	(1.67)	52.76	10.50	92	1.51	1.51	2.82
Year ended 10/31/2011	50.03	1.43	(.49)	.94	(1.63)	49.34	1.90	110	1.49	1.49	2.84
Year ended 10/31/2010	46.38	1.36	3.81	5.17	(1.52)	50.03	11.39	142	1.48	1.48	2.88
Year ended 10/31/2009	42.26	1.47	4.40	5.87	(1.75)	46.38	14.47	147	1.53	1.52	3.53
Class 529-C:
Six months ended 4/30/2014[5,6]	58.20	1.38	1.54	2.92	(1.16)	59.96	5.10	717	1.53[7]	1.53[7]	4.81[7]
Year ended 10/31/2013	52.71	1.37	5.87	7.24	(1.75)	58.20	13.99	682	1.48	1.48	2.48
Year ended 10/31/2012	49.31	1.43	3.66	5.09	(1.69)	52.71	10.52	611	1.50	1.50	2.81
Year ended 10/31/2011	50.01	1.44	(.49)	.95	(1.65)	49.31	1.93	558	1.48	1.48	2.86
Year ended 10/31/2010	46.38	1.37	3.79	5.16	(1.53)	50.01	11.36	533	1.48	1.48	2.90
Year ended 10/31/2009	42.26	1.47	4.41	5.88	(1.76)	46.38	14.48	460	1.52	1.52	3.53
Class 529-E:
Six months ended 4/30/2014[5,6]	58.23	1.54	1.53	3.07	(1.31)	59.99	5.38	93	.99[7]	.99[7]	5.36[7]
Year ended 10/31/2013	52.73	1.66	5.89	7.55	(2.05)	58.23	14.62	88.94		.94	3.02
Year ended 10/31/2012	49.33	1.71	3.65	5.36	(1.96)	52.73	11.10	77.96		.96	3.35
Year ended 10/31/2011	50.04	1.70	(.50)	1.20	(1.91)	49.33	2.44	69.96		.96	3.39
Year ended 10/31/2010	46.40	1.61	3.80	5.41	(1.77)	50.04	11.94	66.97		.97	3.40
Year ended 10/31/2009	42.26	1.68	4.41	6.09	(1.95)	46.40	15.05	56	1.01	1.01	4.04
Class 529-F-1:
Six months ended 4/30/2014[5,6]	58.25	1.69	1.51	3.20	(1.44)	60.01	5.62	68	.53[7]	.53[7]	5.85[7]
Year ended 10/31/2013	52.75	1.92	5.88	7.80	(2.30)	58.25	15.14	63.48		.48	3.48
Year ended 10/31/2012	49.34	1.94	3.67	5.61	(2.20)	52.75	11.63	54.50		.50	3.81
Year ended 10/31/2011	50.05	1.94	(.49)	1.45	(2.16)	49.34	2.95	47.48		.48	3.87
Year ended 10/31/2010	46.41	1.85	3.80	5.65	(2.01)	50.05	12.50	42.47		.47	3.91
Year ended 10/31/2009	42.26	1.90	4.39	6.29	(2.14)	46.41	15.60	33.51		.51	4.55
(The Financial Highlights table continues on the following page.)
Capital Income Builder / Prospectus 36

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]	Ratio of expenses to average net assets after waivers[2,4]	Ratio of net income to average net assets[2,4]
Class R-1:
Six months ended 4/30/2014[5,6]	$58.22	$1.40	$1.54	$2.94	$(1.17)	$59.99	5.15%	$ 153	1.45%[7]	1.45%[7]	4.87%[7]
Year ended 10/31/2013	52.72	1.41	5.88	7.29	(1.79)	58.22	14.08	150	1.40	1.40	2.55
Year ended 10/31/2012	49.31	1.48	3.66	5.14	(1.73)	52.72	10.63	151	1.41	1.41	2.90
Year ended 10/31/2011	50.02	1.47	(.50)	.97	(1.68)	49.31	1.96	145	1.41	1.41	2.93
Year ended 10/31/2010	46.38	1.40	3.80	5.20	(1.56)	50.02	11.45	154	1.42	1.42	2.96
Year ended 10/31/2009	42.26	1.50	4.41	5.91	(1.79)	46.38	14.55	125	1.45	1.45	3.59
Class R-2:
Six months ended 4/30/2014[5,6]	58.22	1.41	1.53	2.94	(1.18)	59.98	5.14	761	1.44[7]	1.44[7]	4.88[7]
Year ended 10/31/2013	52.72	1.43	5.88	7.31	(1.81)	58.22	14.13	759	1.37	1.37	2.60
Year ended 10/31/2012	49.32	1.47	3.66	5.13	(1.73)	52.72	10.60	720	1.41	1.41	2.90
Year ended 10/31/2011	50.02	1.47	(.49)	.98	(1.68)	49.32	1.98	687	1.42	1.42	2.92
Year ended 10/31/2010	46.38	1.38	3.80	5.18	(1.54)	50.02	11.40	702	1.45	1.45	2.92
Year ended 10/31/2009	42.26	1.45	4.41	5.86	(1.74)	46.38	14.44	633	1.56	1.55	3.48
Class R-3:
Six months ended 4/30/2014[5,6]	58.23	1.53	1.54	3.07	(1.30)	60.00	5.38	1,036	1.02[7]	1.02[7]	5.30[7]
Year ended 10/31/2013	52.74	1.65	5.87	7.52	(2.03)	58.23	14.57	1,011.97		.97	3.00
Year ended 10/31/2012	49.33	1.69	3.67	5.36	(1.95)	52.74	11.10	953.98		.98	3.33
Year ended 10/31/2011	50.04	1.69	(.50)	1.19	(1.90)	49.33	2.42	885.97		.97	3.37
Year ended 10/31/2010	46.40	1.60	3.80	5.40	(1.76)	50.04	11.92	907.98		.98	3.38
Year ended 10/31/2009	42.26	1.68	4.41	6.09	(1.95)	46.40	15.04	801	1.02	1.02	4.03
Class R-4:
Six months ended 4/30/2014[5,6]	58.24	1.63	1.52	3.15	(1.39)	60.00	5.53	561	.71[7]	.71[7]	5.64[7]
Year ended 10/31/2013	52.74	1.82	5.89	7.71	(2.21)	58.24	14.95	530.65		.65	3.31
Year ended 10/31/2012	49.33	1.86	3.66	5.52	(2.11)	52.74	11.46	452.66		.66	3.65
Year ended 10/31/2011	50.04	1.85	(.50)	1.35	(2.06)	49.33	2.74	391.66		.66	3.68
Year ended 10/31/2010	46.40	1.75	3.80	5.55	(1.91)	50.04	12.27	386.67		.67	3.70
Year ended 10/31/2009	42.26	1.81	4.40	6.21	(2.07)	46.40	15.39	347.70		.69	4.32
Capital Income Builder / Prospectus 37

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]	Ratio of expenses to average net assets after waivers[2,4]	Ratio of net income to average net assets[2,4]
Class R-5:
Six months ended 4/30/2014[5,6]	$58.27	$1.71	$1.54	$3.25	$(1.48)	$60.04	5.71%	$ 497	.40%[7]	.40%[7]	5.94%[7]
Year ended 10/31/2013	52.77	2.00	5.87	7.87	(2.37)	58.27	15.28	473.35		.35	3.62
Year ended 10/31/2012	49.35	2.01	3.67	5.68	(2.26)	52.77	11.79	449.36		.36	3.94
Year ended 10/31/2011	50.06	2.00	(.50)	1.50	(2.21)	49.35	3.05	393.37		.37	3.98
Year ended 10/31/2010	46.42	1.90	3.79	5.69	(2.05)	50.06	12.60	446.37		.37	4.00
Year ended 10/31/2009	42.26	1.97	4.36	6.33	(2.17)	46.42	15.72	376.40		.40	4.83
Class R-6:
Six months ended 4/30/2014[5,6]	58.26	1.75	1.50	3.25	(1.49)	60.02	5.71	3,757	.36[7]	.36[7]	6.09[7]
Year ended 10/31/2013	52.76	2.04	5.86	7.90	(2.40)	58.26	15.35	2,963.30		.30	3.69
Year ended 10/31/2012	49.35	2.02	3.68	5.70	(2.29)	52.76	11.83	1,039.32		.32	3.96
Year ended 10/31/2011	50.06	2.04	(.51)	1.53	(2.24)	49.35	3.11	668.32		.32	4.06
Year ended 10/31/2010	46.42	1.93	3.78	5.71	(2.07)	50.06	12.66	502.32		.32	4.08
Six months ended 10/31/2009[5,8]	39.83	1.00	6.55	7.55	(.96)	46.42	19.10	318	.36[7]	.36[7]	4.53[7]

	Six months ended April 30,	Year ended October 31
	2014[5,6]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	28%	69%	68%	47%	42%	43%
[1]	Based on average shares outstanding.
[2]	For the period ended April 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share would have been lower by $.71; the Class A ratio of expenses to average net assets before and after waivers would have been lower by 6 basis points; and the Class A ratio of net income to average net assets would have been lower by 2.39 percentage points. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During one of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.
[8]	Class R-6 shares were offered beginning May 1, 2009.
Capital Income Builder / Prospectus 38

For shareholder services	American Funds Service Company (800) 421-4225
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529
For 24-hour information	American FundsLine (800) 325-3590 americanfunds.com For Class R share information, visit AmericanFundsRetirement.com
Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity, the English text will prevail.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica® 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-012-0814P Litho in USA CGD/CF/8006	Investment Company File No. 811-05085

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

Capital Income Builder®

Part B
Statement of Additional Information

August 29, 2014

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital Income Builder (the “fund”) dated August 29, 2014. You may obtain a prospectus from your financial advisor, by calling American Funds Service Company® at (800) 421-4225 or by writing to the fund at the following address:

Capital Income Builder
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer, plan recordkeeper or employer for more information.

Class A	CAIBX	Class 529-A	CIRAX	Class R-1	RIRAX
Class B	CIBBX	Class 529-B	CIRBX	Class R-2	RIRBX
Class C	CIBCX	Class 529-C	CIRCX	Class R-2E	RCEEX
Class F-1	CIBFX	Class 529-E	CIREX	Class R-3	RIRCX
Class F-2	CAIFX	Class 529-F-1	CIRFX	Class R-4	RIREX
				Class R-5	RIRFX
				Class R-6	RIRGX

Investment portfolio
Financial statements

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Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Income producing securities

•	The fund will invest at least 90% of its assets in income-producing securities.

Equity securities

•	The fund will invest at least 50% of its assets in equity securities.

Debt securities

•	The fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Investing outside the U.S.

•	The fund may invest up to 50% of its assets in securities of issuers domiciled outside the United States.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

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Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Investing in smaller capitalization stocks — The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of $4.0 billion and below at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

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Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline. Prices of debt securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Securities with equity and debt characteristics — The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These

Capital Income Builder - Page 4

securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend. They may have preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing outside the U.S. — Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in emerging markets. Although there is no universally accepted definition, the investment adviser generally considers emerging markets to refer to the securities markets of countries in the earlier stages of their industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union and would include markets commonly referred to as “frontier markets.” Historically, emerging markets have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing and emerging countries only to a limited extent.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Currency transactions — The fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). The fund may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar,

Capital Income Builder - Page 5

the fund also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar). The fund has no current intention to cross hedge one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Capital Income Builder - Page 6

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities —The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of

Capital Income Builder - Page 7

Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Equity-linked notes — The fund may purchase equity-linked notes to enhance the current income of its portfolio. Equity-linked notes are hybrid instruments that are specially designed to combine the characteristics of one or more reference securities — usually a single stock, a stock index or a basket of

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stocks — and a related equity derivative, such as a put or call option, in a single note form. For example, an equity-linked note that refers to the stock of an issuer may be the economic equivalent of holding a position in that stock and simultaneously selling a call option on that stock with a strike price greater than the current stock price. The holder of the note would be exposed to decreases in the price of the equity to the same extent as if it held the equity directly. However, if the stock appreciated in value, the noteholder would only benefit from stock price increases up to the strike price (i.e., the point at which the holder of the call option would be expected to exercise its right to buy the underlying stock). Additionally, the terms of an equity-linked note may provide for periodic interest payments to holders at either a fixed or floating rate.

As described in the example above, the return on an equity-linked note is generally tied to the performance of the underlying reference security or securities. In addition to any interest payments made during the term of the note, at maturity, the noteholder usually receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the issuance, the maximum principal amount to be repaid on the equity-linked note may be capped. For example, in consideration for greater current income or yield, a noteholder may forego its participation in the capital appreciation of the underlying equity assets above a predetermined price limit. Alternatively, if the linked securities have depreciated in value, or if their price fluctuates outside of a preset range, the noteholder may receive only the principal amount of the note, or may lose the principal invested in the equity-linked note entirely.

The price of an equity-linked note is derived from the value of the underlying linked securities. The level and type of risk involved in the purchase of an equity-linked note by the fund is similar to the risk involved in the purchase of the underlying linked securities. However, the value of an equity-linked note is also dependent on the individual credit of the issuer of the note, which, in the case of an unsecured note, will generally be a major financial institution, and, in the case of a collateralized note, will generally be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. An investment in an equity-linked note bears the risk that the issuer of the note will default or become bankrupt. In such an event, the fund may have difficulty being repaid, or may fail to be repaid, the principal amount of, or income from, its investment. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note. However, depending on the law of the jurisdictions in which an issuer is organized and in which the note is issued, in the event of default, the fund may incur substantial expenses in seeking recovery under an equity-linked note, and may have limited legal recourse in attempting to do so.

Equity-linked notes are often privately placed and may not be rated, in which case the fund will be more dependent than would otherwise be the case on the ability of the investment adviser to evaluate the creditworthiness of the issuer, the underlying security, any collateral features of the note, and the potential for loss due to market and other factors. Ratings of issuers of equity-linked notes refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying equity securities. The fund’s successful use of equity-linked notes will usually depend on the investment adviser’s ability to accurately forecast movements in the prices of the underlying securities. Should the prices of the underlying securities move in an unexpected manner, or should the structure of a note respond to market conditions differently than anticipated, the fund may not achieve the anticipated benefits of the investment in the equity-linked note, and the fund may realize losses, which could be significant and could include the fund’s entire principal investment in the note.

Equity-linked notes are generally designed for the over-the-counter institutional investment market, and the secondary market for equity-linked notes may be limited. The lack of a liquid secondary

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market may have an adverse effect on the ability of the fund to accurately value and/or sell the equity-linked notes in its portfolio.

Real estate investment trusts — The fund may invest in securities issued by real estate investment trusts (“REITs”), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Variable and floating rate obligations — The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into “roll” transactions. A “roll” transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under “roll” transactions.

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Repurchase agreements — The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund’s custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Reverse repurchase agreements — The fund may enter into reverse repurchase agreements, or the other side of a repurchase agreement, under which the fund sells a security and makes a simultaneous commitment to the buyer to repurchase the security at a specified time and price. A reverse repurchase agreement may be considered the economic equivalent of borrowing by the fund. Reverse repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund’s custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into reverse repurchase agreements involving securities in which it can invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the buyer under the reverse repurchase agreement defaults, the fund may incur a loss if the value of the security underlying the agreement has declined during the period prior to the fund being able to obtain the securities and may incur costs in connection with its attempt to obtain the security. If bankruptcy proceedings are commenced with respect to the buyer, realization of the security by the fund may be delayed or limited.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund’s board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended October 31, 2013 and 2012 were 69% and 68%, respectively. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment advisor may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a.	Borrow money;
b.	Issue senior securities;
c.	Underwrite the securities of other issuers;
d.	Purchase or sell real estate or commodities;
e.	Make loans; or
f.	Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). A reverse repurchase agreement may be considered the economic equivalent of borrowing by the fund; however, to the extent that the fund covers its commitments under a reverse repurchase agreement (and under certain similar agreements and transactions) by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement will not be considered borrowing by the fund.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

The fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof. Notwithstanding the foregoing, the fund may purchase equity-linked notes. Equity-linked notes are hybrid instruments that are specially designed to combine the characteristics of one or more reference securities — usually a single stock, a stock index or a basket of stocks — and a related equity derivative, such as a put or call option, in a single note form. See the “Description of certain securities and investment techniques” section of this statement of additional information for further information about equity-linked notes.

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Management of the fund

Board of trustees and officers

“Independent” trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

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Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other Relevant Experience
Joseph C. Berenato, 68 Trustee (2005)	Former Chairman and CEO, Ducommun Incorporated (aerospace components manufacturer)	6	Ducommun Incorporated

•   Service as chief financial officer, aerospace components manufacturer

•   Senior corporate management experience, corporate banking

•   Corporate board experience

•   Service as director, Federal Reserve Board of Los Angeles

•   Service on trustee board for educational organization

•    M.B.A., Finance, M.A., English

Robert J. Denison, 73 Trustee (2005)	Chair, First Security Management (private investment)	6	None

•   Service as chief executive officer of international investment management firm

•   Corporate board experience

•   Service on advisory and trustee boards for charitable, educational and nonprofit organizations

•   Adjunct professor, finance and accounting

•   M.B.A.

Mary Anne Dolan, 67 Trustee (2010)	Founder and President, MAD Ink (communications company)	10	None	• Senior management and editorial experience with multiple newspaper publishers and news service organizations • Service as director of writers conference
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Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other Relevant Experience
R. Clark Hooper, 68 Trustee (2010)	Private investor	72	The Swiss Helvetia Fund, Inc. Former director of JPMorgan Value Opportunities Fund, Inc. (until 2014)	• Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) • Service on trustee boards for charitable, educational and nonprofit organizations
Koichi Itoh, 73 Trustee (2005)	Chairman, Itoh Building Co., Ltd. (building management)	6	None	• Senior management experience with multiple companies • Service on advisory and trustee boards for educational, charitable and nonprofit organizations
Merit E. Janow, 56 Chairman of the Board (Independent and Non-Executive) (2001)	Dean and Professor, Columbia University, School of International and Public Affairs	69	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited

•   Service with Office of the U.S. Trade Representative and U.S. Department of Justice

•   Corporate board experience

•   Service on advisory and trustee boards for charitable, educational and nonprofit organizations

•   Experience as corporate lawyer

•   J.D.

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Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other Relevant Experience
Leonade D. Jones, 66 Trustee (2010)	Retired	10	None

•   Service as treasurer of a diversified media and education company

•   Founder of e-commerce and educational loan exchange businesses

•   Corporate board and investment advisory committee experience

•   Service on advisory and trustee boards for charitable, educational, public and nonprofit organizations

•   J.D., M.B.A.

Stefanie Powers, 71 Trustee (1989-1996; 1997)	Actor, producer, author, entrepreneur; Co-founder and President of The William Holden Wildlife Foundation; conservation consultant to Land Rover and Jaguar North America; founder of The Jaguar Conservation Trust	3	None	• Service producing television and film projects and a line of apparel • Service on advisory and trustee boards for charitable and nonprofit organizations
Christopher E. Stone, 57 Trustee (2009)	President, Open Society Foundations; former Professor of the Practice of Criminal Justice, John F. Kennedy School of Government, Harvard University	6	None	• Service on advisory and trustee boards for charitable, international jurisprudence and nonprofit organizations • J.D., M.Phil., criminology
Steadman Upham, Ph.D., 65 Trustee (2001)	President and University Professor, The University of Tulsa	69	None	• Senior academic leadership positions for multiple universities • Service on advisory and trustee boards for educational and nonprofit organizations • Ph.D., anthropology

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“Interested” trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund’s service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, age and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years
James B. Lovelace, 58 Vice Chairman of the Board (1992)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	2	None
Joyce E. Gordon, 57 President and Trustee (1996)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*	2	None

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Other officers5

Name, age and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Michael J. Thawley, 64 Executive Vice President (2007)	Senior Vice President, Capital Research and Management Company; Senior Vice President and International Advisor, Capital Strategy Research, Inc.*
David A. Hoag, 48 Senior Vice President (2006)	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President – Capital Fixed Income Investors, Capital Bank and Trust Company*
Darcy Kopcho, 60 Senior Vice President (2013)	Executive Vice President and Director, Capital Group International, Inc.*; Senior Vice President – Capital International Investors, Capital Research and Management Company; Senior Vice President – Capital International Investors, Capital Guardian Trust Company*
David M. Riley, 47 Senior Vice President (2006)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company
Bradley J. Vogt, 49 Senior Vice President (2010)	Director, Capital Research and Management Company; Chairman and Director, Capital Research Company*; Senior Vice President – Capital Research Global Investors, Capital Research and Management Company; Director, American Funds Distributors, Inc.*
Grant L. Cambridge, 52 Vice President (2014)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company
M. Taylor Hinshaw, 41 Vice President (2010)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company
Donald H. Rolfe, 42 Vice President (2008)	Chief Compliance Officer, Capital Research Company*; Chief Compliance Officer, Capital Research and Management Company; Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company
Michael W. Stockton, 47 Secretary (2013)	Vice President — Fund Business Management Group, Capital Research and Management Company
Neal F. Wellons, 43 Treasurer (2008)	Vice President – Investment Operations, Capital Research and Management Company
Jennifer L. Butler, 48 Assistant Secretary (2013)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 63 Assistant Treasurer (2010)	Vice President – Investment Operations, Capital Research and Management Company
Jeffrey P. Regal, 43 Assistant Treasurer (2001)	Vice President – Investment Operations, Capital Research and Management Company

*	Company affiliated with Capital Research and Management Company.
[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.
[2]	Includes service as a director or officer of the fund’s predecessor, Capital Income Builder, Inc., a Maryland corporation. Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.
[4]	The term “interested” trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the officers listed, with the exception of M. Taylor Hinshaw, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2013:

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds within American Funds family overseen by trustee
“Independent” trustees
Joseph C. Berenato	$10,001 – $50,000	Over $100,000	$1 – $10,000	Over $100,000
Robert J. Denison	$10,001 – $50,000	Over $100,000	N/A	N/A
Mary Anne Dolan	Over $100,000	Over $100,000	N/A	N/A
R. Clark Hooper	$10,001 – $50,000	Over $100,000	N/A	Over $100,000
Koichi Itoh	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Merit E. Janow	Over $100,000	Over $100,000	N/A	N/A
Leonade D. Jones	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Stefanie Powers	Over $100,000	Over $100,000	N/A	N/A
Christopher E. Stone	$10,001 – $50,000	Over $100,000	N/A	N/A
Steadman Upham	$50,001 – $100,000	Over $100,000	Over $100,000	Over $100,000

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Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
“Interested” trustees
James B. Lovelace	Over $100,000	Over $100,000
Joyce E. Gordon	Over $100,000	Over $100,000
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for “interested” trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	N/A indicates that the listed individual, as of December 31, 2013, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.
[3]	Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — ‘Independent’ trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual fee, which ranges from $13,125 to $28,350, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended October 31, 2013:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
Joseph C. Berenato[2]	$47,942	$313,313
Robert J. Denison	36,418	215,875
Mary Anne Dolan	32,793	365,486
R. Clark Hooper	36,811	519,131
Koichi Itoh[2]	35,584	272,250
Merit E. Janow	52,671	345,890
Leonade D. Jones[2]	35,016	338,625
Stefanie Powers	48,503	145,500
Christopher E. Stone	40,253	235,875
Steadman Upham[2]	29,584	263,890
[1]	Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended October 31, 2013 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.
[2]	Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the end of the 2013 fiscal year for participating trustees is as follows: Joseph C. Berenato ($4,179), Koichi Itoh ($293,431), Leonade D. Jones ($148,830) and Steadman Upham ($602,341). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

As of August 1, 2014, the officers and trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on June 8, 1987, and was reorganized as a Delaware statutory trust on July 1, 2010. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and,

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accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, the Virginia College Savings PlanSM will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

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Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of Joseph C. Berenato, Leonade D. Jones, Stefanie Powers and Christopher E. Stone, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2013 fiscal year.

The fund has a contracts committee comprised of Joseph C. Berenato, Robert J. Denison, Mary Anne Dolan, R. Clark Hooper, Koichi Itoh, Merit E. Janow, Leonade D. Jones, Stefanie Powers, Christopher E. Stone and Steadman Upham, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2013 fiscal year.

The fund has a nominating and governance committee comprised of Robert J. Denison, Mary Anne Dolan, R. Clark Hooper, Koichi Itoh and Steadman Upham, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2013 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, other American Funds and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the funds’ boards monitor the proxy voting process and generally provide guidance with respect to the Principles through a joint proxy committee of the American Funds.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures). For proxies of securities managed

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by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The boards of the equity-oriented funds managed by the investment adviser have established a Joint Proxy Committee (“JPC”) composed of independent board members from each board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters. Members of the JPC also may be called upon to resolve voting conflicts involving funds co-managed by the investment adviser’s equity investment divisions and vote proxies when necessary as a result of regulatory requirements (see below for more information).

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (1) a client with substantial assets managed by the investment adviser or its affiliates, (2) an entity with a significant business relationship with the American Funds organization, or (3) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

In cases where a fund is co-managed and a portfolio company is held by more than one of the investment adviser’s equity investment divisions, voting ties are resolved by one of the following methods. First, for those funds that have delegated tie-breaking authority to the investment adviser, the outcome will be determined by the equity investment division with the larger position in the portfolio company as of the record date for the shareholder meeting. For the remaining funds, members of the JPC representing those funds will determine the outcome based on a review of the same information provided to the relevant investment analysts, proxy coordinators and proxy committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each

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proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

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Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on August 1, 2014. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class A Class B Class C Class 529-A Class 529-B	37.40% 24.49 7.91 19.54 13.24
First Clearing, LLC Custody Account Saint Louis, MO	Record	Class A Class B Class C Class F-1 Class F-2 Class R-1	7.53 8.80 11.97 6.21 12.50 5.04
Pershing, LLC Custody Account Jersey City, NJ	Record	Class A Class B Class C Class F-1 Class F-2	5.58 9.13 7.00 16.15 9.40
National Financial Services, LLC Omnibus Account Jersey City, NJ	Record	Class B Class F-1 Class F-2	5.34 12.55 6.69
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class C Class F-2	10.56 14.08
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class C Class F-1 Class F-2	10.51 5.35 10.45
Raymond James Omnibus Account St. Petersburg, FL	Record	Class C Class F-1	6.50 8.67
UBS WM USA Omnibus Account Jersey City, NJ	Record	Class F-1	10.80
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-1 Class F-2	8.45 5.20
Capital Group Private Client Services Account Irvine, CA	Record	Class F-2	10.67
LPL Financial Omnibus Account San Diego, CA	Record	Class F-2	5.02
Hartford Life Insurance Co. Separate Account 401K Plan Hartford, CT	Record Beneficial	Class R-1 Class R-3	47.03 9.36
Edward D. Jones & Co. Retirement Plan Norwood, MA	Record Beneficial	Class R- 5	27.11
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class R-5	19.66
Nationwide Trust Company Columbus, OH	Record	Class R-5	5.15
American Funds Growth and Income Portfolio Irvine, CA	Record	Class R-6	19.59
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Lincoln Variable Insurance Products #1 Pittsburgh, PA	Record	Class R-6	13.10
American Funds Income Portfolio Irvine, CA	Record	Class R-6	10.45
Lincoln Variable Insurance Products #2 Pittsburgh, PA	Record	Class R-6	7.75
American Funds 2020 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	5.48
American Funds 2030 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	5.34

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to both F share classes, all R share classes or all 529 share classes, respectively.

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Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser has claimed an exclusion from the definition of the term commodity pool operator under the Commodity Exchange Act (the “CEA”) with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as: a custom index of U.S., international and global funds that have an explicit income objective or focus; a custom index of higher yielding constituents from the MSCI US Index; a custom index of higher yielding constituents from the MSCI All Country World Index (ex US); Barclays U.S. Government/Credit 1-7 Years ex. BBB Index; Lipper Short-Intermediate Investment Grade Debt Funds Average; and Lipper Short-Intermediate U.S. Government Funds Average. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

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Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

The following table reflects information as of October 31, 2013:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]
James B. Lovelace	Over $1,000,000	6	$130.9	None		None
Joyce E. Gordon	Over $1,000,000	3	$180.7	None		None
David A. Hoag	Over $1,000,000	5	$42.2	None		None
Darcy Kopcho	$500,001 – $1,000,000	None		None		None
David M. Riley	Over $1,000,000	3	$88.4	1	$0.13	None
Bradley J. Vogt	Over $1,000,000	4	$160.1	None		None
Timothy D. Armour	Over $1,000,000	1	$11.9	None		None
L. Alfonso Barroso	$100,001 – $500,000	3	$96.7	1	$0.13	None
Winnie Kwan	$100,001 – $500,000	1	$22.8	None		None
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	Indicates RIC(s) for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No RIC or account has an advisory fee that is based on the performance of the RIC or account.
[3]	Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
[4]	Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio managers and their families are not reflected.
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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until October 31, 2014, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the daily net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles.

The management fee is based on the following annualized rates and daily net asset levels:

Net asset level

Rate	In excess of	Up to
0.240%	$ 0	$ 1,000,000,000
0.200	1,000,000,000	2,000,000,000
0.180	2,000,000,000	3,000,000,000
0.165	3,000,000,000	5,000,000,000
0.155	5,000,000,000	8,000,000,000
0.150	8,000,000,000	13,000,000,000
0.145	13,000,000,000	17,000,000,000
0.140	17,000,000,000	21,000,000,000
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Rate	In excess of	Up to
0.135	21,000,000,000	27,000,000,000
0.130	27,000,000,000	34,000,000,000
0.125	34,000,000,000	44,000,000,000
0.120	44,000,000,000	55,000,000,000
0.117	55,000,000,000	71,000,000,000
0.114	71,000,000,000	89,000,000,000
0.112	89,000,000,000	115,000,000,000
0.110	115,000,000,000

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Monthly gross income

Rate	In excess of	Up to
3.00%	$ 0	$100,000,000
2.50	100,000,000

Assuming net assets of $30 billion and gross investment income levels of 3%, 4%, 5%, 6% and 7%, management fees would be .24%, .27%, .30%, .32% and .35%, respectively.

For the fiscal years ended October 31, 2013, 2012 and 2011, the investment adviser received from the fund management fees of $196,096,000, $188,207,000 and $193,619,000, respectively.

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, F, R and 529 shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, F, R and 529 shares. The Administrative Agreement will continue in effect until October 31, 2014, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for administrative services. Administrative services fees are paid monthly and accrued daily.

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During the 2013 fiscal year, administrative services fees were:

Administrative services fee
Class A	$6,120,000
Class C	3,500,000
Class F-1	1,760,000
Class F-2	1,050,000
Class 529-A	963,000
Class 529-B	41,000
Class 529-C	321,000
Class 529-E	41,000
Class 529-F-1	29,000
Class R-1	73,000
Class R-2	367,000
Class R-3	486,000
Class R-4	245,000
Class R-5	234,000
Class R-6	1,009,000

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Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

•	For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.
•	For Class B and 529-B shares sold prior to April 21, 2009, the Principal Underwriter sold its rights to the .75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensated investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.
•	For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisors upon the sale of Class C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial advisors, in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-2E, R-3 and R-4 shares.

To the extent the fund serves as an underlying investment for certain variable annuity products, the Principal Underwriter may receive compensation from the variable annuity’s sponsoring insurance company. These payments generally cover expenses associated with the education and training efforts that the Principal Underwriter provides to the insurance company’s sales force.

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Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2013	$23,305,000	$103,194,000
	2012	16,983,000	76,732,000
	2011	17,429,000	79,605,000
Class C	2013	—	7,232,000
	2012	—	4,675,000
	2011	1,641,000	5,187,000
Class 529-A	2013	952,000	4,459,000
	2012	981,000	4,673,000
	2011	1,084,000	5,141,000
Class 529-C	2013	8,000	673,000
	2012	40,000	661,000
	2011	20,000	728,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, Class R-5 or Class R-6, no 12b-1 fees are paid from Class F-2, Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

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Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to .30% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable.

Class B and 529-B — The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to such shares for paying service-related expenses and .75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

Other share classes (Class C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-2E, R-3 and R-4) — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class C	0.25%	0.75%	1.00%
Class 529-C	0.25	0.75	1.00
Class F-1	0.25	—	0.50
Class 529-F-1	0.25	—	0.50
Class 529-E	0.25	0.25	0.75
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-2E	0.25	0.35	0.85
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

[1]	Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.
[2]	The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.
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During the 2013 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$146,854,000	$16,616,000
Class B	13,810,000	1,160,000
Class C	69,908,000	8,363,000
Class F-1	8,780,000	1,049,000
Class 529-A	4,241,000	552,000
Class 529-B	815,000	81,000
Class 529-C	6,391,000	925,000
Class 529-E	408,000	61,000
Class 529-F-1	—	—
Class R-1	1,457,000	220,000
Class R-2	5,447,000	881,000
Class R-3	4,845,000	752,000
Class R-4	1,222,000	195,000

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial advisors to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial advisor. If you need a financial advisor, please call American Funds Distributors at (800) 421-4120 for assistance.

Fee to Virginia College Savings Plan — With respect to Class 529 shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of .10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds, .07% on net assets between $30 billion and $50 billion, ..06% on net assets between $50 billion and $70 billion and .05% on net assets over $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter.

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Other compensation to dealers — As of July 2014, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

AEGON / Transamerica / Diversified

Diversified Capital Corporation

Diversified Resources, LLC

Diversified Securities, Incorporated

Merrill Lynch Life Insurance Company

Merrill Lynch Life Insurance Company of New York

Transam Securities, Inc.

Transamerica Financial Advisors, Inc.

Transamerica Financial Life Insurance Company

Transamerica Investors Securities Corporation

AXA Advisors, LLC

Cadaret, Grant & Co., Inc.

Cambridge

Cambridge Investment Research, Inc.

Cetera Financial Group

Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Specialists LLC

Cetera Investment Services LLC

CIMAS, LLC

Commonwealth

Commonwealth Financial Network

D.A. Davidson & Co.

Edward Jones

Edward Jones Health Savings Plan

H. Beck, Inc.

Hefren-Tillotson, Inc.

HTK / Janney Montgomery Group

Hornor, Townsend & Kent, Inc.

Janney Montgomery Scott LLC

ING Group

ING Financial Advisers, LLC

ING Financial Partners, Inc.

ING Investment Advisors, LLC

J.J.B. Hilliard Lyons

Hilliard Lyons Trust Company LLC

J. J. B. Hilliard, W. L. Lyons, LLC

J.P. Morgan Chase Banc One

J.P. Morgan Institutional Investments, Inc.

J.P. Morgan Securities LLC

JP Morgan Chase Bank, N.A.

Ladenburg Thalmann Group

Investacorp, Inc.

Ladenburg, Thalmann & Co., Inc.

Securities America, Inc.

Triad Advisors, Inc.

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Lincoln Network

Lincoln Capital Corp (RI)

Lincoln Financial Advisors Corporation

Lincoln Financial Distributors, Inc.

Lincoln Financial Securities Corporation

Lincoln Investment Advisors Corporation

Lincoln Management

Lincoln-Legacy

LPL Group

LPL Financial LLC

Mass Mutual / MML

MassMutual Trust Company FSB

Massmutual Trust Company, FSB (The)

MML Investors Services, LLC

Merrill Lynch Banc of America

Bank of America

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metlife Enterprises

Metlife Securities Inc.

New England Securities

Tower Square Securities, Inc.

Walnut Street Securities, Inc.

Morgan Stanley Smith Barney

Morgan Stanley Smith Barney LLC

NFP Securities, Inc.

NMIS

Northwestern Mutual Investment Services, LLC

NPH / Jackson National

Invest Financial Corporation

Investment Centers of America, Inc.

National Planning Corporation

SII Investments, Inc.

Park Avenue Securities LLC

PFS

PFS Investments Inc.

Puplava Securities, Inc.

Raymond James Group

Morgan Keegan & Company, Inc.

Raymond James & Associates, Inc.

Raymond James Financial Services Inc.

RBC Capital Markets Corporation

Robert W. Baird & Co. Incorporated

Stifel, Nicolaus & Company, Incorporated

The Advisor Group

FSC Securities Corporation

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Woodbury Financial Services, Inc.

UBS

UBS Financial Services Inc.

UBS Securities, LLC

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Wells Fargo Network

First Clearing LLC

Wells Fargo

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors Investment Services Group

Wells Fargo Advisors Latin American Channel

Wells Fargo Advisors Private Client Group

Wells Fargo Bank, N.A.

Wells Fargo Securities, LLC

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of the executions, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged, including on an execution-only basis, for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good

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faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser provides its trading desks with information regarding the relative value of services provided by particular broker-dealers. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the

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contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended October 31, 2013, 2012 and 2011 amounted to $28,359,000, $26,561,000 and $33,545,000, respectively. The volume of trading activity decreased during the fiscal year ended October 31, 2012 as compared to the fiscal year ended October 31, 2011, resulting in a decrease in brokerage commissions paid on portfolio transactions. The volume of trading activity increased during the most recently completed fiscal year, resulting in an increase in brokerage commissions paid on portfolio transactions.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recently completed fiscal year, the fund’s regular broker-dealers included Citigroup Inc., Goldman Sachs Group, Inc., Credit Suisse Group AG, Morgan Stanley and UBS AG. At the end of the fund’s most recently completed fiscal year, the fund held equity and debt securities of Citigroup Inc. in the amount of $51,850,000 and Goldman Sachs Group, Inc. in the amount of $24,350,000. The fund held equity securities of Credit Suisse Group AG in the amount of $253,315,000. The fund held debt securities of Morgan Stanley in the amount of $15,237,000 and UBS AG in the amount of $7,803,000.

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Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the 10th day after such month. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund’s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg, Overlap and Thomson Financial Research.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

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Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to clients other than the fund that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds Money Market Fund®) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

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Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the fund’s board. Subject to board oversight, the fund’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund’s net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

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Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. For corporate shareholders, a portion of the fund’s ordinary income dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. This deduction does not include dividends received from non-U.S. corporations and dividends on stocks the fund has not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of a fund’s dividends if they have held the shares in the fund on which the dividends were paid for the applicable 45 day or 90 day holding period surrounding the ex-dividend date of the fund’s dividends.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their

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shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly designates as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

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If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at americanfunds.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Unless otherwise noted, all references in the following pages to Class A, B, C or F-1 shares also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial advisor or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial advisor — Deliver or mail a check to your financial advisor.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Class R-5 and R-6 shares may also be made available to the Virginia College Savings Plan for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund’s investment adviser or distributor. Class R-6 shares are also available to other post employment benefits plans.

Class F-2 shares may be made available to other registered investment companies approved by the fund.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

•	Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and
•	Employer-sponsored CollegeAmerica accounts.
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The following account types may be established without meeting the initial purchase minimum:

•	Retirement accounts that are funded with employer contributions; and
•	Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

•	Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and
•	American Funds Money Market Fund accounts registered in the name of clients of Capital Guardian Trust Company’s Capital Group Private Client Services division.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of American Funds Money Market Fund to Class C shares of American Funds Short-Term Tax-Exempt Bond Fund, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial advisor, by using American FundsLine or americanfunds.com, or by telephoning (800) 421-4225 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Currently, Class C shares of the fund automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion feature of the Class C shares, including without limitation, providing for conversion into a different share class or for no conversion.

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In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class B shares for Class A shares — If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a Class A sales charge. If, however, you exchange your Class B shares for Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

Exchanging Class C shares for Class A shares — If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

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Exchanging Class A shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account.

Exchanging Class F-1 shares for Class F-2 shares — If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc. In the case where the employer adopts any other plan (including, but not limited to, an IRS model agreement), each participant’s account in the plan will be aggregated with the participant’s own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE IRA plan with a certain method of aggregating participant accounts as of November 15, 2004, may continue with that method so long as the employer has not modified the plan document since that date.

Other purchases

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;
(2)	currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their
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spouses, parents and/or children (these policies are subject to the dealer’s policies and system capabilities);
(3)	currently registered investment advisors (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible RIAs”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible RIAs or the spouses, children or parents of the Eligible RIAs are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible RIAs, their spouses, parents and/or children (these policies are subject to the RIA’s policies and system capabilities);
(4)	companies exchanging securities with the fund through a merger, acquisition or exchange offer;
(5)	insurance company separate accounts;
(6)	accounts managed by subsidiaries of The Capital Group Companies, Inc.;
(7)	The Capital Group Companies, Inc. and its affiliated companies;
(8)	an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;
(9)	wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and
(10)	full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Moving between accounts — Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

•	redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;
•	required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and
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•	death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Loan repayments — Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $1 million or more, b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and c) purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

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Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the “Statement”), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

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•	individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);
•	SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;
•	business accounts solely controlled by you or your immediate family (for example, you own the entire business);
•	trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);
•	endowments or foundations established and controlled by you or your immediate family; or
•	529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

•	for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;
•	made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;
•	for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;
•	for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;
•	for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or
•	for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

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Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series and American Funds College Target Date Series. Shares of American Funds Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series and American Funds College Target Date Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial advisor or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

CDSC waivers for Class A, B and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she

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notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

•	Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).
•	Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within CollegeAmerica.

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Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

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Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Automatic exchanges — For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

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Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your advisor or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call (800) 325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of the American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial advisor or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for

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losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Checkwriting — You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds Money Market Fund upon meeting the fund’s initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

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General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank NA, 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2013 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class A	$66,953,000
Class B	1,630,000
Class C	7,853,000
Class F-1	4,054,000
Class F-2	2,398,000
Class 529-A	1,610,000
Class 529-B	81,000
Class 529-C	581,000
Class 529-E	36,000
Class 529-F-1	48,000
Class R-1	150,000
Class R-2	2,369,000
Class R-3	1,617,000
Class R-4	500,000
Class R-5	229,000
Class R-6	6,000

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements included in this statement of additional information from the annual report have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting

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and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — O’Melveny & Myers LLP, 400 South Hope Street, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. Certain legal matters in connection with the shares offered by the prospectus have been passed upon for the fund by O’Melveny & Myers LLP. Counsel does not provide legal services to the fund’s investment adviser or any of its affiliated companies or control persons. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on October 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at americanfunds.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

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Determination of net asset value, redemption price and maximum offering price per share for Class A shares — April 30, 2014

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$60.02
Maximum offering price per share (100/94.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$63.68

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

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Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
Stock and stock/bond funds
AMCAP Fund®	002	202	302	402	602
American Balanced Fund®	011	211	311	411	611
American Funds Developing World Growth and Income FundSM	30100	32100	33100	34100	36100
American Funds Global Balanced FundSM	037	237	337	437	637
American Mutual Fund®	003	203	303	403	603
Capital Income Builder®	012	212	312	412	612
Capital World Growth and Income Fund®	033	233	333	433	633
EuroPacific Growth Fund®	016	216	316	416	616
Fundamental Investors®	010	210	310	410	610
The Growth Fund of America®	005	205	305	405	605
The Income Fund of America®	006	206	306	406	606
International Growth and Income FundSM	034	234	334	434	634
The Investment Company of America®	004	204	304	404	604
The New Economy Fund®	014	214	314	414	614
New Perspective Fund®	007	207	307	407	607
New World Fund®	036	236	336	436	636
SMALLCAP World Fund®	035	235	335	435	635
Washington Mutual Investors FundSM	001	201	301	401	601
Bond funds
American Funds Mortgage Fund®	042	242	342	442	642
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	N/A	439	639
American Funds Tax-Exempt Fund of New York®	041	241	341	441	641
American High-Income Municipal Bond Fund®	040	240	340	440	640
American High-Income Trust®	021	221	321	421	621
The Bond Fund of America®	008	208	308	408	608
Capital World Bond Fund®	031	231	331	431	631
Intermediate Bond Fund of America®	023	223	323	423	623
Limited Term Tax-Exempt Bond Fund of America®	043	243	343	443	643
Short-Term Bond Fund of America®	048	248	348	448	648
The Tax-Exempt Bond Fund of America®	019	219	319	419	619
The Tax-Exempt Fund of California®	020	220	320	420	620
The Tax-Exempt Fund of Maryland®*	024	224	324	424	624
The Tax-Exempt Fund of Virginia®*	025	225	325	425	625
U.S. Government Securities Fund®	022	222	322	422	622
Money market fund
American Funds Money Market Fund®	059	259	359	459	659

___________

*Qualified for sale only in certain jurisdictions.

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	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Stock and stock/bond funds
AMCAP Fund	1002	1202	1302	1502	1402
American Balanced Fund	1011	1211	1311	1511	1411
American Funds Developing World Growth and Income Fund	10100	12100	13100	14100	15100
American Funds Global Balanced Fund	1037	1237	1337	1537	1437
American Mutual Fund	1003	1203	1303	1503	1403
Capital Income Builder	1012	1212	1312	1512	1412
Capital World Growth and Income Fund	1033	1233	1333	1533	1433
EuroPacific Growth Fund	1016	1216	1316	1516	1416
Fundamental Investors	1010	1210	1310	1510	1410
The Growth Fund of America	1005	1205	1305	1505	1405
The Income Fund of America	1006	1206	1306	1506	1406
International Growth and Income Fund	1034	1234	1334	1534	1434
The Investment Company of America	1004	1204	1304	1504	1404
The New Economy Fund	1014	1214	1314	1514	1414
New Perspective Fund	1007	1207	1307	1507	1407
New World Fund	1036	1236	1336	1536	1436
SMALLCAP World Fund	1035	1235	1335	1535	1435
Washington Mutual Investors Fund	1001	1201	1301	1501	1401
Bond funds
American Funds Mortgage Fund	1042	1242	1342	1542	1442
American High-Income Trust	1021	1221	1321	1521	1421
The Bond Fund of America	1008	1208	1308	1508	1408
Capital World Bond Fund	1031	1231	1331	1531	1431
Intermediate Bond Fund of America	1023	1223	1323	1523	1423
Short-Term Bond Fund of America	1048	1248	1348	1548	1448
U.S. Government Securities Fund	1022	1222	1322	1522	1422
Money market fund
American Funds Money Market Fund	1059	1259	1359	1559	1459
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Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5	Class R-6
Stock and stock/bond funds
AMCAP Fund	2102	2202	4102	2302	2402	2502	2602
American Balanced Fund	2111	2211	4111	2311	2411	2511	2611
American Funds Developing World Growth and Income Fund	21100	22100	41100	23100	24100	25100	26100
American Funds Global Balanced Fund	2137	2237	4137	2337	2437	2537	2637
American Mutual Fund	2103	2203	4103	2303	2403	2503	2603
Capital Income Builder	2112	2212	4112	2312	2412	2512	2612
Capital World Growth and Income Fund	2133	2233	4133	2333	2433	2533	2633
EuroPacific Growth Fund	2116	2216	4116	2316	2416	2516	2616
Fundamental Investors	2110	2210	4110	2310	2410	2510	2610
The Growth Fund of America	2105	2205	4105	2305	2405	2505	2605
The Income Fund of America	2106	2206	4106	2306	2406	2506	2606
International Growth and Income Fund	2134	2234	41034	2334	2434	2534	2634
The Investment Company of America	2104	2204	4104	2304	2404	2504	2604
The New Economy Fund	2114	2214	4114	2314	2414	2514	2614
New Perspective Fund	2107	2207	4107	2307	2407	2507	2607
New World Fund	2136	2236	4136	2336	2436	2536	2636
SMALLCAP World Fund	2135	2235	4135	2335	2435	2535	2635
Washington Mutual Investors Fund	2101	2201	4101	2301	2401	2501	2601
Bond funds
American Funds Mortgage Fund	2142	2242	4142	2342	2442	2542	2642
American High-Income Trust	2121	2221	4121	2321	2421	2521	2621
The Bond Fund of America	2108	2208	4108	2308	2408	2508	2608
Capital World Bond Fund	2131	2231	4131	2331	2431	2531	2631
Intermediate Bond Fund of America	2123	2223	4123	2323	2423	2523	2623
Short-Term Bond Fund of America	2148	2248	4148	2348	2448	2548	2648
U.S. Government Securities Fund	2122	2222	4122	2322	2422	2522	2622
Money market fund
American Funds Money Market Fund	2159	2259	4159	2359	2459	2559	2659

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	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
American Funds Target Date Retirement Series®
American Funds 2055 Target Date Retirement Fund®	082	282	382	482	682
American Funds 2050 Target Date Retirement Fund®	069	269	369	469	669
American Funds 2045 Target Date Retirement Fund®	068	268	368	468	668
American Funds 2040 Target Date Retirement Fund®	067	267	367	467	667
American Funds 2035 Target Date Retirement Fund®	066	266	366	466	36066
American Funds 2030 Target Date Retirement Fund®	065	265	365	465	665
American Funds 2025 Target Date Retirement Fund®	064	264	364	464	664
American Funds 2020 Target Date Retirement Fund®	063	263	363	463	663
American Funds 2015 Target Date Retirement Fund®	062	262	362	462	662
American Funds 2010 Target Date Retirement Fund®	061	261	361	461	661

Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds 2055 Target Date Retirement Fund®	2182	2282	4182	2382	2482	2582	2682
American Funds 2050 Target Date Retirement Fund®	2169	2269	4169	2369	2469	2569	2669
American Funds 2045 Target Date Retirement Fund®	2168	2268	4168	2368	2468	2568	2668
American Funds 2040 Target Date Retirement Fund®	2167	2267	4167	2367	2467	2567	2667
American Funds 2035 Target Date Retirement Fund®	2166	2266	4166	2366	2466	2566	2666
American Funds 2030 Target Date Retirement Fund®	2165	2265	4165	2365	2465	2565	2665
American Funds 2025 Target Date Retirement Fund®	2164	2264	4164	2364	2464	2564	2664
American Funds 2020 Target Date Retirement Fund®	2163	2263	4163	2363	2463	2563	2663
American Funds 2015 Target Date Retirement Fund®	2162	2262	4162	2362	2462	2562	2662
American Funds 2010 Target Date Retirement Fund®	2161	2261	4161	2361	2461	2561	2661

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds College Target Date Series®
American Funds College 2030 Fund®	1094	1294	1394	1594	1494
American Funds College 2027 Fund®	1093	1293	1393	1593	1493
American Funds College 2024 Fund®	1092	1292	1392	1592	1492
American Funds College 2021 Fund®	1091	1291	1391	1591	1491
American Funds College 2018 Fund®	1090	1290	1390	1590	1490
American Funds College 2015 Fund®	1089	1289	1389	1589	1489
American Funds College Enrollment FundSM	1088	1288	1388	1588	1488

Capital Income Builder - Page 75

Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM	055	255	355	455	655
American Funds Growth PortfolioSM	053	253	353	453	653
American Funds Growth and Income PortfolioSM	051	251	351	451	651
American Funds Balanced PortfolioSM	050	250	350	450	650
American Funds Income PortfolioSM	047	247	347	447	647
American Funds Tax-Advantaged Income PortfolioSM	046	246	346	446	646
American Funds Preservation PortfolioSM	045	245	345	445	645
American Funds Tax-Exempt Preservation PortfolioSM	044	244	344	444	644
Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds Global Growth Portfolio	1055	1255	1355	1555	1455
American Funds Growth Portfolio	1053	1253	1353	1553	1453
American Funds Growth and Income Portfolio	1051	1251	1351	1551	1451
American Funds Balanced Portfolio	1050	1250	1350	1550	1450
American Funds Income Portfolio	1047	1247	1347	1547	1447
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1245	1345	1545	1445
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A
Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	4155	2355	2455	2555	2655
American Funds Growth Portfolio	2153	2253	4153	2353	2453	2553	2653
American Funds Growth and Income Portfolio	2151	2251	4151	2351	2451	2551	2651
American Funds Balanced Portfolio	2150	2250	4150	2350	2450	2550	2650
American Funds Income Portfolio	2147	2247	4147	2347	2447	2547	2647
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	4145	2345	2445	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Capital Income Builder - Page 76

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating definitions

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

Capital Income Builder - Page 77

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

Capital Income Builder - Page 78

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Capital Income Builder - Page 79

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

•	The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;
•	The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
•	Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
Capital Income Builder - Page 80

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

•	The selective payment default on a specific class or currency of debt;
•	The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
•	The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
•	Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Capital Income Builder - Page 81

Capital Income Builder® Investment portfolio April 30, 2014

unaudited

Common stocks 80.50%
		Value
Financials 11.20%	Shares	(000)

HSBC Holdings PLC (Hong Kong)[1]	75,218,861	$ 763,185
HSBC Holdings PLC (United Kingdom)[1]	40,823,835	417,239
Sampo Oyj, Class A1	21,728,343	1,082,114
HCP, Inc.	21,621,800	905,089
Prudential PLC[1]	35,666,089	820,375
BNP Paribas SA1	7,083,500	532,693
Public Storage	2,958,500	519,246
Digital Realty Trust, Inc.[2]	8,345,000	445,623
Aviva PLC[1]	42,840,900	381,071
Link Real Estate Investment Trust[1]	65,280,000	324,614
Principal Financial Group, Inc.	6,555,600	307,064
Starwood Property Trust, Inc.[2]	12,437,000	299,110
Ventas, Inc.	4,509,000	297,955
Bank of Nova Scotia	3,847,200	233,770
Westpac Banking Corp.[1]	7,086,077	231,917
Credit Suisse Group AG1,3	6,881,868	218,187
Deutsche Börse AG1	2,954,000	216,363
CME Group Inc., Class A	3,000,000	211,170
Equity Residential, shares of beneficial interest	3,250,500	193,210
Crown Castle International Corp.	2,270,000	165,097
New York Community Bancorp, Inc.	10,662,000	164,301
Old Republic International Corp.	9,176,200	151,958
Svenska Handelsbanken AB, Class A1	2,724,000	137,232
Mercury General Corp.[2]	2,809,700	134,472
Hospitality Properties Trust	4,250,000	127,713
BM&FBOVESPA SA, ordinary nominative	24,650,300	126,029
Arthur J. Gallagher & Co.	2,786,989	125,470
Industrial and Commercial Bank of China Ltd., Class H1	196,726,260	117,250
Bank of China Ltd., Class H1	265,642,000	116,859
Barclays PLC[1]	19,088,539	81,388
Sunway Real Estate Investment Trust[1,2]	162,538,400	67,695
Ascendas Real Estate Investment Trust[1]	33,510,000	61,224
Sun Hung Kai Properties Ltd.[1]	4,729,000	59,615
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1,2]	145,255,000	58,452
Hang Seng Bank Ltd.[1]	3,560,000	58,022
Starwood Waypoint Residential Trust[2,3]	2,016,400	54,786
Fortune Real Estate Investment Trust[1]	58,119,000	46,016
Champion Real Estate Investment Trust[1]	92,611,638	43,603
CapitaMall Trust[1]	26,682,210	42,469
Cache Logistics Trust[1,2]	41,000,000	37,614
CDL Hospitality Trusts, units[1]	19,078,500	27,331
CapitaCommercial Trust[1]	21,082,000	26,943
Société Générale[1]	376,945	23,472
Keppel REIT[1]	22,587,750	21,800
Common stocks
		Value
Financials (continued)	Shares	(000)

Ascott Residence Trust[1]	21,654,400	$ 20,737
Parkway Life Real Estate Investment Trust[1]	8,300,000	16,624
Frasers Centrepoint Trust[1]	5,491,000	7,863
		10,522,030
Consumer staples 11.01%

Altria Group, Inc.	70,700,875	2,835,812
Philip Morris International Inc.	30,340,000	2,591,946
British American Tobacco PLC[1]	12,313,137	709,835
Nestlé SA1	8,778,599	678,898
Kraft Foods Group, Inc.	9,477,666	538,900
Coca-Cola Co.	11,130,100	453,997
Lorillard, Inc.	7,053,600	419,125
Reynolds American Inc.	5,769,208	325,556
Imperial Tobacco Group PLC[1]	7,127,955	308,243
Procter & Gamble Co.	3,112,600	256,945
Unilever PLC[1]	3,880,000	173,734
Kimberly-Clark Corp.	1,500,000	168,375
Unilever NV, depository receipts[1]	3,616,000	155,039
Japan Tobacco Inc.[1]	4,584,000	150,460
Kellogg Co.	2,136,000	142,749
ConAgra Foods, Inc.	3,000,000	91,530
Treasury Wine Estates Ltd.[1]	25,637,502	90,943
PepsiCo, Inc.	862,000	74,037
Diageo PLC[1]	1,874,300	57,465
Anheuser-Busch InBev NV1	500,000	53,311
Orior AG1,2	385,000	24,882
Philip Morris CR as1	42,500	22,448
Convenience Retail Asia Ltd.[1]	17,152,000	11,527
		10,335,757
Utilities 10.20%

National Grid PLC[1]	157,627,895	2,237,130
SSE PLC[1,2]	53,016,919	1,367,236
Dominion Resources, Inc.	12,446,980	902,904
EDP — Energias de Portugal, SA1	143,569,390	697,981
Exelon Corp.	15,559,300	545,042
Fortum Oyj[1]	22,014,793	497,801
Duke Energy Corp.	6,207,269	462,380
DTE Energy Co.	5,451,500	425,980
Southern Co.	8,500,000	389,555
PG&E Corp.	6,580,000	299,916
FirstEnergy Corp.	6,055,000	204,356
NextEra Energy, Inc.	2,000,000	199,700
GDF SUEZ[1]	7,835,803	197,787
Iberdrola, SA1	26,264,861	183,477
Xcel Energy Inc.	5,516,000	175,795
Power Assets Holdings Ltd.[1]	19,062,500	164,448
Glow Energy PCL[1]	57,648,000	138,504
Ratchaburi Electricity Generating Holding PCL[1,2]	77,350,000	127,472
PT Perusahaan Gas Negara (Persero) Tbk[1]	270,100,000	124,456
PPL Corp.	2,740,500	91,368
Centrica PLC[1]	12,900,000	71,880
Entergy Corp.	752,500	54,556
Enersis SA (ADR)	1,040,000	16,744
		9,576,468
Common stocks
		Value
Health care 9.40%	Shares	(000)

AbbVie Inc.	41,026,000	$ 2,136,634
Novartis AG1	22,665,000	1,969,708
Amgen Inc.	11,582,200	1,294,311
GlaxoSmithKline PLC[1]	40,716,900	1,122,983
Pfizer Inc.	12,330,800	385,707
AstraZeneca PLC[1]	2,488,600	196,576
AstraZeneca PLC (ADR)	1,558,200	123,176
Roche Holding AG1	1,067,200	313,744
Johnson & Johnson	3,000,000	303,870
Sonic Healthcare Ltd.[1]	15,372,157	253,484
Orion Oyj, Class B1	6,439,699	196,401
Merck & Co., Inc.	3,178,200	186,115
Bristol-Myers Squibb Co.	3,404,800	170,546
Teva Pharmaceutical Industries Ltd. (ADR)	1,631,000	79,691
Bayer AG1	573,000	79,520
Oriola-KD Oyj, Class B1,3	4,145,102	13,772
		8,826,238
Telecommunication services 9.34%

Verizon Communications Inc.	50,981,084	2,382,346
Singapore Telecommunications Ltd.[1]	463,931,500	1,417,668
CenturyLink, Inc.[2]	35,533,235	1,240,465
AT&T Inc.	31,115,910	1,110,838
Vodafone Group PLC[1]	152,571,636	579,857
TeliaSonera AB1	77,125,277	560,983
OJSC Mobile TeleSystems (ADR)	20,184,850	338,298
Advanced Info Service PCL[1]	37,264,600	279,535
TDC A/S1	21,495,244	202,107
Telstra Corp. Ltd.[1]	34,514,000	167,618
MTN Group Ltd.[1]	5,156,000	103,424
Total Access Communication PCL, nonvoting depository receipts[1]	25,150,000	96,985
OJSC MegaFon (GDR)[1,4]	3,000,000	78,204
Belgacom SA1	2,530,800	77,465
Hutchison Telecommunications Hong Kong Holdings Ltd.[1]	214,176,000	70,248
Telefónica Czech Republic, AS1	3,066,917	46,467
BCE Inc.	495,000	22,039
		8,774,547
Energy 6.62%

Royal Dutch Shell PLC, Class B1	29,425,412	1,249,237
Royal Dutch Shell PLC, Class A1	5,688,700	225,735
BP PLC[1]	157,558,000	1,329,222
Kinder Morgan, Inc.	25,303,873	826,424
Eni SpA[1]	27,298,600	709,872
Chevron Corp.	2,954,500	370,849
Exxon Mobil Corp.	3,334,000	341,435
ConocoPhillips	3,988,100	296,356
Seadrill Ltd.	5,888,200	207,382
Crescent Point Energy Corp.	5,053,700	205,597
Spectra Energy Corp	2,783,220	110,522
Ensco PLC, Class A	2,000,000	100,900
OJSC Gazprom (ADR)[1]	10,490,000	76,114
Canyon Services Group Inc.[2]	4,040,500	55,591
Kværner ASA[1,2]	17,485,000	35,078
Common stocks
		Value
Energy (continued)	Shares	(000)

TOTAL SA1	388,000	$ 27,743
Prosafe SE1	3,001,000	26,497
Husky Energy Inc.	738,900	24,148
		6,218,702
Industrials 6.00%

Lockheed Martin Corp.	6,951,000	1,140,937
General Electric Co.	28,405,000	763,810
VINCI SA1	7,865,401	594,596
Rexel SA1,2	15,194,748	384,126
Schneider Electric SA1	3,284,700	308,710
Sydney Airport, units[1]	71,566,435	281,212
Singapore Technologies Engineering Ltd[1]	91,974,000	280,301
KONE Oyj, Class B1	6,322,000	271,003
BAE Systems PLC[1]	38,790,977	263,275
COSCO Pacific Ltd.[1,2]	148,066,551	198,638
Waste Management, Inc.	4,425,300	196,705
R.R. Donnelley & Sons Co.	7,855,957	138,265
Andritz AG1	1,919,000	119,332
BTS Rail Mass Transit Growth Infrastructure Fund[1,2]	367,453,100	109,707
Hutchison Port Holdings Trust[1]	140,756,000	95,835
United Technologies Corp.	785,000	92,889
Emerson Electric Co.	1,200,000	81,816
China Merchants Holdings (International) Co., Ltd.[1]	23,210,000	72,613
SATS Ltd.[1]	24,526,000	62,068
BELIMO Holding AG1	18,215	51,293
Loomis AB, Class B1	1,604,768	43,633
United Parcel Service, Inc., Class B	440,000	43,340
SIA Engineering Co. Ltd.[1]	8,617,000	32,963
Uponor Oyj[1]	152,089	3,018
		5,630,085
Consumer discretionary 4.34%

Daimler AG1	6,557,400	607,460
Darden Restaurants, Inc.[2]	10,015,400	497,865
ProSiebenSat.1 Media AG1	8,531,000	373,567
William Hill PLC[1,2]	49,941,818	299,804
Li & Fung Ltd.[1]	193,640,000	282,251
Greene King PLC[1,2]	17,465,299	262,862
Volkswagen AG, nonvoting preferred[1,3]	809,750	218,147
Hasbro, Inc.	3,754,984	207,500
RTL Group SA, non-registered shares[1]	1,651,660	184,152
Ladbrokes PLC[1,2]	59,622,507	154,748
SJM Holdings Ltd.[1]	54,815,000	152,430
Kingfisher PLC[1]	18,716,000	132,566
SES SA, Class A (FDR)[1]	3,418,890	128,795
Home Depot, Inc.	1,065,000	84,678
Stella International Holdings Ltd.[1]	34,333,500	84,676
Leggett & Platt, Inc.	2,470,000	81,164
Marks and Spencer Group PLC[1]	10,195,000	76,093
H & M Hennes & Mauritz AB, Class B1	1,758,500	71,850
Matas A/S1,3	1,960,008	53,855
Marston’s PLC[1]	20,448,705	50,900
Ekornes ASA[1,2]	1,990,851	31,580
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

mobilezone holding ag, non-registered shares[1,2,3]	2,325,000	$ 26,414
Darty PLC[1]	7,266,600	12,546
Revel AC, Inc.[1,3,5]	41,667	—
		4,075,903
Information technology 4.33%

Texas Instruments Inc.	21,618,000	982,538
Microsoft Corp.	12,027,200	485,899
Quanta Computer Inc.[1]	143,465,190	394,199
Delta Electronics, Inc.[1]	55,099,396	338,701
Siliconware Precision Industries Co., Ltd.[1,2]	202,563,300	297,511
Maxim Integrated Products, Inc.	8,512,700	276,152
Apple Inc.	449,900	265,481
Intel Corp.	7,800,000	208,182
Seagate Technology	3,928,160	206,543
VTech Holdings Ltd.[1]	12,350,500	170,458
Cisco Systems, Inc.	6,000,000	138,660
Playtech PLC[1]	10,016,661	113,094
Moneysupermarket.com Group PLC[1,2]	34,915,401	107,581
Analog Devices, Inc.	1,272,000	65,241
Atea ASA[1]	1,725,000	19,831
		4,070,071
Materials 3.16%

BASF SE1,3	4,197,700	485,922
Rio Tinto PLC[1]	8,411,000	457,212
Dow Chemical Co.	8,654,000	431,835
Amcor Ltd.[1]	40,932,185	392,043
CRH PLC[1]	10,803,309	314,704
RPM International, Inc.	6,000,000	255,960
E.I. du Pont de Nemours and Co.	2,000,000	134,640
Boral Ltd.[1]	24,888,521	132,116
MeadWestvaco Corp.	3,259,000	127,329
Air Products and Chemicals, Inc.	600,000	70,512
Nampak Ltd.[1]	15,325,180	57,147
Koninklijke DSM NV1	691,800	49,623
Akzo Nobel NV1	600,000	46,296
Israel Chemicals Ltd.[1]	1,054,822	9,364
		2,964,703
Miscellaneous 4.90%

Other common stocks in initial period of acquisition		4,605,238
Total common stocks (cost: $61,567,388,000)		75,599,742
Preferred securities 0.05%

Utilities 0.02%

Southern Co. 5.625%	800,000	19,950
Financials 0.01%

HSBC Holdings PLC, Series 2, 8.00%	200,000	5,406
Citigroup Inc., Series K, depositary shares	168,000	4,510
		9,916
Preferred securities
		Value
U.S. government agency securities 0.01%	Shares	(000)

CoBank, ACB, Class E, noncumulative[4]	13,000	$ 9,478
Miscellaneous 0.01%

Other preferred securities in initial period of acquisition		5,266
Total preferred securities (cost: $47,389,000)		44,610
Rights & warrants 0.00%

Miscellaneous 0.00%

Other rights & warrants in initial period of acquisition		266
Total rights & warrants (cost: $0)		266
Convertible securities 0.09%
	Shares or
Financials 0.07%	principal amount

Bank of Ireland 10.00% convertible notes 2016	€23,175,000	35,733
Bank of America Corp., Series L, 7.25% convertible preferred	18,000	20,489
Fannie Mae 5.375% convertible preferred 2032[3]	240	8,040
		64,262
Industrials 0.02%

United Continental Holdings, Inc. 6.00% convertible preferred 2030	347,000	17,163
Total convertible securities (cost: $77,621,000)		81,425
Bonds, notes & other debt instruments 14.73%
Corporate bonds & notes 6.44%	Principal amount
Financials 1.43%	(000)

JPMorgan Chase & Co. 6.30% 2019	$ 5,000	5,918
JPMorgan Chase & Co. 4.625% 2021	5,000	5,485
JPMorgan Chase & Co. 3.20% 2023	5,000	4,885
JPMorgan Chase & Co. 4.85% 2044	3,000	3,103
JPMorgan Chase & Co., Series-U, junior subordinated, perpetual, 6.125% (undated)[6]	10,000	10,043
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[6]	65,950	74,853
Bank of Ireland 10.24% (undated)	€57,905	88,211
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[6]	$71,606	81,631
Developers Diversified Realty Corp. 5.50% 2015	4,194	4,376
Developers Diversified Realty Corp. 9.625% 2016	15,520	17,891
Developers Diversified Realty Corp. 7.50% 2017	27,306	31,534
Developers Diversified Realty Corp. 7.875% 2020	16,870	21,121
Goldman Sachs Group, Inc. 2.625% 2019	15,072	15,116
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,568
Goldman Sachs Group, Inc. 3.625% 2023	2,500	2,483
Goldman Sachs Group, Inc. 4.00% 2024	28,005	28,144
Goldman Sachs Group, Inc., Series L, 5.70% 2049[6]	3,905	4,007
Bank of America Corp., Series L, 3.625% 2016	3,045	3,192
Bank of America Corp. 3.75% 2016	2,270	2,398
Bank of America Corp. 5.75% 2017	5,000	5,662
Bank of America Corp. 5.65% 2018	1,940	2,202
Bank of America Corp. 2.60% 2019	3,500	3,522
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Bank of America Corp., Series L, 2.65% 2019	$10,390	$10,448
Bank of America Corp. 5.875% 2021	5,000	5,804
Bank of America Corp. 3.30% 2023	6,185	6,012
Bank of America Corp. 4.00% 2024	11,850	11,929
Bank of America Corp. 4.875% 2044	7,000	7,133
Westfield Group 5.75% 2015[4]	16,750	17,831
Westfield Group 5.70% 2016[4]	8,000	8,881
Westfield Group 7.125% 2018[4]	3,925	4,671
Westfield Group 6.75% 2019[4]	18,525	22,448
Westfield Group 3.375% 2022[4]	3,500	3,539
Goodman Funding Pty Ltd. 6.375% 2020[4]	4,000	4,572
Goodman Funding Pty Ltd. 6.00% 2022[4]	37,395	41,883
CNA Financial Corp. 5.85% 2014	30,000	30,983
CNA Financial Corp. 7.35% 2019	6,000	7,408
CNA Financial Corp. 3.95% 2024	3,135	3,205
Citigroup Inc. 3.953% 2016	7,500	7,949
Citigroup Inc. 2.50% 2018	7,500	7,588
Citigroup Inc. 8.50% 2019	12,656	16,140
Citigroup Inc. 3.875% 2023	5,000	5,007
Citigroup Inc. 5.30% 2044	4,500	4,530
Prologis, Inc. 2.75% 2019	10,500	10,658
Prologis, Inc. 3.35% 2021	15,250	15,383
Prologis, Inc. 4.25% 2023	10,000	10,342
Hospitality Properties Trust 5.125% 2015	3,675	3,717
Hospitality Properties Trust 6.30% 2016	1,400	1,503
Hospitality Properties Trust 5.625% 2017	5,895	6,455
Hospitality Properties Trust 6.70% 2018	5,978	6,760
Hospitality Properties Trust 5.00% 2022	5,250	5,527
Hospitality Properties Trust 4.50% 2023	8,480	8,456
HBOS PLC 6.75% 2018[4]	25,085	28,618
PNC Funding Corp. 5.40% 2014	10,000	10,050
PNC Financial Services Group, Inc. 3.90% 2024	10,000	10,034
PNC Preferred Funding Trust I, junior subordinated 1.883% (undated)[4,6]	8,600	8,030
MetLife Global Funding I 5.125% 2014[4]	7,500	7,535
MetLife Global Funding I 1.30% 2017[4]	10,000	9,992
MetLife Global Funding I 2.30% 2019[4]	5,395	5,428
Metlife, Inc. 3.60% 2024	4,905	4,951
Morgan Stanley 3.80% 2016	5,000	5,264
Morgan Stanley 2.125% 2018	10,000	10,033
Morgan Stanley, Series F, 3.875% 2024	7,000	6,969
Morgan Stanley, Series H, 5.45% 2049[6]	1,980	1,998
Barclays Bank PLC 2.50% 2019	6,210	6,277
Barclays Bank PLC 5.14% 2020	15,525	16,741
Kimco Realty Corp., Series C, 5.783% 2016	4,000	4,353
Kimco Realty Corp. 4.30% 2018	12,000	12,922
Kimco Realty Corp. 6.875% 2019	1,320	1,584
Kimco Realty Corp. 3.125% 2023	3,000	2,862
Bank of New York Mellon Corp. 0.798% 2018[6]	6,400	6,452
Bank of New York Mellon Corp. 2.10% 2019	15,000	14,994
Essex Portfolio L.P. 3.25% 2023	7,845	7,532
Essex Portfolio L.P. 3.875% 2024[4]	13,035	12,999
Northern Trust Corp. 4.625% 2014	8,475	8,475
Northern Trust Corp. 5.85% 2017[4]	10,150	11,577
Regions Financial Corp. 7.75% 2014	4,228	4,387
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Regions Financial Corp. 2.00% 2018	$15,000	$14,840
UDR, Inc., Series A, 5.25% 2015	8,975	9,262
UDR, Inc. 3.70% 2020	7,910	8,148
CIT Group Inc., Series C, 4.75% 2015[4]	7,000	7,197
CIT Group Inc. 5.00% 2017	7,000	7,499
CIT Group Inc. 3.875% 2019	2,525	2,560
American International Group, Inc. 3.80% 2017	11,000	11,775
American International Group, Inc. 3.375% 2020	5,000	5,182
HSBC Bank PLC 0.876% 2018[4,6]	425	429
HSBC USA Inc. 1.114% 2018[6]	11,000	11,150
HSBC Holdings PLC 5.25% 2044	5,000	5,134
UnumProvident Finance Co. PLC 6.85% 2015[4]	1,885	2,044
Unum Group 7.125% 2016	12,625	14,382
US Bancorp. 0.726% 2018[6]	12,250	12,318
US Bancorp. 0.628% 2019[6]	3,750	3,762
QBE Insurance Group Ltd. 2.40% 2018[4]	15,035	14,776
Simon Property Group, LP 4.20% 2015	2,430	2,475
Simon Property Group, LP 5.875% 2017	5,000	5,595
Simon Property Group, LP 6.125% 2018	5,665	6,596
Nordea Bank AB 1.625% 2018[4]	2,500	2,474
Nordea Bank AB 2.375% 2019[4]	6,500	6,523
Nordea Bank AB 4.875% 2021[4]	5,000	5,320
ERP Operating LP 5.75% 2017	6,000	6,786
ERP Operating LP 4.75% 2020	2,500	2,752
ERP Operating LP 3.00% 2023	4,000	3,830
Realogy Corp., Letter of Credit, 4.50% 2016[6,7,8]	314	313
Realogy Corp. 4.50% 2019[4]	1,500	1,515
Realogy Corp. 9.00% 2020[4]	10,000	11,500
BPCE SA group 5.70% 2023[4]	7,850	8,328
BPCE SA group 4.00% 2024	3,900	3,907
BB&T Corp. 2.25% 2019	12,000	12,048
ACE Capital Trust II 9.70% 2030	7,210	10,631
AvalonBay Communities, Inc. 3.625% 2020	10,110	10,510
American Express Co. 6.15% 2017	9,080	10,453
Piedmont Operating Partnership LP 3.40% 2023	3,000	2,801
Piedmont Operating Partnership LP 4.45% 2024	7,500	7,618
Intercontinentalexchange, Inc. 4.00% 2023	9,500	9,896
DCT Industrial Trust Inc. 4.50% 2023[4]	9,590	9,633
AXA SA, Series B, junior subordinated 6.379% (undated)[4,6]	7,000	7,542
AXA SA, junior subordinated 6.463% (undated)[4,6]	1,900	2,046
iStar Financial Inc. 3.875% 2016	3,575	3,700
iStar Financial Inc., Term Loan B, 4.50% 2017[6,7,8]	3,815	3,833
iStar Financial Inc. 4.875% 2018	1,650	1,708
Credit Agricole SA 2.50% 2019[4]	8,500	8,503
New York Life Global Funding 1.30% 2017[4]	2,500	2,486
New York Life Global Funding 2.10% 2019[4]	6,000	5,982
American Campus Communities, Inc. 3.75% 2023	8,615	8,329
Synovus Financial Corp. 7.875% 2019	7,000	8,032
BioMed Realty Trust, Inc. 2.625% 2019	7,005	6,987
Alexandria Real Estate Equities, Inc. 3.90% 2023	6,000	5,906
Liberty Mutual Group Inc. 6.70% 2016[4]	5,000	5,610
Corporate Office Properties Trust 3.60% 2023	4,220	4,007
Corporate Office Properties LP 5.25% 2024	1,500	1,602
Discover Financial Services 10.25% 2019	4,334	5,509
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Rabobank Nederland 4.625% 2023	$ 5,000	$ 5,219
Leucadia National Corp. 5.50% 2023	4,750	5,005
Berkshire Hathaway Inc. 4.40% 2042	3,000	2,979
Berkshire Hathaway Finance Corp. 4.30% 2043	2,000	1,950
UBS AG 4.875% 2020	4,352	4,856
CME Group Inc. 5.30% 2043	4,000	4,546
Crescent Resources 10.25% 2017[4]	3,630	4,075
Ryman Hospitality Properties, Inc. 5.00% 2021	3,975	3,985
Prudential Financial, Inc. 4.50% 2021	3,500	3,837
International Lease Finance Corp. 4.875% 2015	3,000	3,101
Mack-Cali Realty Corp. 2.50% 2017	3,000	3,037
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,559
Brandywine Operating Partnership, LP 5.70% 2017	41	45
Brandywine Operating Partnership, LP 3.95% 2023	170	169
Host Hotels & Resorts LP 6.00% 2021	2,000	2,291
Genworth Holdings, Inc. 4.90% 2023	1,565	1,680
FelCor Lodging Trust Inc. 5.625% 2023	1,375	1,396
TitleMax Finance Corp. 8.50% 2018[4]	350	374
		1,346,012
Energy 0.96%

CNOOC Finance (2013) Ltd. 3.00% 2023	81,200	74,595
China National Offshore Oil Corp. Ltd. 4.25% 2024	5,000	5,009
Gazprom OJSC 8.146% 2018	21,850	24,199
Gazprom OJSC 4.95% 2022[4]	13,690	12,389
Gazprom OJSC, Series 9, 6.51% 2022	39,990	39,790
Kinder Morgan Energy Partners, LP 5.125% 2014	22,210	22,734
Kinder Morgan Energy Partners, LP 6.00% 2017	375	419
Kinder Morgan Energy Partners, LP 2.65% 2019	2,670	2,687
Kinder Morgan Energy Partners, LP 3.50% 2021	3,680	3,689
Kinder Morgan Energy Partners, LP 3.95% 2022	2,500	2,517
Kinder Morgan Energy Partners, LP 3.50% 2023	13,250	12,710
Kinder Morgan Energy Partners, LP 4.15% 2024	7,800	7,813
Kinder Morgan Energy Partners, LP 6.95% 2038	7,500	9,118
Kinder Morgan Energy Partners, LP 5.50% 2044	8,200	8,587
Enbridge Inc. 5.80% 2014	10,000	10,060
Enbridge Inc. 4.90% 2015	4,950	5,125
Enbridge Inc. 5.60% 2017	11,155	12,481
Enbridge Inc. 4.00% 2023	25,950	26,567
Williams Partners LP 3.80% 2015	17,500	17,927
Williams Partners LP 4.125% 2020	5,000	5,247
Williams Partners LP 3.35% 2022	6,750	6,569
Williams Partners LP 4.50% 2023	5,850	6,104
Williams Partners LP 4.30% 2024	6,030	6,167
Williams Partners LP 5.40% 2044	5,000	5,280
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,200	26,940
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,593
Enbridge Energy Partners, LP 5.20% 2020	2,400	2,627
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,710
Anadarko Petroleum Corp. 6.375% 2017	8,250	9,540
Anadarko Petroleum Corp. 8.70% 2019	17,730	22,864
Anadarko Petroleum Corp. 6.20% 2040	3,000	3,662
Exxon Mobil Corp. 0.385% 2019[6]	10,000	10,027
Exxon Mobil Corp. 1.819% 2019	16,500	16,515
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Exxon Mobil Corp. 3.176% 2024	$ 8,750	$ 8,843
Transocean Inc. 5.05% 2016	5,450	5,933
Transocean Inc. 2.50% 2017	21,915	22,308
Transocean Inc. 3.80% 2022	6,500	6,246
TransCanada PipeLines Ltd. 6.50% 2018	10,000	11,841
TransCanada PipeLines Ltd. 3.75% 2023	4,000	4,087
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[6]	12,930	13,463
Pemex Project Funding Master Trust 5.75% 2018	2,750	3,070
Petróleos Mexicanos 5.50% 2021	3,475	3,822
Petróleos Mexicanos 4.875% 2022	600	631
Petróleos Mexicanos 4.875% 2024	1,340	1,390
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	16,875
Petróleos Mexicanos 6.375% 2045[4]	2,500	2,744
Cenovus Energy Inc. 3.00% 2022	16,730	16,182
Cenovus Energy Inc. 3.80% 2023	9,250	9,404
Ras Laffan Liquefied Natural Gas III 5.50% 2014	5,000	5,104
Ras Laffan Liquefied Natural Gas III 5.50% 2014[4]	4,800	4,900
Ras Laffan Liquefied Natural Gas III 6.75% 2019[4]	500	595
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,7]	9,590	10,405
Ras Laffan Liquefied Natural Gas II 5.298% 2020[7]	2,495	2,707
Petrobras International Finance Co. 3.50% 2017	3,650	3,745
Petrobras International Finance Co. 5.375% 2021	13,700	14,095
Petrobras Global Finance Co. 4.375% 2023	670	627
Petrobras Global Finance Co. 6.25% 2024	1,175	1,237
Petrobras Global Finance Co. 5.625% 2043	720	636
Petrobras Global Finance Co. 7.25% 2044	3,000	3,235
Enterprise Products Operating LLC 3.90% 2024	20,340	20,602
Enterprise Products Operating LLC 4.85% 2044	1,750	1,793
StatoilHydro ASA 2.90% 2014	6,205	6,280
Statoil ASA 0.697% 2018[6]	5,000	5,041
StatoilHydro ASA 2.45% 2023	9,320	8,828
Diamond Offshore Drilling, Inc. 4.875% 2043	17,550	17,334
Phillips 66 2.95% 2017	4,000	4,187
Phillips 66 4.30% 2022	11,525	12,339
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[6,7,8]	519	511
NGPL PipeCo LLC 7.119% 2017[4]	8,475	8,433
NGPL PipeCo LLC 9.625% 2019[4]	6,425	6,971
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[4,7]	13,985	14,667
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,7]	13,454	13,992
Schlumberger Investment SA 3.65% 2023	13,660	13,984
Husky Energy Inc. 5.90% 2014	1,800	1,811
Husky Energy Inc. 6.20% 2017	5,600	6,394
Husky Energy Inc. 7.25% 2019	4,500	5,554
EnLink Midstream Partners, LP 2.70% 2019	4,335	4,370
EnLink Midstream Partners, LP 4.40% 2024	7,800	8,043
CONSOL Energy Inc. 8.00% 2017	3,050	3,179
CONSOL Energy Inc. 8.25% 2020	3,800	4,156
CONSOL Energy Inc. 5.875% 2022[4]	3,375	3,485
Alpha Natural Resources, Inc. 9.75% 2018	8,000	7,560
Alpha Natural Resources, Inc. 6.25% 2021	4,000	2,970
Shell International Finance BV 3.10% 2015	10,000	10,328
PDC Energy Inc. 7.75% 2022	9,150	10,088
Peabody Energy Corp. 6.00% 2018	5,000	5,338
Peabody Energy Corp. 6.25% 2021	4,025	4,105
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Reliance Holdings Ltd. 6.25% 2040	$ 5,280	$ 5,408
Reliance Holdings Ltd. 6.25% 2040[4]	3,875	3,969
Spectra Energy Partners, LP 2.95% 2016	4,875	5,076
Spectra Energy Partners, LP 2.95% 2018	4,040	4,159
Canadian Natural Resources Ltd. 3.80% 2024	4,725	4,824
Canadian Natural Resources Ltd. 6.50% 2037	3,500	4,367
Arch Coal, Inc., Term Loan B1, 6.25% 2018[6,7,8]	2,338	2,279
Arch Coal, Inc. 7.00% 2019	7,600	5,890
Arch Coal, Inc. 7.25% 2021	1,350	1,016
Samson Investment Co., Term Loan B, 5.00% 2018[6,7,8]	150	150
Samson Investment Co. 10.75% 2020[4]	7,375	7,818
Sabine Pass Liquefaction, LLC 5.625% 2021	5,500	5,706
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	1,014
Devon Energy Corp. 2.25% 2018	2,115	2,121
Devon Energy Corp. 3.25% 2022	3,062	3,043
Devon Energy Corp. 4.75% 2042	1,412	1,435
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,500	1,620
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	4,050	4,121
Pacific Rubiales Energy Corp. 5.375% 2019[4]	3,000	3,090
Chevron Corp. 1.104% 2017	2,960	2,944
Transportadora de Gas Peru SA 4.25% 2028[4,7]	2,850	2,629
Denbury Resources Inc. 4.625% 2023	2,000	1,912
Western Gas Partners LP 2.60% 2018	1,375	1,393
Oasis Petroleum Inc. 6.875% 2022[4]	1,275	1,390
Athlon Energy Inc. 6.00% 2022[4]	1,150	1,166
Rice Energy Inc. 6.25% 2022[4]	1,125	1,128
Rosetta Resources Inc. 5.625% 2021	525	537
QGOG Constellation SA 6.25% 2019[4]	500	505
		897,439
Telecommunication services 0.88%

Sprint Nextel Corp. 8.375% 2017	12,575	14,839
Sprint Nextel Corp. 9.125% 2017	112,350	133,556
Sprint Capital Corp. 6.90% 2019	17,200	18,963
Sprint Nextel Corp. 7.00% 2020	9,500	10,379
Sprint Corp. 7.25% 2021[4]	1,950	2,133
Sprint Nextel Corp. 11.50% 2021	138,575	186,383
Sprint Corp. 7.875% 2023[4]	50,000	55,250
Sprint Corp. 7.125% 2024[4]	3,000	3,157
MTS International Funding Ltd. 8.625% 2020[4]	46,520	52,917
MTS International Funding Ltd. 8.625% 2020	36,673	41,716
Verizon Communications Inc. 1.003% 2019[6]	16,152	16,367
Verizon Communications Inc. 2.55% 2019	2,210	2,233
Verizon Communications Inc. 3.45% 2021	705	722
Verizon Communications Inc. 5.15% 2023	10,000	11,040
Verizon Communications Inc. 4.15% 2024	21,225	21,781
Verizon Communications Inc. 5.05% 2034	20,365	21,400
Verizon Communications Inc. 6.55% 2043	16,226	20,061
Altice Finco SA, First Lien, 7.75% 2022[4]	40,700	42,481
Numerical Group SA, First Lien, 4.875% 2019[4]	1,075	1,087
Numerical Group SA, First Lien, 6.00% 2022[4]	20,325	20,833
Numerical Group SA, First Lien, 6.25% 2024[4]	5,150	5,279
T-Mobile US, Inc. 6.542% 2020	6,000	6,472
MetroPCS Wireless, Inc. 6.25% 2021	7,250	7,748
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Telecommunication services (continued)	(000)	(000)

T-Mobile US, Inc. 6.731% 2022	$ 3,000	$ 3,247
MetroPCS Wireless, Inc. 6.625% 2023	7,200	7,740
SBC Communications Inc. 5.10% 2014	11,593	11,789
AT&T Inc. 0.90% 2016	10,000	10,040
Deutsche Telekom International Finance BV 6.75% 2018	15,000	17,821
América Móvil, SAB de CV 6.45% 2022	MXN 45,000	3,268
América Móvil, SAB de CV 8.46% 2036	147,200	10,636
Frontier Communications Corp. 8.50% 2020	$ 7,650	8,946
Frontier Communications Corp. 9.25% 2021	1,575	1,868
Frontier Communications Corp. 7.125% 2023	1,650	1,712
Vodafone Group PLC 5.625% 2017	10,450	11,712
Intelsat Jackson Holding Co. 7.25% 2020	625	677
Intelsat Jackson Holding Co. 6.625% 2022[4]	7,275	7,511
Intelsat Jackson Holding Co. 6.625% 2022	900	929
Wind Acquisition SA 7.25% 2018[4]	2,500	2,644
Wind Acquisition SA 7.375% 2021[4]	5,625	5,794
NII Capital Corp. 10.00% 2016	50	19
NII Capital Corp. 7.875% 2019[4]	2,275	1,621
NII Capital Corp. 8.875% 2019	1,950	934
NII Capital Corp. 11.375% 2019[4]	3,425	2,500
NII Capital Corp. 7.625% 2021	8,425	2,549
Orange SA 5.50% 2044	5,500	5,892
SBA Communications Corp. 5.75% 2020	3,000	3,165
Altice Finco SA 6.50% 2022[4]	2,000	2,100
Altice Finco SA 8.125% 2024[4]	750	814
		822,725
Consumer discretionary 0.64%

Time Warner Inc. 5.875% 2016	18,600	20,818
Time Inc., Term Loan B, 4.25% 2021[6,7,8]	6,000	6,015
Time Inc. 5.75% 2022[4]	2,075	2,075
Time Warner Inc. 4.05% 2023	41,380	42,853
Time Warner Inc. 5.35% 2043	2,000	2,195
Comcast Corp. 5.85% 2015	10,000	10,817
Comcast Corp. 6.30% 2017	7,000	8,161
Comcast Corp. 4.25% 2033	3,700	3,717
Comcast Corp. 4.75% 2044	20,300	21,214
Li & Fung Ltd. 6.00% (undated)[6]	28,831	30,273
Dollar General Corp. 4.125% 2017	17,500	18,713
Dollar General Corp. 3.25% 2023	10,860	10,270
Target Corp. 6.00% 2018	24,000	27,783
Carnival Corp. 3.95% 2020	24,750	25,664
NBC Universal Enterprise, Inc. 0.911% 2018[4,6]	13,105	13,259
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	9,635	10,069
Thomson Reuters Corp. 1.30% 2017	6,705	6,735
Thomson Reuters Corp. 4.30% 2023	2,085	2,163
Thomson Reuters Corp. 5.65% 2043	9,875	10,771
Time Warner Cable Inc. 5.00% 2020	10,000	11,204
Time Warner Cable Inc. 4.00% 2021	7,840	8,342
Ford Motor Credit Co. 4.25% 2017	5,000	5,382
Ford Motor Credit Co. 2.375% 2018	2,500	2,538
Ford Motor Credit Co. 2.375% 2019	5,500	5,506
Ford Motor Credit Co. 4.375% 2023	4,500	4,722
Ford Motor Co. 4.75% 2043	750	742
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Neiman Marcus, Term Loan B, 4.25% 2020[6,7,8]	$ 8,978	$ 8,970
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	3,150	3,465
Neiman Marcus Group LTD Inc. 8.75% 2021[4,6,9]	3,955	4,390
Boyd Gaming Corp. 9.00% 2020	14,000	15,522
Marriott International, Inc., Series I, 6.375% 2017	13,100	14,787
CBS Corp. 1.95% 2017	14,500	14,755
EchoStar DBS Corp. 7.125% 2016	3,000	3,285
DISH DBS Corp. 4.625% 2017	10,525	11,222
Viacom Inc. 5.85% 2043	7,500	8,449
Viacom Inc. 5.25% 2044	4,350	4,561
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	4,825	5,169
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	5,875	6,169
Home Depot, Inc. 4.40% 2021	10,000	11,145
Academy Sports 9.25% 2019[4]	10,000	10,937
Cox Communications, Inc. 2.95% 2023[4]	11,570	10,877
Yale University 2.086% 2019	10,000	10,097
MGM Resorts International 6.875% 2016	2,000	2,192
MGM Resorts International 7.50% 2016	2,075	2,313
MGM Resorts International 6.75% 2020	2,025	2,243
MGM Resorts International 7.75% 2022	2,700	3,147
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	8,925	9,394
Daimler Finance NA LLC 3.00% 2016[4]	2,500	2,597
DaimlerChrysler North America Holding Corp. 1.098% 2018[4,6]	6,500	6,577
Citycenter, Term Loan B, 5.00% 2020[6,7,8]	8,853	8,910
Marks and Spencer Group PLC 6.25% 2017[4]	6,729	7,567
Harley-Davidson, Inc. 1.15% 2015[4]	7,500	7,543
J.C. Penney Co., Inc. 7.65% 2016	4,550	4,311
J.C. Penney Co., Inc. 5.75% 2018	3,640	3,039
Limited Brands, Inc. 8.50% 2019	3,006	3,637
Limited Brands, Inc. 7.00% 2020	2,994	3,428
Burlington Coat Factory Warehouse Corp. 10.00% 2019	6,250	6,922
News America Inc. 3.00% 2022	7,000	6,818
Univision Communications Inc., Term Loan C3, 4.00% 2020[6,7,8]	3,565	3,589
Univision Communications Inc., Term Loan D, 4.00% 2020[6,7,8]	1,995	1,988
PETCO Animal Supplies, Inc. 9.25% 2018[4]	5,000	5,388
Needle Merger Sub Corp. 8.125% 2019[4]	5,000	5,219
Hilton Worldwide, Term Loan B, 3.75% 2020[6,7,8]	3,072	3,066
Hilton Hotels Corp. 5.625% 2021[4]	1,800	1,880
Toys “R” Us-Delaware, Inc. 7.375% 2016[4]	5,000	4,625
Cinemark USA, Inc. 5.125% 2022	4,500	4,522
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	4,000	4,235
Michaels Stores, Inc. 7.50% 2018[4,6,9]	3,900	4,036
Federated Department Stores, Inc. 6.90% 2029	3,177	3,897
Schaeffler Holding Finance BV 6.875% 2018[6,9]	€1,600	2,360
Schaeffler Holding Finance BV 6.875% 2018[4,6,9]	$1,275	1,359
Fiat SpA, Second Lien, 8.25% 2021[4]	2,875	3,245
Caesars Entertainment Operating Co. 9.00% 2020	1,850	1,621
Caesars Entertainment Operating Co. 9.00% 2020	1,400	1,228
McClatchy Co. 9.00% 2022	2,000	2,295
Cumulus Media Inc., Term Loan B, 4.25% 2020[6,7,8]	2,169	2,169
Gannett Co., Inc. 5.125% 2019[4]	1,385	1,446
Gannett Co., Inc. 6.375% 2023[4]	475	505
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[6,7,8]	348	351
Playa Resorts Holding BV 8.00% 2020[4]	1,425	1,546
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Warner Music Group 6.75% 2022[4]	$ 1,850	$ 1,873
General Motors Financial Co. 6.75% 2018	1,500	1,714
Laureate Education, Inc. 9.25% 2019[4]	1,100	1,166
CEC Entertainment, Inc. 8.00% 2022[4]	1,100	1,133
Lee Enterprises, Term Loan B, 7.25% 2019[6,7,8]	975	982
Pinnacle Entertainment, Inc. 6.375% 2021[4]	600	633
Starbucks Corp. 2.00% 2018	500	501
		605,011
Health care 0.58%

Schering-Plough Corp. 6.00% 2017	42,500	48,929
Merck & Co., Inc. 0.596% 2018[6]	35,000	35,119
Merck & Co., Inc. 2.80% 2023	8,500	8,184
Gilead Sciences, Inc. 2.40% 2014	9,015	9,118
Gilead Sciences, Inc. 3.05% 2016	18,215	19,156
Gilead Sciences, Inc. 3.70% 2024	8,640	8,782
Gilead Sciences, Inc. 4.80% 2044	21,225	22,382
Novartis Securities Investment Ltd. 5.125% 2019	15,000	17,128
Novartis Capital Corp. 3.40% 2024	20,790	21,022
Novartis Capital Corp. 4.40% 2044	11,000	11,288
McKesson Corp. 0.95% 2015	2,730	2,739
McKesson Corp. 3.25% 2016	1,600	1,670
McKesson Corp. 1.292% 2017	12,400	12,422
McKesson Corp. 1.40% 2018	1,485	1,459
McKesson Corp. 2.284% 2019	10,845	10,832
McKesson Corp. 3.796% 2024	2,640	2,674
McKesson Corp. 4.883% 2044	8,500	8,892
AbbVie Inc. 1.75% 2017	13,000	13,089
AbbVie Inc. 2.90% 2022	11,715	11,431
Roche Holdings, Inc. 6.00% 2019[4]	10,341	12,171
Roche Holdings, Inc. 7.00% 2039[4]	6,500	9,201
Thermo Fisher Scientific Inc. 1.30% 2017	945	947
Thermo Fisher Scientific Inc. 2.40% 2019	3,005	3,037
Thermo Fisher Scientific Inc. 4.15% 2024	14,000	14,629
UnitedHealth Group Inc. 6.00% 2017	2,050	2,343
UnitedHealth Group Inc. 3.875% 2020	2,900	3,100
UnitedHealth Group Inc. 2.75% 2023	2,210	2,122
UnitedHealth Group Inc. 2.875% 2023	10,500	10,114
Express Scripts Inc. 2.75% 2014	2,000	2,025
Express Scripts Inc. 2.10% 2015	4,000	4,047
Express Scripts Inc. 3.125% 2016	4,281	4,489
Express Scripts Inc. 2.65% 2017	6,090	6,322
Cardinal Health, Inc. 4.00% 2015	1,410	1,459
Cardinal Health, Inc. 5.80% 2016	5,000	5,573
Cardinal Health, Inc. 1.90% 2017	5,750	5,850
DJO Finance LLC 9.75% 2017	600	639
DJO Finance LLC 7.75% 2018	495	522
DJO Finance LLC 8.75% 2018	2,205	2,403
DJO Finance LLC 9.875% 2018	7,835	8,579
VPI Escrow Corp. 6.75% 2018[4]	3,000	3,262
VPI Escrow Corp. 6.375% 2020[4]	5,765	6,226
VPI Escrow Corp. 7.50% 2021[4]	2,015	2,257
Baxter International Inc. 1.85% 2018	5,810	5,794
Baxter International Inc. 3.20% 2023	5,925	5,806
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

inVentiv Health Inc. 9.00% 2018[4]	$ 3,500	$ 3,727
inVentiv Health Inc. 11.00% 2018[4]	5,000	4,650
inVentiv Health Inc. 11.00% 2018[4]	3,000	2,782
Kinetic Concepts, Inc., Term Loan E1, 4.00% 2018[6,7,8]	980	981
Kinetic Concepts, Inc. 10.50% 2018	6,685	7,671
Kinetic Concepts, Inc. 12.50% 2019	1,250	1,469
Pfizer Inc. 0.533% 2018[6]	10,000	10,031
Boston Scientific Corp. 6.00% 2020	8,075	9,367
Tenet Healthcare Corp., First Lien, 6.25% 2018	4,000	4,417
Tenet Healthcare Corp., First Lien, 6.00% 2020[4]	1,615	1,699
Tenet Healthcare Corp. 8.125% 2022	2,545	2,831
Forest Laboratories, Inc. 4.375% 2019[4]	3,870	4,122
Forest Laboratories, Inc. 5.00% 2021[4]	3,980	4,264
Select Medical Holdings Corp. 6.375% 2021	8,005	8,285
Medtronic, Inc. 3.625% 2024	3,800	3,886
Medtronic, Inc. 4.625% 2044	4,000	4,178
HCA Inc. 3.75% 2019	1,915	1,934
HCA Inc. 6.50% 2020	3,000	3,352
HCA Inc. 5.00% 2024	2,550	2,537
Johnson & Johnson 0.326% 2014[6]	7,500	7,501
Aetna Inc. 1.50% 2017	2,640	2,650
Aetna Inc. 2.20% 2019	1,995	1,998
Aetna Inc. 4.75% 2044	2,000	2,083
Edwards Lifesciences Corp. 2.875% 2018	5,500	5,577
VWR Funding, Inc. 7.25% 2017	5,000	5,387
WellPoint, Inc. 1.875% 2018	2,500	2,488
WellPoint, Inc. 2.30% 2018	2,740	2,766
Dignity Health 3.125% 2022	5,000	4,644
Multiplan Inc., Term Loan B, 4.00% 2021[6,7,8]	4,573	4,558
Centene Corp. 5.75% 2017	3,175	3,485
Centene Corp. 4.75% 2022	680	684
Amgen Inc. 2.50% 2016	4,000	4,155
GlaxoSmithKline Capital Inc. 1.50% 2017	1,215	1,228
GlaxoSmithKline Capital Inc. 5.65% 2018	2,500	2,880
ConvaTec Finance International SA 8.25% 2019[4,6,9]	3,525	3,613
CRC Health Corp, Term Loan, 5.25% 2021[6,7,8]	1,450	1,452
CRC Health Corp, Term Loan B, 9.00% 2021[6,7,8]	1,500	1,507
Kaiser Foundation Hospitals 3.50% 2022	2,750	2,728
Kindred Healthcare Inc., Term Loan B, 4.00% 2021[6,7,8]	2,075	2,062
Patheon Inc., Term Loan B, 4.25% 2021[6,7,8]	1,725	1,710
Patheon Inc. 7.50% 2022[4]	235	242
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	1,600	1,656
Grifols Worldwide Operations Ltd. 5.25% 2022[4]	1,425	1,450
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[6,7,8]	1,435	1,446
PRA Holdings, Inc. 9.50% 2023[4]	1,170	1,299
Biogen Idec Inc. 6.875% 2018	1,000	1,178
		543,843
Consumer staples 0.51%

Altria Group, Inc. 9.70% 2018	12,328	16,287
Altria Group, Inc. 9.25% 2019	3,834	5,089
Altria Group, Inc. 4.75% 2021	1,500	1,645
Altria Group, Inc. 2.85% 2022	5,000	4,766
Altria Group, Inc. 2.95% 2023	3,800	3,562
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

Altria Group, Inc. 4.00% 2024	$13,800	$14,079
Altria Group, Inc. 4.25% 2042	2,000	1,829
Altria Group, Inc. 4.50% 2043	1,000	950
Altria Group, Inc. 5.375% 2044	5,700	6,125
Anheuser-Busch InBev NV 0.587% 2014[6]	3,785	3,788
Anheuser-Busch InBev NV 4.125% 2015	15,000	15,376
Anheuser-Busch InBev NV 1.375% 2017	1,000	1,009
Anheuser-Busch InBev NV 6.875% 2019	16,000	19,612
Anheuser-Busch InBev NV 5.375% 2020	2,500	2,882
Anheuser-Busch InBev NV 2.625% 2023	3,000	2,853
Anheuser-Busch InBev NV 3.70% 2024	6,000	6,159
Kroger Co. 6.40% 2017	31,300	36,047
Kroger Co. 3.85% 2023	950	966
Kroger Co. 4.00% 2024	2,350	2,414
WM. Wrigley Jr. Co 2.40% 2018[4]	4,075	4,133
WM. Wrigley Jr. Co 3.375% 2020[4]	29,685	30,565
Pernod Ricard SA 2.95% 2017[4]	19,500	20,308
Pernod Ricard SA 4.45% 2022[4]	10,000	10,561
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015[7]	2,461	2,560
Wal-Mart Stores, Inc. 5.80% 2018	11,095	12,810
Wal-Mart Stores, Inc. 3.30% 2024	5,960	5,956
Wal-Mart Stores, Inc. 4.75% 2043	4,250	4,532
Wal-Mart Stores, Inc. 4.30% 2044	4,900	4,888
CVS Caremark Corp. 2.25% 2018	3,000	3,025
CVS Caremark Corp. 4.00% 2023	22,920	23,774
CVS Caremark Corp. 5.30% 2043	815	915
Coca-Cola Co. 1.50% 2015	4,000	4,061
Coca-Cola Co. 1.80% 2016	500	513
Coca-Cola Co. 2.45% 2020	4,200	4,170
Coca-Cola Co. 3.30% 2021	2,000	2,067
Coca-Cola Co. 3.20% 2023	14,200	14,179
ConAgra Foods, Inc. 1.90% 2018	5,150	5,137
ConAgra Foods, Inc. 3.20% 2023	20,000	19,320
Mondelez International, Inc. 4.00% 2024	21,800	22,357
Delhaize Group 6.50% 2017	19,210	21,787
SABMiller Holdings Inc. 2.45% 2017[4]	16,815	17,362
SABMiller Holdings Inc. 2.20% 2018[4]	3,700	3,711
Marfrig Holdings (Europe) BV 9.875% 2017[4]	3,223	3,400
Marfrig Overseas Ltd. 9.50% 2020[4]	6,115	6,283
Marfrig Overseas Ltd. 9.50% 2020	3,090	3,175
Kraft Foods Inc. 3.50% 2022	6,000	6,107
Kraft Foods Inc. 5.00% 2042	5,200	5,539
Philip Morris International Inc. 3.60% 2023	10,545	10,708
PepsiCo, Inc. 2.50% 2016	10,000	10,372
General Mills, Inc. 0.586% 2014[6]	10,000	10,001
Reynolds American Inc. 3.25% 2022	4,000	3,823
Reynolds American Inc. 4.85% 2023	2,000	2,133
Reynolds American Inc. 4.75% 2042	1,000	941
Reynolds American Inc. 6.15% 2043	2,500	2,825
Imperial Tobacco Finance PLC 2.05% 2018[4]	5,000	4,991
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,500	2,425
Dr Pepper Snapple Group, Inc. 2.00% 2020	6,000	5,823
C&S Group Enterprises LLC 8.375% 2017[4]	3,998	4,183
JBS SA 7.75% 2020[4]	2,700	2,896
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

Post Holdings, Inc. 6.75% 2021[4]	$ 1,250	$ 1,312
Post Holdings, Inc. 7.375% 2022	1,250	1,341
Ingles Markets, Inc. 5.75% 2023	1,900	1,905
Tesco PLC 5.50% 2017[4]	1,558	1,750
Smithfield Foods, Inc. 5.25% 2018[4]	800	836
Del Monte Corp. 7.625% 2019	380	397
		477,295
Utilities 0.50%

MidAmerican Energy Holdings Co. 2.00% 2018[4]	7,850	7,763
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	21,616	26,555
NV Energy, Inc 6.25% 2020	45,238	53,428
PacifiCorp., First Mortgage Bonds, 2.95% 2023	70	68
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,735	2,756
MidAmerican Energy Holdings Co. 3.75% 2023[4]	44,265	45,233
PacifiCorp., First Mortgage Bonds, 3.60% 2024	5,035	5,150
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	1,500	1,660
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	8,265	9,787
CMS Energy Corp. 8.75% 2019	21,148	27,137
CMS Energy Corp. 6.25% 2020	615	726
CMS Energy Corp. 5.05% 2022	11,043	12,446
CMS Energy Corp. 3.875% 2024	8,365	8,562
CMS Energy Corp. 4.875% 2044	1,030	1,071
Duke Energy Corp. 0.608% 2017[6]	5,000	5,021
Progress Energy, Inc. 7.05% 2019	10,150	12,298
Duke Energy Corp. 3.95% 2023	13,500	14,031
Duke Energy Corp. 3.75% 2024	6,971	7,082
Progress Energy, Inc. 7.00% 2031	5,750	7,540
Progress Energy, Inc. 7.75% 2031	5,750	8,035
PG&E Corp. 2.40% 2019	5,955	5,980
Pacific Gas and Electric Co. 3.25% 2023	12,500	12,346
Pacific Gas and Electric Co. 3.85% 2023	10,250	10,515
Pacific Gas and Electric Co. 4.75% 2044	10,000	10,433
Pennsylvania Electric Co. 6.05% 2017	3,000	3,306
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	27,695
National Grid PLC 6.30% 2016	20,725	23,082
Teco Finance, Inc. 4.00% 2016	1,278	1,350
Teco Finance, Inc. 5.15% 2020	13,551	15,022
Tampa Electric Co. 5.40% 2021	1,987	2,277
Tampa Electric Co. 2.60% 2022	1,000	951
Public Service Co. of Colorado 5.80% 2018	4,850	5,583
Xcel Energy Inc. 4.70% 2020	10,169	11,268
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	1,466	1,397
Entergy Corp. 4.70% 2017	6,500	6,971
Entergy Louisiana, LLC 3.30% 2022	5,105	5,151
Entergy Corp. 4.05% 2023	3,500	3,715
American Electric Power Co. 1.65% 2017	11,735	11,731
Ohio Power Co., Series G, 6.60% 2033	3,000	3,831
Puget Sound Energy, Inc., First Lien, 6.50% 2020	1,905	2,266
Puget Sound Energy, Inc., First Lien, 6.00% 2021	5,173	6,053
Puget Sound Energy, Inc., First Lien, 5.625% 2022	3,900	4,513
State Grid Overseas Investment Ltd. 1.75% 2018[4]	10,000	9,769
PSEG Power LLC 2.45% 2018	3,000	3,026
PSEG Power LLC 4.30% 2023	5,000	5,187
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Utilities (continued)	(000)	(000)

AES Corp. 7.375% 2021	$ 5,000	$ 5,750
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	4,500	4,512
Consolidated Edison Company of New York, Inc. 4.45% 2044	4,000	4,056
Comision Federal de Electricidad 4.875% 2024[4]	2,500	2,572
Empresa Nacional de Electricidad SA 4.25% 2024	2,375	2,384
Virginia Electric and Power Co. 3.45% 2024	1,995	2,018
		471,059
Industrials 0.46%

General Electric Corp. 5.25% 2017	12,500	14,150
General Electric Co. 4.50% 2044	9,500	9,810
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[6]	30,000	32,729
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[6]	60,000	69,109
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	3,315	3,570
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	2,976	3,212
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	7,106	7,870
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	11,540	13,163
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	10,777	12,428
Canadian National Railway Co. 5.55% 2018	25,000	28,357
European Aeronautic Defence and Space Company 2.70% 2023[4]	24,000	22,841
Atlas Copco AB 5.60% 2017[4]	17,290	19,133
United Technologies Corp. 3.10% 2022	5,000	5,058
United Technologies Corp. 4.50% 2042	11,000	11,476
Union Pacific Corp. 2.25% 2019	895	902
Union Pacific Corp. 4.163% 2022	9,865	10,578
Union Pacific Corp. 3.75% 2024	3,710	3,822
Union Pacific Corp. 4.85% 2044	445	481
Burlington Northern Santa Fe LLC 3.75% 2024	2,665	2,724
Burlington Northern Santa Fe LLC 4.90% 2044	2,740	2,920
BNSF Funding Trust I 6.613% 2055[6]	6,700	7,420
TransDigm Inc. 7.75% 2018	4,340	4,644
TransDigm Inc. 5.50% 2020	8,000	8,120
Volvo Treasury AB 5.95% 2015[4]	11,950	12,508
Esterline Technologies Corp. 7.00% 2020	10,350	11,256
Jeld-Wen Escrow Corp. 12.25% 2017[4]	10,000	11,087
Gardner Denver, Inc. Term Loan B, 4.25% 2020[6,7,8]	9,264	9,257
Nortek Inc. 10.00% 2018	5,000	5,475
Nortek Inc. 8.50% 2021	2,500	2,769
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	6,875	7,253
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[6,7,8]	5,068	5,145
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[6,7,8]	1,764	1,791
BakerCorp International, Inc. 8.25% 2019	6,500	6,727
CEVA Group PLC 4.00% 2018[4]	1,250	1,181
CEVA Group PLC, Term Loan B, 6.50% 2021[6,7,8]	749	745
CEVA Group PLC, Term Loan, 6.50% 2021[6,7,8]	543	540
CEVA Group PLC, Letter of Credit, 6.50% 2021[6,7,8]	515	512
CEVA Group PLC, Term Loan, 6.50% 2021[6,7,8]	94	93
CEVA Group PLC 7.00% 2021[4]	1,850	1,912
CEVA Group PLC 9.00% 2021[4]	775	802
BE Aerospace, Inc. 5.25% 2022	5,160	5,366
ERAC USA Finance Co. 1.40% 2016[4]	5,000	5,034
Waste Management, Inc. 2.60% 2016	4,445	4,614
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	750	786
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[4]	3,675	3,703
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

R.R. Donnelley & Sons Co. 7.875% 2021	$ 1,750	$ 2,012
R.R. Donnelley & Sons Co. 6.50% 2023	2,275	2,406
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	4,025	4,387
United Rentals, Inc. 6.125% 2023	4,000	4,320
ARAMARK Corp., Term Loan E, 3.25% 2019[6,7,8]	4,000	3,969
Ply Gem Industries, Inc., Term Loan B1, 4.00% 2021[6,7,8]	2,000	1,990
Ply Gem Industries, Inc. 6.50% 2022[4]	1,850	1,857
Brunswick Rail Finance Ltd. 6.50% 2017[4]	2,600	2,522
Brunswick Rail Finance Ltd. 6.50% 2017	1,300	1,261
US Investigations Services, Inc., Term Loan D, 7.75% 2015[6,7,8]	3,264	3,212
Republic Services, Inc. 3.80% 2018	2,500	2,666
Builders Firstsource 7.625% 2021[4]	2,075	2,236
Watco Companies 6.375% 2023[4]	1,735	1,765
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[7]	1,267	1,486
ADS Waste Escrow 8.25% 2020	1,275	1,388
Avianca Holdings SA, 8.375% 2020[4]	1,025	1,074
Milacron LLC 7.75% 2021[4]	900	990
Far East Capital Limited SA 8.00% 2018[4]	680	483
Far East Capital Limited SA 8.75% 2020[4]	685	497
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[4,7]	485	523
		434,117
Information technology 0.25%

International Business Machines Corp. 1.95% 2016	7,925	8,148
International Business Machines Corp. 3.375% 2023	14,250	14,302
International Business Machines Corp. 3.625% 2024	36,500	37,060
Avago Technologies Ltd., Term Loan B, 3.75% 2021[6,7,8]	31,475	31,586
First Data Holdings, Inc. 14.50% 2019[4,9]	6,990	6,677
First Data Corp. 6.75% 2020[4]	3,475	3,727
First Data Corp. 11.75% 2021	4,500	4,815
First Data Corp. 12.625% 2021	8,500	10,243
Xerox Corp. 6.40% 2016	602	662
Xerox Corp. 2.95% 2017	15,940	16,645
Xerox Corp. 6.75% 2017	280	320
Samsung Electronics America, Inc. 1.75% 2017[4]	16,850	16,900
National Semiconductor Corp. 6.60% 2017	10,000	11,591
Oracle Corp. 0.806% 2019[6]	10,000	10,100
SRA International, Inc., Term Loan B, 6.50% 2018[6,7,8]	8,631	8,653
Apple Inc. 0.53% 2019[6]	8,000	8,018
SunGard Data Systems Inc. 7.375% 2018	3,790	4,022
SunGard Data Systems Inc. 7.625% 2020	3,450	3,786
Cisco Systems, Inc. 0.733% 2019[6]	7,500	7,541
Google Inc. 1.25% 2014	7,500	7,503
Lawson Software, Inc. 9.375% 2019	5,975	6,737
Dell, Inc. Term Loan B, 4.50% 2020[6,7,8]	6,219	6,204
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[6,7,8]	1,496	1,503
Freescale Semiconductor, Inc. 5.00% 2021[4]	1,000	1,015
Freescale Semiconductor, Inc. 6.00% 2022[4]	2,725	2,854
Serena Software, Inc. Term Loan B 7.50% 2020[6,7,8]	3,950	3,935
Alcatel-Lucent USA Inc. 4.625% 2017[4]	1,150	1,183
Alcatel-Lucent USA Inc. 6.75% 2020[4]	950	1,002
Alcatel-Lucent USA Inc. 8.875% 2020[4]	1,250	1,413
NXP BV and NXP Funding LLC 3.75% 2018[4]	1,025	1,029
		239,174
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Materials 0.23%	(000)	(000)

ArcelorMittal 5.00% 2017[6]	$ 24,950	$ 26,509
ArcelorMittal 10.35% 2019[6]	750	951
ArcelorMittal 6.00% 2021[6]	1,000	1,075
ArcelorMittal 6.75% 2022[6]	20,500	22,806
Xstrata Canada Financial Corp. 3.60% 2017[4]	4,000	4,185
Xstrata Canada Financial Corp. 4.95% 2021[4]	3,750	3,940
Glencore Xstrata LLC 4.125% 2023[4]	9,000	8,745
Xstrata Canada Financial Corp. 6.00% 2041[4]	2,500	2,638
Rio Tinto Finance (USA) Ltd. 1.375% 2016	3,000	3,034
Rio Tinto Finance (USA) Ltd. 9.00% 2019	11,420	15,014
BHP Billiton Finance (USA) Ltd. 2.05% 2018	13,220	13,332
BHP Billiton Finance (USA) Ltd. 5.00% 2043	3,780	4,096
Reynolds Group Inc. 7.875% 2019	3,565	3,930
Reynolds Group Inc. 9.875% 2019	680	758
Reynolds Group Inc. 5.75% 2020	10,000	10,450
First Quantum Minerals Ltd. 6.75% 2020[4]	7,898	8,017
First Quantum Minerals Ltd. 7.00% 2021[4]	6,898	7,027
Ecolab Inc. 2.375% 2014	750	758
Ecolab Inc. 3.00% 2016	8,725	9,180
Ecolab Inc. 4.35% 2021	1,500	1,635
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,666
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	9,660
JMC Steel Group Inc. 8.25% 2018[4]	8,575	8,704
Mosaic Co. 4.25% 2023	6,450	6,686
FMG Resources 6.00% 2017[4]	1,000	1,056
FMG Resources 6.875% 2018[4]	5,000	5,288
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.00% 2020[6,7,8]	2,893	2,889
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[4]	2,020	2,227
Ryerson Inc. 9.00% 2017	3,275	3,525
Ryerson Inc. 11.25% 2018	1,000	1,128
Arbermarle Corp. 5.10% 2015	3,500	3,608
CEMEX Finance LLC 7.25% 2021[4]	3,265	3,518
Georgia Gulf Corp. 4.875% 2023[4]	3,500	3,434
Dow Chemical Co. 5.70% 2018	402	457
Dow Chemical Co. 4.125% 2021	2,500	2,645
Yara International ASA 7.875% 2019[4]	2,225	2,710
LSB Industries, Inc. 7.75% 2019[4]	2,100	2,258
PQ Corp. 8.75% 2018[4]	2,031	2,219
Walter Energy, Inc. 9.50% 2019[4]	1,000	1,021
Walter Energy, Inc. 9.875% 2020	1,275	848
Ball Corp. 5.00% 2022	1,175	1,207
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	413
		215,247
Total corporate bonds & notes		6,051,922
U.S. Treasury bonds & notes 4.10%
U.S. Treasury 3.60%

U.S. Treasury 4.25% 2014	100,000	102,260
U.S. Treasury 0.25% 2015	23,565	23,599
U.S. Treasury 0.25% 2015	335	335
U.S. Treasury 2.125% 2015	50,000	51,082
U.S. Treasury 4.25% 2015	75,000	78,961
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 9.875% 2015	$106,950	$ 122,859
U.S. Treasury 10.625% 2015	7,500	8,513
U.S. Treasury 11.25% 2015	249,810	271,883
U.S. Treasury 0.375% 2016	50,000	50,063
U.S. Treasury 0.625% 2016	93,500	93,296
U.S. Treasury 0.625% 2016	50,000	50,087
U.S. Treasury 0.625% 2016	25,000	24,974
U.S. Treasury 0.875% 2016	76,250	76,763
U.S. Treasury 1.50% 2016	70,000	71,523
U.S. Treasury 1.75% 2016	10,000	10,270
U.S. Treasury 2.625% 2016	25,000	26,046
U.S. Treasury 3.25% 2016[10]	50,000	52,987
U.S. Treasury 4.50% 2016	40,000	42,999
U.S. Treasury 7.50% 2016	190,000	222,819
U.S. Treasury 9.25% 2016	96,000	111,351
U.S. Treasury 0.875% 2017	25,000	25,001
U.S. Treasury 4.50% 2017	100,000	110,836
U.S. Treasury 8.75% 2017	50,000	61,805
U.S. Treasury 8.875% 2017	135,850	170,546
U.S. Treasury 1.25% 2018	37,250	36,726
U.S. Treasury 1.25% 2018	27,750	27,409
U.S. Treasury 1.375% 2018	10,000	9,989
U.S. Treasury 1.625% 2019	100,000	99,824
U.S. Treasury 8.125% 2019	43,440	57,511
U.S. Treasury 8.75% 2020	50,000	69,975
U.S. Treasury 8.75% 2020	30,000	41,717
U.S. Treasury 2.25% 2021	5,000	5,004
U.S. Treasury 3.125% 2021	25,000	26,469
U.S. Treasury 3.625% 2021	10,000	10,927
U.S. Treasury 8.00% 2021	77,500	108,316
U.S. Treasury 8.125% 2021	25,000	34,970
U.S. Treasury 2.50% 2023	299,000	296,587
U.S. Treasury 2.75% 2023	298,050	301,242
U.S. Treasury 6.25% 2023	25,000	32,755
U.S. Treasury 7.125% 2023	25,000	34,232
U.S. Treasury 2.75% 2024	103,592	104,475
U.S. Treasury 6.875% 2025	25,000	35,098
U.S. Treasury 2.75% 2042	10,750	9,352
U.S. Treasury 2.875% 2043	28,000	24,933
U.S. Treasury 3.625% 2043	105,000	108,215
U.S. Treasury 3.75% 2043	37,075	39,074
U.S. Treasury 3.625% 2044	8,550	8,805
		3,384,463
U.S. Treasury inflation-protected securities[11] 0.50%

U.S. Treasury Inflation-Protected Security 2.00% 2014	92,159	93,481
U.S. Treasury Inflation-Protected Security 0.50% 2015	92,075	93,853
U.S. Treasury Inflation-Protected Security 0.125% 2016	53,549	55,116
U.S. Treasury Inflation-Protected Security 2.00% 2016	23,655	25,100
U.S. Treasury Inflation-Protected Security 0.125% 2019	80,148	81,852
U.S. Treasury Inflation-Protected Security 0.375% 2023	35,306	35,329
U.S. Treasury Inflation-Protected Security 2.00% 2026	5,914	6,837
U.S. Treasury Inflation-Protected Security 1.375% 2044	69,375	73,233
		464,801
Total U.S. Treasury bonds & notes		3,849,264
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] 2.93%	(000)	(000)

Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	$ 1,169	$ 1,219
Fannie Mae 4.50% 2020	1,406	1,493
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	5,780	6,103
Fannie Mae 6.00% 2021	1,543	1,699
Fannie Mae 5.00% 2023	2,686	2,919
Fannie Mae 4.00% 2024	5,071	5,417
Fannie Mae 4.50% 2024	14,754	15,833
Fannie Mae 4.50% 2024	3,821	4,097
Fannie Mae 6.00% 2024	4,414	4,872
Fannie Mae 6.00% 2024	38	43
Fannie Mae 6.00% 2026	17,081	18,872
Fannie Mae 2.50% 2027	105,404	106,408
Fannie Mae 2.50% 2027	27,735	27,934
Fannie Mae 2.50% 2027	18,372	18,503
Fannie Mae 2.50% 2027	9,390	9,479
Fannie Mae 2.50% 2027	8,991	9,076
Fannie Mae 2.50% 2027	5,742	5,797
Fannie Mae 2.50% 2027	4,109	4,148
Fannie Mae 2.50% 2027	4,089	4,128
Fannie Mae 2.50% 2027	4,077	4,116
Fannie Mae 2.50% 2027	959	966
Fannie Mae 3.00% 2027	35,723	36,970
Fannie Mae 6.00% 2027	25,708	28,459
Fannie Mae 2.50% 2028	42,441	42,845
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,033	1,143
Fannie Mae 5.50% 2033	759	848
Fannie Mae 5.00% 2035	1,323	1,455
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	5,158	5,790
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	3,875	3,554
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	3,006	2,824
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	751	676
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	537	483
Fannie Mae, Series 2006-65, Class PF, 0.432% 2036[6]	3,675	3,680
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	6,619	7,264
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	23,598	26,285
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	15,311	17,049
Fannie Mae 6.00% 2036	13,208	14,743
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	11,359	12,522
Fannie Mae 6.00% 2036	9,606	10,722
Fannie Mae 6.00% 2036	6,399	7,142
Fannie Mae 6.00% 2036	6,002	6,699
Fannie Mae 6.00% 2036	2,217	2,474
Fannie Mae 7.00% 2036	60	65
Fannie Mae 7.50% 2036	206	236
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	28,488	30,888
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	13,754	15,084
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	5,645	6,177
Fannie Mae 5.50% 2037	746	832
Fannie Mae 6.50% 2037	3,838	4,292
Fannie Mae 6.50% 2037	758	816
Fannie Mae 6.50% 2037	490	548
Fannie Mae 6.50% 2037	181	195
Fannie Mae 7.00% 2037	7,749	8,668
Fannie Mae 7.00% 2037	543	594
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Fannie Mae 7.50% 2037	$ 1,137	$ 1,300
Fannie Mae 7.50% 2037	363	415
Fannie Mae 7.50% 2037	309	355
Fannie Mae 7.50% 2037	260	298
Fannie Mae 7.50% 2037	42	48
Fannie Mae 2.325% 2038[6]	5,111	5,445
Fannie Mae 5.215% 2038[6]	3,419	3,685
Fannie Mae 5.288% 2038[6]	330	353
Fannie Mae 5.50% 2038	7,724	8,584
Fannie Mae 5.50% 2038	5,549	6,167
Fannie Mae 5.50% 2038	3,230	3,591
Fannie Mae 5.50% 2038	1,464	1,628
Fannie Mae 5.50% 2038	784	867
Fannie Mae 6.00% 2038	3,678	4,111
Fannie Mae 7.00% 2038	186	210
Fannie Mae 3.511% 2039[6]	4,306	4,542
Fannie Mae 3.556% 2039[6]	2,585	2,722
Fannie Mae 3.642% 2039[6]	4,540	4,766
Fannie Mae 3.711% 2039[6]	1,776	1,858
Fannie Mae 3.718% 2039[6]	2,642	2,794
Fannie Mae 3.719% 2039[6]	1,185	1,246
Fannie Mae 3.802% 2039[6]	2,718	2,887
Fannie Mae 3.888% 2039[6]	3,917	4,151
Fannie Mae 3.943% 2039[6]	2,164	2,292
Fannie Mae 3.958% 2039[6]	1,149	1,213
Fannie Mae 3.965% 2039[6]	3,895	4,136
Fannie Mae 3.992% 2039[6]	772	822
Fannie Mae 5.50% 2039	669	739
Fannie Mae 4.00% 2040	4,107	4,312
Fannie Mae 4.00% 2040	1,073	1,128
Fannie Mae 4.199% 2040[6]	3,740	3,982
Fannie Mae 4.383% 2040[6]	4,582	4,896
Fannie Mae 6.00% 2040	33,322	37,219
Fannie Mae 3.519% 2041[6]	1,857	1,946
Fannie Mae 3.781% 2041[6]	3,846	4,113
Fannie Mae 4.00% 2041	10,159	10,665
Fannie Mae 4.00% 2041	4,995	5,237
Fannie Mae 4.00% 2041	1,817	1,910
Fannie Mae 4.00% 2041	1,069	1,124
Fannie Mae 4.00% 2041	875	920
Fannie Mae 4.00% 2041	599	630
Fannie Mae 5.00% 2041	23,727	26,141
Fannie Mae 6.00% 2041	20,173	22,596
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	147	166
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	124	146
Fannie Mae 3.50% 2042	19,151	19,491
Fannie Mae 4.00% 2042	324,825	341,433
Fannie Mae 4.00% 2042	42,702	44,861
Fannie Mae 4.00% 2042	26,217	27,556
Fannie Mae 4.00% 2042	17,493	18,370
Fannie Mae 4.00% 2042	9,138	9,607
Fannie Mae 4.00% 2042	6,504	6,835
Fannie Mae 4.00% 2042	4,711	4,947
Fannie Mae 4.00% 2042	3,437	3,602
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Fannie Mae 4.00% 2042	$ 3,009	$ 3,163
Fannie Mae 4.00% 2043	34,571	36,300
Fannie Mae 4.00% 2043	29,085	30,566
Fannie Mae 4.00% 2043	23,883	25,132
Fannie Mae 4.50% 2043	14,755	15,873
Fannie Mae 4.50% 2043	11,464	12,329
Fannie Mae 4.50% 2043	4,503	4,846
Fannie Mae 3.50% 2044[12]	372,370	375,527
Fannie Mae 4.00% 2044[12]	104,400	108,470
Fannie Mae 4.50% 2044[12]	96,750	103,511
Fannie Mae 7.00% 2047	333	368
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,668
Freddie Mac, Series 2642, Class BL, 3.50% 2023	1,177	1,224
Freddie Mac, Series 2626, Class NG, 3.50% 2023	316	328
Freddie Mac 5.50% 2023	2,690	2,938
Freddie Mac, Series 1617, Class PM, 6.50% 2023	984	1,108
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	1,452	1,372
Freddie Mac 6.00% 2026	2,495	2,762
Freddie Mac 5.50% 2027	4,967	5,505
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,799	2,004
Freddie Mac, Series 2122, Class QM, 6.25% 2029	3,251	3,609
Freddie Mac 6.50% 2032	983	1,108
Freddie Mac, Series 3061, Class PN, 5.50% 2035	5,060	5,526
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	5,451	5,072
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	3,352	3,094
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	1,824	1,706
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	1,767	1,639
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	1,628	1,528
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	971	905
Freddie Mac, Series 3156, Class NG, 6.00% 2036	15,511	17,124
Freddie Mac 2.564% 2037[6]	3,681	3,922
Freddie Mac, Series 3286, Class JN, 5.50% 2037	8,198	8,988
Freddie Mac, Series 3271, Class OA, 6.00% 2037	11,824	13,000
Freddie Mac 2.234% 2038[6]	2,544	2,687
Freddie Mac 4.904% 2038[6]	1,243	1,321
Freddie Mac 5.00% 2038	3,284	3,606
Freddie Mac 5.00% 2038	800	879
Freddie Mac 5.00% 2038	777	853
Freddie Mac 5.50% 2038	8,713	9,601
Freddie Mac 3.667% 2039[6]	1,190	1,271
Freddie Mac 5.00% 2039	27,608	30,278
Freddie Mac 6.00% 2040	294	327
Freddie Mac 4.50% 2041	39,292	42,292
Freddie Mac 4.50% 2041	1,810	1,948
Freddie Mac 5.00% 2041	782	859
Freddie Mac 5.50% 2041	14,655	16,152
Freddie Mac 4.00% 2043	13,416	14,076
Freddie Mac 4.50% 2043	4,905	5,286
Freddie Mac 6.50% 2047	425	466
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,031	2,031
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	5,000	5,176
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[6]	14,840	15,528
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	5,226	5,683
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.025% 2045[6]	40,508	43,910
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4]	$11,255	$11,742
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4]	12,647	13,225
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% 2049	3,140	3,179
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.895% 2049[6]	9,597	10,636
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.895% 2049[6]	4,252	4,751
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	3,731	3,485
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	2,707	2,436
Government National Mortgage Assn. 4.50% 2037	4,297	4,679
Government National Mortgage Assn. 6.00% 2039	9,310	10,576
Government National Mortgage Assn. 6.50% 2039	1,554	1,739
Government National Mortgage Assn. 3.50% 2040	522	539
Government National Mortgage Assn. 5.00% 2040	6,532	7,197
Government National Mortgage Assn. 5.50% 2040	10,705	12,110
Government National Mortgage Assn. 4.50% 2041	6,993	7,613
Government National Mortgage Assn. 5.00% 2041	9,035	9,933
Government National Mortgage Assn. 6.50% 2041	3,653	4,015
Government National Mortgage Assn. 4.00% 2043	24,207	25,657
Government National Mortgage Assn. 5.816% 2058	8,462	9,030
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,031	1,115
Government National Mortgage Assn. 6.172% 2058	473	505
Government National Mortgage Assn. 6.205% 2058	3,485	3,756
Government National Mortgage Assn. 6.22% 2058	1,189	1,264
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[6]	28,105	28,153
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.015% 2038[6]	14,057	15,240
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039	2,326	2,562
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	11,000	12,049
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	1,470	1,652
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	354	385
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	228	243
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	272	293
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	32,645	35,394
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.644% 2039[6]	4,468	4,536
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[6]	117	127
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[4]	7,975	8,029
Hilton USA Trust, Series 2013-HLF, BFX, 3.367% 2030[4]	9,250	9,444
Hilton USA Trust, Series 2013-HLF, CFX, 3.7141% 2030[4]	11,580	11,757
Hilton USA Trust, Series 2013-HLF, DFX, 4.4065% 2030[4]	2,500	2,582
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049	1,341	1,457
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049	25,000	27,047
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.831% 2042[6]	20,105	21,719
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	1,540	1,682
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-1A, 5.312% 2044	788	864
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	1,290	1,413
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4]	22,761	23,757
Northern Rock PLC 5.625% 2017[4]	12,857	14,500
Northern Rock PLC 5.625% 2017	6,000	6,767
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	19,518	21,137
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040	2,062	2,272
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	2,059	2,268
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[6]	5,800	6,244
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[6]	1,750	1,943
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.37% 2045[6]	5,335	6,098
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[6]	6,794	7,249
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.891% 2045[6]	2,618	2,695
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.716% 2049[6]	$ 5,000	$ 5,508
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.015% 2051[6]	1,640	1,846
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.903% 2043[6]	897	976
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[6]	9,910	10,896
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.934% 2049[6]	2,000	2,209
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[4]	12,500	13,329
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.489% 2045[6]	9,784	9,823
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	8,265	8,694
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.341% 2049[6]	5,000	5,630
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[6]	203	228
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[6]	4,320	4,923
Commercial Mortgage Trust, Series 2005-LP5, Class E, 5.355% 2043[4,6]	2,250	2,331
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	1,831	2,006
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	4,183	4,224
Aventura Mall Trust, Series A, 3.867% 2032[4,6]	1,985	2,082
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.035% 2044[6]	1,300	1,443
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 2.641% 2034[6]	1,222	1,202
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[4,6]	696	703
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.497% 2034[6]	153	152
		2,746,592
Federal agency bonds & notes 0.96%

Freddie Mac 3.00% 2014	40,000	40,283
Freddie Mac 5.00% 2014	40,000	40,404
Freddie Mac 5.50% 2016	14,580	16,188
Freddie Mac 1.00% 2017	25,000	24,911
Freddie Mac 1.00% 2017	20,500	20,518
Freddie Mac 5.50% 2017	50,000	57,220
Freddie Mac 4.875% 2018	40,000	45,585
Freddie Mac 1.25% 2019	50,000	48,289
Freddie Mac, Series KF02, Class A2, multifamily 0.704% 2020[6,7]	37,013	37,160
Freddie Mac, Series KF02, Class A3, multifamily 0.784% 2020[6,7]	17,374	17,444
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[7]	18,009	17,228
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[7]	20,110	19,472
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[7]	41,420	40,023
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[7]	5,965	5,807
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[7]	3,717	3,613
Freddie Mac, Series K033, Class A2, multifamily 3.06% 2023[6,7]	1,100	1,102
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[6,7]	9,380	9,562
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[6,7]	28,732	29,360
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[6,7]	66,745	68,195
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[6,7]	1,750	1,796
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[6,7]	2,250	2,317
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[6,7]	28,750	29,705
Freddie Mac, Series K034, Class A2, multifamily 3.531% 2023[6,7]	700	725
Federal Home Loan Bank 5.50% 2014	107,500	109,149
Federal Home Loan Bank 0.50% 2015	25,000	25,101
Federal Home Loan Bank, Series 2816, 1.00% 2017	14,955	14,968
Fannie Mae 4.625% 2014	25,000	25,515
Fannie Mae 5.00% 2015	25,000	26,157
Fannie Mae 5.375% 2016	60,420	66,876
Fannie Mae 0.875% 2018	15,000	14,683
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[6,7]	1,990	2,047
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[6,7]	1,950	1,997
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

CoBank, ACB 7.875% 2018[4]	$12,160	$ 14,539
CoBank, ACB 0.833% 2022[4,6]	10,410	9,577
Federal Farm Credit Banks 3.00% 2014	10,000	10,112
		897,628
Asset-backed obligations[7] 0.17%

CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2-A, FSA insured, 0.342% 2035[6]	253	228
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2-A-1A, FSA insured, 0.292% 2036[6]	9,656	8,793
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.292% 2037[6]	12,803	11,434
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.302% 2037[6]	27,029	24,272
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 2016[4]	23,500	24,252
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4]	10,250	10,289
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[4]	1,500	1,572
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1,
Class A-1, FSA insured, 0.312% 2037[6]	19,096	16,405
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4]	12,345	12,701
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.572% 2028[4,6]	11,540	11,545
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	9,207	9,410
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	6,484	6,778
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	4,505	4,637
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[4]	4,045	4,046
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-6, 5.68% 2037[6]	4,098	3,701
Honda Auto Receivables Owner Trust, Series 2011-1, Class A-4, 1.80% 2017	3,232	3,233
Aesop Funding II LLC, Series 2010-3A, Class A, 4.64% 2016[4]	1,790	1,850
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	1,482	1,483
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	1,422	1,461
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	499	512
		158,602
Bonds & notes of governments & government agencies outside the U.S. 0.08%

Bermudan Government 5.603% 2020	6,000	6,678
Bermudan Government 4.138% 2023[4]	4,850	4,826
Bermudan Government 4.854% 2024[4]	7,500	7,737
Indonesia (Republic of) 9.00% 2018	IDR20,741,000	1,885
Indonesia (Republic of) 7.875% 2019	98,336,000	8,612
Indonesia (Republic of), Series 31, 11.00% 2020	65,209,000	6,565
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[4]	$14,350	14,460
Hungarian Government 6.375% 2021	10,000	11,175
France Government Agency-Guaranteed, Société Finance 3.375% 2014[4]	10,000	10,002
Croatian Government 6.375% 2021	3,000	3,240
Croatian Government 5.50% 2023[4]	1,355	1,375
Slovenia (Republic of) 5.85% 2023[4]	3,845	4,201
		80,756
Municipals 0.05%

State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.107% 2018	15,500	15,631
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.995% 2020	16,000	16,027
State of New Jersey, Transportation Trust Fund Authority,
Transportation System Revenue Refunding Bonds, Series 2013-B, 1.758% 2018	15,000	14,778
State of Illinois, General Obligation Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	3,500	3,777
		50,213
Total bonds, notes & other debt instruments (cost: $13,407,022,000)		13,834,977
	Principal amount	Value
Short-term securities 4.70%	(000)	(000)

Federal Home Loan Bank 0.05%–0.13% due 5/12–10/24/2014	$995,400	$ 995,286
Freddie Mac 0.06%–0.15% due 5/5/2014–1/16/2015	871,725	871,516
Fannie Mae 0.05%–0.17% due 6/3–12/1/2014	587,400	587,278
Chevron Corp. 0.08%–0.09% due 5/7–7/7/2014[4]	325,300	325,269
Coca-Cola Co. 0.11%–0.14% due 5/12–7/24/2014[4]	260,200	260,162
Procter & Gamble Co. 0.08%–0.10% due 5/15–7/15/2014[4]	184,100	184,084
National Rural Utilities Cooperative Finance Corp. 0.09% due 5/5–6/2/2014	164,005	163,996
Federal Farm Credit Banks 0.08%–0.13% due 6/26–9/25/2014	140,000	139,982
Merck & Co. Inc. 0.08% due 5/27–6/17/2014[4]	130,000	129,993
Walt Disney Co. 0.07%–0.09% due 6/2–7/15/2014[4]	86,200	86,188
ExxonMobil Corp. 0.06%–0.08% due 5/2–5/19/2014	84,300	84,298
General Electric Capital Corp. 0.19% due 10/3/2014	69,100	69,056
General Electric Co. 0.06% due 5/1/2014	7,500	7,500
Paccar Financial Corp. 0.07%–0.10% due 5/14–7/25/2014	75,100	75,091
Emerson Electric Co. 0.06%–0.11% due 5/2–6/19/2014[4]	60,500	60,496
Army and Air Force Exchange Service 0.08% due 5/14/2014[4]	60,400	60,398
John Deere Capital Corp. 0.08% due 5/12/2014[4]	29,750	29,749
John Deere Financial Ltd. 0.08%–0.09% due 5/2–5/19/2014[4]	29,600	29,599
PepsiCo Inc. 0.07% due 6/4/2014[4]	52,000	51,996
U.S. Treasury Bill 0.056% due 5/8/2014	50,400	50,399
IBM Corp. 0.075% due 6/23/2014[4]	50,000	49,994
Abbott Laboratories 0.10% due 7/22/2014[4]	40,000	39,993
Regents of the University of California 0.08% due 5/1/2014	25,000	25,000
Kimberly-Clark Worldwide Inc. 0.06% due 5/15/2014[4]	24,800	24,799
Jupiter Securitization Co., LLC 0.26% due 12/17/2014[4]	10,000	9,982
Total short-term securities (cost: $4,411,614,000)		4,412,104
Total investment securities (cost: $79,511,034,000)		93,973,124
Other assets less liabilities		(61,174)
Net assets		$93,911,950

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $38,338,285,000, which represented 40.82% of the net assets of the fund. This amount includes $38,335,483,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,841,181,000, which represented 3.03% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 2/8/2012 at a cost of $4,933,000) may be subject to legal or contractual restrictions on resale.
[6]	Coupon rate may change periodically.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $138,866,000, which represented .15% of the net assets of the fund.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[10]	A portion of this security was pledged as collateral. The total value of pledged collateral was $141,000, which represented less than .01% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	A portion or all of the security purchased on a TBA basis.

Key to abbreviations and symbol

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

TBA = To be announced

€ = Euros

IDR = Indonesian rupiah

MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-012-0614O-S37661

Summary investment portfolio April 30, 2014	unaudited

Industry sector diversification	Percent of net assets

Country diversification	Percent of net assets
United States	50.9%
United Kingdom	15.8
Euro zone*	10.8
Switzerland	3.9
Singapore	2.4
Australia	1.9
Hong Kong	1.9
Sweden	1.3
Taiwan	1.1
Canada	1.0
Other countries	4.4
Short-term securities & other assets less liabilities	4.6
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

4	Capital Income Builder

Common stocks 80.50%	Shares	Value (000)	Percent of net assets
Financials 11.20%
HSBC Holdings PLC (Hong Kong)[1]	75,218,861	$763,185
HSBC Holdings PLC (United Kingdom)[1]	40,823,835	417,239	1.26%
Sampo Oyj, Class A1	21,728,343	1,082,114	1.15
HCP, Inc.	21,621,800	905,089	.96
Prudential PLC[1]	35,666,089	820,375	.87
BNP Paribas SA1	7,083,500	532,693	.57
Public Storage	2,958,500	519,246	.55
Digital Realty Trust, Inc.[2]	8,345,000	445,623	.47
Aviva PLC[1]	42,840,900	381,071	.41
Other securities		4,655,395	4.96
		10,522,030	11.20
Consumer staples 11.01%
Altria Group, Inc.	70,700,875	2,835,812	3.02
Philip Morris International Inc.	30,340,000	2,591,946	2.76
British American Tobacco PLC[1]	12,313,137	709,835	.76
Nestlé SA1	8,778,599	678,898	.72
Kraft Foods Group, Inc.	9,477,666	538,900	.57
Coca-Cola Co.	11,130,100	453,997	.48
Lorillard, Inc.	7,053,600	419,125	.45
Other securities		2,107,244	2.25
		10,335,757	11.01
Utilities 10.20%
National Grid PLC[1]	157,627,895	2,237,130	2.38
SSE PLC[1,2]	53,016,919	1,367,236	1.46
Dominion Resources, Inc.	12,446,980	902,904	.96
EDP - Energias de Portugal, SA1	143,569,390	697,981	.74
Exelon Corp.	15,559,300	545,042	.58
Fortum Oyj[1]	22,014,793	497,801	.53
Duke Energy Corp.	6,207,269	462,380	.49
DTE Energy Co.	5,451,500	425,980	.46
Southern Co.	8,500,000	389,555	.42
Other securities		2,050,459	2.18
		9,576,468	10.20
Health care 9.40%
AbbVie Inc.	41,026,000	2,136,634	2.27
Novartis AG1	22,665,000	1,969,708	2.10
Amgen Inc.	11,582,200	1,294,311	1.38
GlaxoSmithKline PLC[1]	40,716,900	1,122,983	1.20
Pfizer Inc.	12,330,800	385,707	.41
Other securities		1,916,895	2.04
		8,826,238	9.40
Telecommunication services 9.34%
Verizon Communications Inc.	50,981,084	2,382,346	2.53
Singapore Telecommunications Ltd.[1]	463,931,500	1,417,668	1.51
CenturyLink, Inc.[2]	35,533,235	1,240,465	1.32

Capital Income Builder	5

Common stocks (continued)	Shares	Value (000)	Percent of net assets
Telecommunication services (continued)
AT&T Inc.	31,115,910	$1,110,838	1.18%
Vodafone Group PLC[1]	152,571,636	579,857	.62
TeliaSonera AB1	77,125,277	560,983	.60
Other securities		1,482,390	1.58
		8,774,547	9.34
Energy 6.62%
Royal Dutch Shell PLC, Class B1	29,425,412	1,249,237
Royal Dutch Shell PLC, Class A1	5,688,700	225,735	1.57
BP PLC[1]	157,558,000	1,329,222	1.41
Kinder Morgan, Inc.	25,303,873	826,424	.88
Eni SpA[1]	27,298,600	709,872	.76
Other securities		1,878,212	2.00
		6,218,702	6.62
Industrials 6.00%
Lockheed Martin Corp.	6,951,000	1,140,937	1.22
General Electric Co.	28,405,000	763,810	.81
VINCI SA1	7,865,401	594,596	.63
Rexel SA1,2	15,194,748	384,126	.41
Other securities		2,746,616	2.93
		5,630,085	6.00
Consumer discretionary 4.34%
Daimler AG1	6,557,400	607,460	.65
Darden Restaurants, Inc. [2]	10,015,400	497,865	.53
Other securities		2,970,578	3.16
		4,075,903	4.34
Information technology 4.33%
Texas Instruments Inc.	21,618,000	982,538	1.04
Microsoft Corp.	12,027,200	485,899	.52
Quanta Computer Inc.[1]	143,465,190	394,199	.42
Other securities		2,207,435	2.35
		4,070,071	4.33
Materials 3.16%
BASF SE1,3	4,197,700	485,922	.52
Rio Tinto PLC[1]	8,411,000	457,212	.49
Dow Chemical Co.	8,654,000	431,835	.46
Amcor Ltd.[1]	40,932,185	392,043	.42
Other securities		1,197,691	1.27
		2,964,703	3.16
Miscellaneous 4.90%
Other common stocks in initial period of acquisition		4,605,238	4.90

Total common stocks (cost: $61,567,388,000)		75,599,742	80.50

6	Capital Income Builder

Preferred securities 0.05%	Shares	Value (000)	Percent of net assets
Financials 0.01%
HSBC Holdings PLC, Series 2, 8.00%	200,000	$5,406	.01%
Other securities		4,510	.00
		9,916	.01
Other 0.03%
Other securities		29,428	.03
Miscellaneous 0.01%
Other preferred securities in initial period of acquisition		5,266	.01

Total preferred securities (cost: $47,389,000)		44,610	.05

Rights & warrants 0.00%
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		266	.00

Total rights & warrants (cost: $0)		266	.00

Convertible securities 0.09%
Financials 0.07%
Fannie Mae 5.375% convertible preferred 2032[3]	240	8,040	.01
Other securities		56,222	.06
		64,262	.07
Industrials 0.02%
Other securities		17,163	.02

Total convertible securities (cost: $77,621,000)		81,425	.09

Bonds, notes & other debt instruments 14.73%	Principal amount (000)
Corporate bonds & notes 6.44%
Financials 1.43%
HSBC Bank PLC 0.876% 2018[4,5]	$425	429
HSBC USA Inc. 1.114% 2018[5]	11,000	11,150	.02
HSBC Holdings PLC 5.25% 2044	5,000	5,134
Other securities		1,329,299	1.41
		1,346,012	1.43
Energy 0.96%
Shell International Finance BV 3.10% 2015	10,000	10,328	.01
Other securities		887,111	.95
		897,439	.96

Capital Income Builder	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Telecommunication services 0.88%
Verizon Communications Inc. 1.003%–6.55% 2019–2043[5]	$86,883	$93,604	.10%
SBC Communications Inc. 5.10% 2014	11,593	11,789	.02
AT&T Inc. 0.90% 2016	10,000	10,040
Other securities		707,292	.76
		822,725	.88
Health care 0.58%
Novartis Securities Investment Ltd. 5.125% 2019	15,000	17,128	.05
Novartis Capital Corp. 3.40%–4.40% 2024–2044	31,790	32,310
AbbVie Inc. 1.75%–2.90% 2017–2022	24,715	24,520	.03
Amgen Inc. 2.50% 2016	4,000	4,155	.01
GlaxoSmithKline Capital Inc. 1.50%–5.65% 2017–2018	3,715	4,108	.00
Other securities		461,622	.49
		543,843	.58
Consumer staples 0.51%
Altria Group, Inc. 2.85%–9.70% 2018–2044	48,962	54,332	.06
Philip Morris International Inc. 3.60% 2023	10,545	10,708	.01
Other securities		412,255	.44
		477,295	.51
Utilities 0.50%
National Grid PLC 6.30% 2016	20,725	23,082	.02
Other securities		447,977	.48
		471,059	.50
Industrials 0.46%
General Electric Capital Corp., Series A, junior subordinated 7.125% 2049[5]	60,000	69,109
General Electric Capital Corp., Series B, junior subordinated 6.25% 2049[5]	30,000	32,729	.13
General Electric Corp. 5.25% 2017	12,500	14,150
General Electric Co. 4.50% 2044	9,500	9,810
Other securities		308,319	.33
		434,117	.46
Information technology 0.25%
National Semiconductor Corp. 6.60% 2017	10,000	11,591	.01
Other securities		227,583	.24
		239,174	.25

Other 0.87%
Other securities		820,258	.87

Total corporate bonds & notes		6,051,922	6.44

U.S. Treasury bonds & notes 4.10%
U.S. Treasury 3.60% 0.25%–11.25% 2014–2044[6]	3,105,717	3,384,463	3.60

U.S. Treasury inflation-protected securities[7] 0.50% 0.125%–2.00% 2014–2044	452,181	464,801	.50

Total U.S. Treasury bonds & notes		3,849,264	4.10

8	Capital Income Builder

	Principal amount	Value	Percent of
	(000)	(000)	net assets
Mortgage-backed obligations[8] 2.93%
Fannie Mae 0%–7.50% 2017–2047[5,9]	$1,858,814	$1,946,287	2.07%
Freddie Mac 0%-6.50% 2019–2047[5]	203,619	219,032	.24
Other securities		581,273	.62
		2,746,592	2.93
Federal agency bonds & notes 0.96%
Freddie Mac 0.704%–5.50% 2014–2023[5,8]	563,095	576,907	.61
Federal Home Loan Bank 0.50%–5.50% 2014–2017	147,455	149,218	.16
Fannie Mae 0.875%–5.375% 2014–2024[5,8]	129,360	137,275	.15
Other securities		34,228	.04
		897,628	.96
Other bonds & notes 0.30%
Other securities		289,571	.30

Total bonds, notes & other debt instruments (cost: $13,407,022,000)		13,834,977	14.73

Short-term securities 4.70%
Federal Home Loan Bank 0.05%–0.13% due 5/12–10/24/2014	995,400	995,286	1.06
Freddie Mac 0.06%–0.15% due 5/5/2014–1/16/2015	871,725	871,516	.93
Fannie Mae 0.05%–0.17% due 6/3–12/1/2014	587,400	587,278	.63
General Electric Capital Corp. 0.19% due 10/3/2014	69,100	69,056	.08
General Electric Co. 0.06% due 5/1/2014	7,500	7,500
U.S. Treasury Bill 0.056% due 5/8/2014	50,400	50,399	.05
Other securities		1,831,069	1.95

Total short-term securities (cost: $4,411,614,000)		4,412,104	4.70

Total investment securities (cost: $79,511,034,000)		93,973,124	100.07
Other assets less liabilities		(61,174)	(.07)

Net assets		$93,911,950	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $138,866,000, which represented .15% of the net assets of the fund. One of the securities in “Other securities” (with a value of $0, a cost of $4,933,000, and which represented less than .01% of the net assets of the fund) was acquired on 2/8/2012 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

Capital Income Builder	9

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $250,522,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 4/30/2014 (000)
Sales:
Australian dollars	5/14/2014	HSBC Bank	$26,798	A$28,500	$347
Euros	5/9/2014	HSBC Bank	$70,686	€51,450	(692)
Swiss francs	6/3/2014	Citibank	$74,891	CHF66,030	(156)
					$(501)

10	Capital Income Builder

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended April 30, 2014, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 4/30/2014 (000)
SSE PLC[1]	57,134,900	5,692,719	9,810,700	53,016,919	$22,263	$1,367,236
CenturyLink, Inc.	32,243,235	3,290,000	—	35,533,235	35,806	1,240,465
Darden Restaurants, Inc.	8,429,000	2,016,400	430,000	10,015,400	11,490	497,865
Digital Realty Trust, Inc.	7,658,400	686,600	—	8,345,000	13,212	445,623
Rexel SA1,10	13,630,319	1,564,429	—	15,194,748	—	384,126
William Hill PLC[1]	56,291,818	—	6,350,000	49,941,818	6,638	299,804
Starwood Property Trust, Inc.	12,437,000	—	—	12,437,000	11,691	299,110
Starwood Waypoint Residential Trust[3]	—	2,487,400	471,000	2,016,400	—	54,786
Siliconware Precision Industries Co., Ltd.[1]	202,563,300	—	—	202,563,300	—	297,511
Greene King PLC[1]	14,073,299	3,392,000	—	17,465,299	2,158	262,862
COSCO Pacific Ltd.[1]	144,271,550	3,795,001	—	148,066,551	—	198,638
Ladbrokes PLC[1]	59,622,507	—	—	59,622,507	4,533	154,748
Mercury General Corp.[10]	1,938,700	871,000	—	2,809,700	2,942	134,472
Ratchaburi Electricity Generating Holding PCL[1]	93,154,500	—	15,804,500	77,350,000	2,498	127,472
BTS Rail Mass Transit Growth Infrastructure Fund[1]	367,453,100	—	—	367,453,100	3,508	109,707
Moneysupermarket.com Group PLC[1]	34,915,401	—	—	34,915,401	2,965	107,581
Sunway Real Estate Investment Trust[1]	162,555,200	—	16,800	162,538,400	1,928	67,695
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1]	145,255,000	—	—	145,255,000	2,348	58,452
Canyon Services Group Inc.[10]	2,140,500	1,900,000	—	4,040,500	882	55,591
Cache Logistics Trust[1]	41,000,000	—	—	41,000,000	1,238	37,614
Kværner ASA[1]	17,485,000	—	—	17,485,000	1,350	35,078
Ekornes ASA[1]	1,990,851	—	—	1,990,851	—	31,580
mobilezone holding ag, non-registered shares[1,3]	2,325,000	—	—	2,325,000	—	26,414
Orior AG1	385,000	—	—	385,000	858	24,882
Go-Ahead Group PLC [11]	2,725,000	—	2,725,000	—	—	—
Matas A/S1,3,11	2,438,000	—	477,992	1,960,008	—	—

Capital Income Builder	11

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 4/30/2014 (000)
R.R. Donnelley & Sons Co.[11]	9,616,944	—	1,760,987	7,855,957	$4,774	$—
R.R. Donnelley & Sons Co. 6.50% 2023[11]	—	$2,275,000	—	$2,275,000	67	—
R.R. Donnelley & Sons Co. 7.875% 2021[11]	$1,750,000	—	—	$1,750,000	69	—
					$133,218	$6,319,312

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $38,338,285,000, which represented 40.82% of the net assets of the fund. This amount includes $38,335,483,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,841,181,000 which represented 3.03% of the net assets of the fund.
[5]	Coupon rate may change periodically.
[6]	A portion of a security within this range was pledged as collateral. The total value of pledged collateral was $141,000, which represented less than .01% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	A portion or all of the security purchased on a TBA basis.
[10]	This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2013; it was not publicly disclosed.
[11]	Unaffiliated issuer at 4/30/2014.

Key to abbreviations and symbols

TBA = To be announced

A$ = Australian dollars

CHF = Swiss francs

€ = Euros

See Notes to Financial Statements

12	Capital Income Builder

Financial statements

Statement of assets and liabilities at April 30, 2014		unaudited
	(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $73,908,169)	$87,653,812
Affiliated issuers (cost: $5,602,865)	6,319,312	$93,973,124
Cash denominated in currencies other than U.S. dollars (cost: $35,280)		35,308
Cash		4,461
Unrealized appreciation on open forward currency contracts		347
Receivables for:
Sales of investments	3,116,228
Sales of fund’s shares	85,722
Dividends and interest	429,314	3,631,264
		97,644,504
Liabilities:
Unrealized depreciation on open forward currency contracts		848
Payables for:
Purchases of investments	3,533,548
Repurchases of fund’s shares	136,374
Investment advisory services	19,486
Services provided by related parties	40,265
Trustees’ deferred compensation	1,354
Other	679	3,731,706
Net assets at April 30, 2014		$93,911,950

Net assets consist of:
Capital paid in on shares of beneficial interest		$85,239,987
Undistributed net investment income		197,868
Accumulated net realized loss		(5,990,132)
Net unrealized appreciation		14,464,227
Net assets at April 30, 2014		$93,911,950

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,564,757 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$68,697,519	1,144,619	$60.02
Class B	1,037,063	17,254	60.11
Class C	7,126,329	118,730	60.02
Class F-1	4,609,830	76,814	60.01
Class F-2	2,544,171	42,406	60.00
Class 529-A	2,188,854	36,483	60.00
Class 529-B	65,340	1,088	60.07
Class 529-C	717,299	11,962	59.96
Class 529-E	92,927	1,549	59.99
Class 529-F-1	68,234	1,137	60.01
Class R-1	152,437	2,541	59.99
Class R-2	761,354	12,693	59.98
Class R-3	1,035,983	17,267	60.00
Class R-4	561,126	9,352	60.00
Class R-5	496,917	8,277	60.04
Class R-6	3,756,567	62,585	60.02

See Notes to Financial Statements

Capital Income Builder	13

Statement of operations for the six months ended April 30, 2014		unaudited
	(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $75,471; also includes $133,082 from affiliates)	$2,582,789
Interest (includes $136 from affiliates)	245,887	$2,828,676

Fees and expenses*:
Investment advisory services	131,112
Distribution services	138,445
Transfer agent services	44,304
Administrative services	8,928
Reports to shareholders	1,961
Registration statement and prospectus	625
Trustees’ compensation	345
Auditing and legal	95
Custodian	2,812
Other	1,636	330,263
Net investment income		2,498,413

Net realized gain and unrealized depreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (includes $111,078 net gain from affiliates)	2,454,557
Forward currency contracts	(1,301)
Currency transactions	(589)	2,452,667
Net unrealized (depreciation) appreciation on:
Investments	(34,703)
Forward currency contracts	(1,618)
Currency translations	1,248	(35,073)
Net realized gain and unrealized depreciation on investments, forward currency contracts and currency		2,417,594
Net increase in net assets resulting from operations		$4,916,007

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

14	Capital Income Builder

Statements of changes in net assets

(dollars in thousands)

	Six months ended April 30, 2014*	Year ended October 31, 2013
Operations:
Net investment income	$2,498,413	$2,699,818
Net realized gain on investments, forward currency contracts and currency transactions	2,452,667	2,159,347
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(35,073)	6,666,174
Net increase in net assets resulting from operations	4,916,007	11,525,339

Dividends paid to shareholders from net investment income	(2,128,149)	(3,245,423)

Net capital share transactions	2,021,664	2,571,391

Total increase in net assets	4,809,522	10,851,307

Net assets:
Beginning of period	89,102,428	78,251,121
End of period (including undistributed net investment income and distributions in excess of net investment income: $197,868 and $(172,396), respectively)	$93,911,950	$89,102,428

* Unaudited.

See Notes to Financial Statements

Capital Income Builder	15

Notes to financial statements	unaudited

1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

16	Capital Income Builder

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Capital Income Builder	17

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

18	Capital Income Builder

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor

Capital Income Builder	19

information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$4,462,063	$6,059,967	$—	$10,522,030
Consumer staples	7,898,972	2,436,785	—	10,335,757
Utilities	3,768,296	5,808,172	—	9,576,468
Health care	4,680,050	4,146,188	—	8,826,238
Telecommunication services	5,093,986	3,680,561	—	8,774,547
Energy	2,539,204	3,679,498	—	6,218,702
Industrials	2,457,762	3,172,323	—	5,630,085
Consumer discretionary	871,208	3,204,695	—	4,075,903
Information technology	2,628,696	1,441,375	—	4,070,071
Materials	1,020,276	1,944,427	—	2,964,703
Miscellaneous	1,840,945	2,764,293	—	4,605,238
Preferred securities	5,266	39,344	—	44,610
Rights & warrants	266	—	—	266
Convertible securities	20,489	60,936	—	81,425
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	6,051,922	—	6,051,922
U.S. Treasury bonds & notes	—	3,849,264	—	3,849,264
Mortgage-backed obligations	—	2,746,592	—	2,746,592
Federal agency bonds & notes	—	897,628	—	897,628
Other bonds & notes	—	289,571	—	289,571
Short-term securities	—	4,412,104	—	4,412,104
Total	$37,287,479	$56,685,645	$—	$93,973,124

20	Capital Income Builder

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$347	$—	$347
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(848)	—	(848)
Total	$—	$(501)	$—	$(501)

*	Securities with a value of $34,031,310,000, which represented 36.24% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Capital Income Builder	21

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

22	Capital Income Builder

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of April 30, 2014 (dollars in thousands):

	Asset		Liability
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$347	Unrealized depreciation on open forward currency contracts	$848

	Net realized loss		Net unrealized depreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized loss on forward currency contracts	$(1,301)	Net unrealized depreciation on forward currency contracts	$(1,618)

Collateral — The fund has entered into a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009, by state tax authorities for tax years before 2008 and by tax authorities outside the U.S. for tax years before 2007.

Capital Income Builder	23

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums or discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2013, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$331,943
Capital loss carryforward expiring 2017*	(8,054,061)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$15,710,257
Gross unrealized depreciation on investment securities	(1,830,781)
Net unrealized appreciation on investment securities	13,879,476
Cost of investment securities	80,093,648

24	Capital Income Builder

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2014	Year ended October 31, 2013
Class A	$1,585,567	$2,454,787
Class B	21,751	45,234
Class C	139,729	225,547
Class F-1	102,827	139,064
Class F-2	59,843	87,667
Class 529-A	49,257	75,483
Class 529-B	1,298	2,579
Class 529-C	13,561	20,243
Class 529-E	1,987	3,025
Class 529-F-1	1,598	2,383
Class R-1	2,935	4,749
Class R-2	14,994	24,024
Class R-3	22,444	35,677
Class R-4	12,708	19,401
Class R-5	12,097	20,122
Class R-6	85,553	85,438
Total	$2,128,149	$3,245,423

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $100,000,000 of the fund’s monthly gross income and 2.50% on such income in excess of $100,000,000. For the six months ended April 30, 2014, the investment advisory services fee was $131,112,000, which was equivalent to an annualized rate of 0.294% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described as follows:

Capital Income Builder	25

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

26	Capital Income Builder

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. During the period November 1, 2013, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

For the six months ended April 30, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$80,152	$32,902	$3,269	Not applicable
Class B	5,474	582	Not applicable	Not applicable
Class C	34,671	3,557	1,737	Not applicable
Class F-1	5,283	2,266	1,057	Not applicable
Class F-2	Not applicable	1,298	585	Not applicable
Class 529-A	2,319	808	517	$991
Class 529-B	336	31	17	32
Class 529-C	3,377	286	170	326
Class 529-E	219	17	22	42
Class 529-F-1	—	25	16	31
Class R-1	726	73	36	Not applicable
Class R-2	2,740	1,264	184	Not applicable
Class R-3	2,488	817	250	Not applicable
Class R-4	660	266	132	Not applicable
Class R-5	Not applicable	108	118	Not applicable
Class R-6	Not applicable	4	818	Not applicable
Total class-specific expenses	$138,445	$44,304	$8,928	$1,422

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $345,000 in the fund’s statement of operations includes $238,000 in current fees (either paid in cash or deferred) and a net increase of $107,000 in the value of the deferred amounts.

Capital Income Builder	27

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Share	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2014

Class A	$3,264,349	56,147	$1,539,788	26,790	$(3,746,284)	(64,472)	$1,057,853	18,465
Class B	8,180	141	21,415	372	(230,464)	(3,958)	(200,869)	(3,445)
Class C	456,629	7,853	134,645	2,340	(834,106)	(14,353)	(242,832)	(4,160)
Class F-1	706,065	12,142	100,265	1,745	(398,357)	(6,864)	407,973	7,023
Class F-2	471,251	8,102	46,694	813	(264,195)	(4,518)	253,750	4,397
Class 529-A	129,604	2,231	49,244	857	(118,391)	(2,039)	60,457	1,049
Class 529-B	812	14	1,298	23	(12,955)	(223)	(10,845)	(186)
Class 529-C	48,674	837	13,557	236	(48,178)	(830)	14,053	243
Class 529-E	5,861	101	1,987	35	(5,719)	(99)	2,129	37
Class 529-F-1	7,322	126	1,597	28	(5,494)	(95)	3,425	59
Class R-1	11,296	194	2,929	51	(16,110)	(278)	(1,885)	(33)
Class R-2	74,754	1,286	14,969	260	(109,787)	(1,888)	(20,064)	(342)
Class R-3	105,498	1,815	22,386	389	(133,775)	(2,301)	(5,891)	(97)
Class R-4	72,466	1,246	12,705	221	(70,733)	(1,215)	14,438	252
Class R-5	45,027	773	12,071	210	(47,682)	(821)	9,416	162
Class R-6	665,978	11,459	85,206	1,483	(70,628)	(1,213)	680,556	11,729
Total net increase (decrease)	$6,073,766	104,467	$2,060,756	35,853	$(6,112,858)	(105,167)	$2,021,664	35,153

Year ended October 31, 2013

Class A	$6,808,549	123,440	$2,378,100	43,452	$(7,729,386)	(140,732)	$1,457,263	26,160
Class B	17,961	326	44,438	814	(605,068)	(10,995)	(542,669)	(9,855)
Class C	856,195	15,485	216,499	3,960	(1,580,405)	(28,680)	(507,711)	(9,235)
Class F-1	1,231,508	22,235	135,290	2,469	(760,137)	(13,796)	606,661	10,908
Class F-2	810,850	14,788	69,733	1,278	(1,012,570)	(18,483)	(131,987)	(2,417)
Class 529-A	248,930	4,532	75,460	1,379	(258,247)	(4,703)	66,143	1,208
Class 529-B	1,795	33	2,578	47	(29,715)	(540)	(25,342)	(460)
Class 529-C	91,787	1,671	20,236	370	(104,546)	(1,906)	7,477	135
Class 529-E	11,292	206	3,024	55	(11,583)	(212)	2,733	49
Class 529-F-1	14,238	259	2,382	44	(13,770)	(251)	2,850	52
Class R-1	23,544	427	4,741	87	(44,227)	(809)	(15,942)	(295)
Class R-2	163,414	2,973	23,998	439	(221,583)	(4,039)	(34,171)	(627)
Class R-3	223,606	4,070	35,588	651	(297,641)	(5,432)	(38,447)	(711)
Class R-4	134,630	2,450	19,396	354	(124,677)	(2,268)	29,349	536
Class R-5	98,998	1,795	20,081	367	(139,969)	(2,561)	(20,890)	(399)
Class R-6	1,755,862	31,837	83,063	1,506	(122,851)	(2,186)	1,716,074	31,157
Total net increase (decrease)	$12,493,159	226,527	$3,134,607	57,272	$(13,056,375)	(237,593)	$2,571,391	46,206

* Includes exchanges between share classes of the fund.

28	Capital Income Builder

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $22,824,455,000 and $23,178,294,000, respectively, during the six months ended April 30, 2014.

Capital Income Builder	29

Financial highlights

			Income from investment operations[1]
		Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 4/30/2014[5,6]	$58.25	$1.64	$1.54	$3.18
	Year ended 10/31/2013	52.75	1.85	5.88	7.73
	Year ended 10/31/2012	49.34	1.87	3.67	5.54
	Year ended 10/31/2011	50.05	1.87	(.49)	1.38
	Year ended 10/31/2010	46.41	1.77	3.81	5.58
	Year ended 10/31/2009	42.26	1.83	4.40	6.23
Class B:	Six months ended 4/30/2014[5,6]	58.33	1.40	1.56	2.96
	Year ended 10/31/2013	52.79	1.42	5.90	7.32
	Year ended 10/31/2012	49.36	1.50	3.66	5.16
	Year ended 10/31/2011	50.04	1.48	(.48)	1.00
	Year ended 10/31/2010	46.39	1.41	3.80	5.21
	Year ended 10/31/2009	42.26	1.51	4.40	5.91
Class C:	Six months ended 4/30/2014[5,6]	58.25	1.40	1.54	2.94
	Year ended 10/31/2013	52.75	1.40	5.88	7.28
	Year ended 10/31/2012	49.34	1.47	3.66	5.13
	Year ended 10/31/2011	50.03	1.46	(.48)	.98
	Year ended 10/31/2010	46.39	1.38	3.80	5.18
	Year ended 10/31/2009	42.26	1.50	4.40	5.90
Class F-1:	Six months ended 4/30/2014[5,6]	58.25	1.63	1.52	3.15
	Year ended 10/31/2013	52.75	1.82	5.88	7.70
	Year ended 10/31/2012	49.35	1.86	3.66	5.52
	Year ended 10/31/2011	50.05	1.85	(.48)	1.37
	Year ended 10/31/2010	46.41	1.76	3.80	5.56
	Year ended 10/31/2009	42.26	1.84	4.39	6.23
Class F-2:	Six months ended 4/30/2014[5,6]	58.23	1.72	1.51	3.23
	Year ended 10/31/2013	52.73	1.94	5.89	7.83
	Year ended 10/31/2012	49.32	1.98	3.67	5.65
	Year ended 10/31/2011	50.04	1.98	(.51)	1.47
	Year ended 10/31/2010	46.40	1.88	3.80	5.68
	Year ended 10/31/2009	42.26	1.78	4.54	6.32
Class 529-A:	Six months ended 4/30/2014[5,6]	58.23	1.61	1.54	3.15
	Year ended 10/31/2013	52.74	1.80	5.87	7.67
	Year ended 10/31/2012	49.33	1.83	3.67	5.50
	Year ended 10/31/2011	50.04	1.84	(.50)	1.34
	Year ended 10/31/2010	46.40	1.75	3.80	5.55
	Year ended 10/31/2009	42.26	1.81	4.39	6.20

30	Capital Income Builder

Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,4]		Ratio of net income to average net assets[2,4]
$(1.41)	$60.02	5.57%	$68,698	.66%[7]		.66%[7]		5.68%[7]
(2.23)	58.25	14.99	65,602	.61		.61		3.35
(2.13)	52.75	11.48	58,027	.63		.63		3.68
(2.09)	49.34	2.79	55,237	.61		.61		3.73
(1.94)	50.05	12.33	58,471	.62		.62		3.74
(2.08)	46.41	15.44	56,648	.66		.66		4.40
(1.18)	60.11	5.19	1,037	1.41	[7]	1.41	[7]	4.84	[7]
(1.78)	58.33	14.12	1,207	1.37		1.37		2.59
(1.73)	52.79	10.64	1,613	1.38		1.38		2.94
(1.68)	49.36	2.02	2,106	1.38		1.38		2.94
(1.56)	50.04	11.47	3,068	1.39		1.39		2.97
(1.78)	46.39	14.57	3,520	1.44		1.43		3.64
(1.17)	60.02	5.15	7,126	1.46	[7]	1.46	[7]	4.86	[7]
(1.78)	58.25	14.06	7,159	1.41		1.41		2.55
(1.72)	52.75	10.60	6,970	1.43		1.43		2.89
(1.67)	49.34	1.98	7,187	1.43		1.43		2.91
(1.54)	50.03	11.41	8,196	1.44		1.44		2.92
(1.77)	46.39	14.54	8,323	1.47		1.47		3.59
(1.39)	60.01	5.53	4,610	.72	[7]	.72	[7]	5.67	[7]
(2.20)	58.25	14.93	4,065	.67		.67		3.30
(2.12)	52.75	11.44	3,106	.66		.66		3.65
(2.07)	49.35	2.78	2,731	.65		.65		3.69
(1.92)	50.05	12.31	3,034	.64		.64		3.72
(2.08)	46.41	15.43	3,142	.66		.66		4.43
(1.46)	60.00	5.68	2,544	.47	[7]	.47	[7]	5.97	[7]
(2.33)	58.23	15.21	2,213	.41		.41		3.52
(2.24)	52.73	11.71	2,132	.41		.41		3.88
(2.19)	49.32	3.01	1,492	.41		.41		3.94
(2.04)	50.04	12.58	1,239	.40		.40		3.97
(2.18)	46.40	15.68	979	.42		.41		4.09
(1.38)	60.00	5.53	2,189	.76	[7]	.76	[7]	5.59	[7]
(2.18)	58.23	14.86	2,063	.70		.70		3.26
(2.09)	52.74	11.39	1,805	.72		.72		3.59
(2.05)	49.33	2.72	1,598	.69		.69		3.66
(1.91)	50.04	12.26	1,476	.68		.68		3.69
(2.06)	46.40	15.36	1,221	.71		.71		4.34

See page 35 for footnotes.

Capital Income Builder	31

Financial highlights (continued)

			Income from investment operations[1]
		Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:	Six months ended 4/30/2014[5,6]	$58.29	$1.36	$1.56	$2.92
	Year ended 10/31/2013	52.76	1.36	5.89	7.25
	Year ended 10/31/2012	49.34	1.43	3.66	5.09
	Year ended 10/31/2011	50.03	1.43	(.49)	.94
	Year ended 10/31/2010	46.38	1.36	3.81	5.17
	Year ended 10/31/2009	42.26	1.47	4.40	5.87
Class 529-C:	Six months ended 4/30/2014[5,6]	58.20	1.38	1.54	2.92
	Year ended 10/31/2013	52.71	1.37	5.87	7.24
	Year ended 10/31/2012	49.31	1.43	3.66	5.09
	Year ended 10/31/2011	50.01	1.44	(.49)	.95
	Year ended 10/31/2010	46.38	1.37	3.79	5.16
	Year ended 10/31/2009	42.26	1.47	4.41	5.88
Class 529-E:	Six months ended 4/30/2014[5,6]	58.23	1.54	1.53	3.07
	Year ended 10/31/2013	52.73	1.66	5.89	7.55
	Year ended 10/31/2012	49.33	1.71	3.65	5.36
	Year ended 10/31/2011	50.04	1.70	(.50)	1.20
	Year ended 10/31/2010	46.40	1.61	3.80	5.41
	Year ended 10/31/2009	42.26	1.68	4.41	6.09
Class 529-F-1:	Six months ended 4/30/2014[5,6]	58.25	1.69	1.51	3.20
	Year ended 10/31/2013	52.75	1.92	5.88	7.80
	Year ended 10/31/2012	49.34	1.94	3.67	5.61
	Year ended 10/31/2011	50.05	1.94	(.49)	1.45
	Year ended 10/31/2010	46.41	1.85	3.80	5.65
	Year ended 10/31/2009	42.26	1.90	4.39	6.29
Class R-1:	Six months ended 4/30/2014[5,6]	58.22	1.40	1.54	2.94
	Year ended 10/31/2013	52.72	1.41	5.88	7.29
	Year ended 10/31/2012	49.31	1.48	3.66	5.14
	Year ended 10/31/2011	50.02	1.47	(.50)	.97
	Year ended 10/31/2010	46.38	1.40	3.80	5.20
	Year ended 10/31/2009	42.26	1.50	4.41	5.91
Class R-2:	Six months ended 4/30/2014[5,6]	58.22	1.41	1.53	2.94
	Year ended 10/31/2013	52.72	1.43	5.88	7.31
	Year ended 10/31/2012	49.32	1.47	3.66	5.13
	Year ended 10/31/2011	50.02	1.47	(.49)	.98
	Year ended 10/31/2010	46.38	1.38	3.80	5.18
	Year ended 10/31/2009	42.26	1.45	4.41	5.86

32	Capital Income Builder

Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,4]		Ratio of net income to average net assets[2,4]
$(1.14)	$60.07	5.10%	$65	1.54%[7]		1.54%[7]		4.71%[7]
(1.72)	58.29	13.99	74	1.49		1.49		2.47
(1.67)	52.76	10.50	92	1.51		1.51		2.82
(1.63)	49.34	1.90	110	1.49		1.49		2.84
(1.52)	50.03	11.39	142	1.48		1.48		2.88
(1.75)	46.38	14.47	147	1.53		1.52		3.53
(1.16)	59.96	5.10	717	1.53	[7]	1.53	[7]	4.81	[7]
(1.75)	58.20	13.99	682	1.48		1.48		2.48
(1.69)	52.71	10.52	611	1.50		1.50		2.81
(1.65)	49.31	1.93	558	1.48		1.48		2.86
(1.53)	50.01	11.36	533	1.48		1.48		2.90
(1.76)	46.38	14.48	460	1.52		1.52		3.53
(1.31)	59.99	5.38	93	.99	[7]	.99	[7]	5.36	[7]
(2.05)	58.23	14.62	88	.94		.94		3.02
(1.96)	52.73	11.10	77	.96		.96		3.35
(1.91)	49.33	2.44	69	.96		.96		3.39
(1.77)	50.04	11.94	66	.97		.97		3.40
(1.95)	46.40	15.05	56	1.01		1.01		4.04
(1.44)	60.01	5.62	68	.53	[7]	.53	[7]	5.85	[7]
(2.30)	58.25	15.14	63	.48		.48		3.48
(2.20)	52.75	11.63	54	.50		.50		3.81
(2.16)	49.34	2.95	47	.48		.48		3.87
(2.01)	50.05	12.50	42	.47		.47		3.91
(2.14)	46.41	15.60	33	.51		.51		4.55
(1.17)	59.99	5.15	153	1.45	[7]	1.45	[7]	4.87	[7]
(1.79)	58.22	14.08	150	1.40		1.40		2.55
(1.73)	52.72	10.63	151	1.41		1.41		2.90
(1.68)	49.31	1.96	145	1.41		1.41		2.93
(1.56)	50.02	11.45	154	1.42		1.42		2.96
(1.79)	46.38	14.55	125	1.45		1.45		3.59
(1.18)	59.98	5.14	761	1.44	[7]	1.44	[7]	4.88	[7]
(1.81)	58.22	14.13	759	1.37		1.37		2.60
(1.73)	52.72	10.60	720	1.41		1.41		2.90
(1.68)	49.32	1.98	687	1.42		1.42		2.92
(1.54)	50.02	11.40	702	1.45		1.45		2.92
(1.74)	46.38	14.44	633	1.56		1.55		3.48

See page 35 for footnotes.

Capital Income Builder	33

Financial highlights (continued)

			Income from investment operations[1]
		Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-3:	Six months ended 4/30/2014[5,6]	$58.23	$1.53	$1.54	$3.07
	Year ended 10/31/2013	52.74	1.65	5.87	7.52
	Year ended 10/31/2012	49.33	1.69	3.67	5.36
	Year ended 10/31/2011	50.04	1.69	(.50)	1.19
	Year ended 10/31/2010	46.40	1.60	3.80	5.40
	Year ended 10/31/2009	42.26	1.68	4.41	6.09
Class R-4:	Six months ended 4/30/2014[5,6]	58.24	1.63	1.52	3.15
	Year ended 10/31/2013	52.74	1.82	5.89	7.71
	Year ended 10/31/2012	49.33	1.86	3.66	5.52
	Year ended 10/31/2011	50.04	1.85	(.50)	1.35
	Year ended 10/31/2010	46.40	1.75	3.80	5.55
	Year ended 10/31/2009	42.26	1.81	4.40	6.21
Class R-5:	Six months ended 4/30/2014[5,6]	58.27	1.71	1.54	3.25
	Year ended 10/31/2013	52.77	2.00	5.87	7.87
	Year ended 10/31/2012	49.35	2.01	3.67	5.68
	Year ended 10/31/2011	50.06	2.00	(.50)	1.50
	Year ended 10/31/2010	46.42	1.90	3.79	5.69
	Year ended 10/31/2009	42.26	1.97	4.36	6.33
Class R-6:	Six months ended 4/30/2014[5,6]	58.26	1.75	1.50	3.25
	Year ended 10/31/2013	52.76	2.04	5.86	7.90
	Year ended 10/31/2012	49.35	2.02	3.68	5.70
	Year ended 10/31/2011	50.06	2.04	(.51)	1.53
	Year ended 10/31/2010	46.42	1.93	3.78	5.71
	Six months ended 10/31/2009[5,8]	39.83	1.00	6.55	7.55

	Six months ended	Year ended October 31
	April 30, 2014[5,6]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	28%	69%	68%	47%	42%	43%

34	Capital Income Builder

Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,4]		Ratio of net income to average net assets[2,4]
$(1.30)	$60.00	5.38%	$1,036	1.02%[7]		1.02%[7]		5.30%[7]
(2.03)	58.23	14.57	1,011	.97		.97		3.00
(1.95)	52.74	11.10	953	.98		.98		3.33
(1.90)	49.33	2.42	885	.97		.97		3.37
(1.76)	50.04	11.92	907	.98		.98		3.38
(1.95)	46.40	15.04	801	1.02		1.02		4.03
(1.39)	60.00	5.53	561	.71	[7]	.71	[7]	5.64	[7]
(2.21)	58.24	14.95	530	.65		.65		3.31
(2.11)	52.74	11.46	452	.66		.66		3.65
(2.06)	49.33	2.74	391	.66		.66		3.68
(1.91)	50.04	12.27	386	.67		.67		3.70
(2.07)	46.40	15.39	347	.70		.69		4.32
(1.48)	60.04	5.71	497	.40	[7]	.40	[7]	5.94	[7]
(2.37)	58.27	15.28	473	.35		.35		3.62
(2.26)	52.77	11.79	449	.36		.36		3.94
(2.21)	49.35	3.05	393	.37		.37		3.98
(2.05)	50.06	12.60	446	.37		.37		4.00
(2.17)	46.42	15.72	376	.40		.40		4.83
(1.49)	60.02	5.71	3,757	.36	[7]	.36	[7]	6.09	[7]
(2.40)	58.26	15.35	2,963	.30		.30		3.69
(2.29)	52.76	11.83	1,039	.32		.32		3.96
(2.24)	49.35	3.11	668	.32		.32		4.06
(2.07)	50.06	12.66	502	.32		.32		4.08
(.96)	46.42	19.10	318	.36	[7]	.36	[7]	4.53	[7]

[1]	Based on average shares outstanding.
[2]	For the period ended April 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share would have been lower by $.71; the Class A ratio of expenses to average net assets before and after waivers would have been lower by 6 basis points; and the Class A ratio of net income to average net assets would have been lower by 2.39 percentage points. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.
[8]	Class R-6 shares were offered beginning May 1, 2009.

See Notes to Financial Statements

Capital Income Builder®

Investment portfolio

October 31, 2013

Common stocks 80.70%
		Value
Consumer staples 11.89%	Shares	(000)

Philip Morris International Inc.	32,765,000	$ 2,920,017
Altria Group, Inc.	70,565,875	2,627,168
Reynolds American Inc.	15,165,000	779,026
British American Tobacco PLC	13,329,337	734,351
Lorillard, Inc.	13,552,312	691,303
Nestlé SA	7,842,599	566,143
Kraft Foods Group, Inc.	8,782,666	477,601
Diageo PLC	10,670,000	339,941
PepsiCo, Inc.	2,862,000	240,666
Kimberly-Clark Corp.	2,000,000	216,000
Procter & Gamble Co.	2,442,600	197,240
ConAgra Foods, Inc.	5,260,000	167,321
Kellogg Co.	2,136,000	135,102
Coca-Cola Co.	2,984,800	118,109
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	3,166,600	117,797
Treasury Wine Estates Ltd.	25,637,502	113,887
Orkla AS	7,870,000	63,787
Imperial Tobacco Group PLC	947,396	35,379
Philip Morris CR as	42,500	24,120
Orior AG1	385,000	21,640
Convenience Retail Asia Ltd.	11,244,000	7,831
		10,594,429
Financials 10.84%

HSBC Holdings PLC (Hong Kong)	75,139,655	828,155
HSBC Holdings PLC (United Kingdom)	45,949,535	502,540
Sampo Oyj, Class A	16,214,801	768,126
HCP, Inc.	17,293,500	717,680
Prudential PLC	32,251,969	661,407
Principal Financial Group, Inc.	8,131,600	385,926
Digital Realty Trust, Inc.[1]	7,658,400	364,999
Public Storage	2,150,000	358,986
JPMorgan Chase & Co.	6,449,000	332,381
Westpac Banking Corp.	10,176,077	329,798
Link Real Estate Investment Trust	65,280,000	329,221
Starwood Property Trust, Inc.[1]	12,437,000	319,507
Aviva PLC	36,303,000	261,413
Credit Suisse Group AG	8,141,868	253,315
BNP Paribas SA	3,369,373	249,508
Royal Bank of Canada	3,484,511	234,005
Bank of Nova Scotia	3,847,200	233,898
CME Group Inc., Class A	3,000,000	222,630
New York Community Bancorp, Inc.	10,662,000	172,831
Sun Life Financial Inc.	5,073,000	170,876
Common stocks
		Value
Financials (continued)	Shares	(000)

Arthur J. Gallagher & Co.	3,394,089	$ 161,050
Industrial and Commercial Bank of China Ltd., Class H	225,656,260	158,044
Old Republic International Corp.	9,176,200	154,068
Ascendas Real Estate Investment Trust	79,480,000	151,640
CapitaCommercial Trust	107,567,300	127,726
Bank of China Ltd., Class H	265,642,000	124,375
Barclays PLC	27,428,917	115,930
Westfield Group, units	8,803,474	90,029
NYSE Euronext	2,004,590	88,242
China Construction Bank Corp., Class H	104,471,360	81,119
Sunway Real Estate Investment Trust[1]	162,555,200	68,514
BM&FBOVESPA SA, ordinary nominative	11,900,000	67,091
Keppel REIT	63,594,700	61,946
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1]	145,255,000	61,602
Hang Seng Bank Ltd.	3,560,000	59,234
Sun Hung Kai Properties Ltd.	3,859,000	50,571
CapitaMall Trust	26,682,210	43,389
Champion Real Estate Investment Trust	92,611,638	41,331
Cache Logistics Trust[1]	41,000,000	39,442
Equity Residential, shares of beneficial interest	750,500	39,296
Westfield Retail Trust, units	10,199,334	29,787
Fannie Mae[2]	12,458,206	29,152
CDL Hospitality Trusts, units	19,078,500	25,572
Ascott Residence Trust	23,302,000	24,574
Société Générale	376,945	21,403
Frasers Centrepoint Trust	11,250,000	16,800
Parkway Life Real Estate Investment Trust	8,300,000	16,237
United Bankshares, Inc.	500,000	14,790
WMI Holdings Corp.[2]	1,517,279	1,669
		9,661,825
Telecommunication services 10.84%

Vodafone Group PLC	534,061,000	1,922,424
Vodafone Group PLC (ADR)	1,860,000	68,485
Verizon Communications Inc.	31,545,100	1,593,343
AT&T Inc.	38,578,230	1,396,532
Singapore Telecommunications Ltd.	416,118,500	1,266,244
CenturyLink, Inc.[1]	32,243,235	1,091,756
TeliaSonera AB	76,361,277	632,803
OJSC Mobile TeleSystems (ADR)	12,833,954	292,614
Taiwan Mobile Co., Ltd.	59,160,000	202,372
Advanced Info Service PCL	24,369,600	199,655
TDC A/S	21,495,244	194,086
Belgacom SA	5,030,800	137,738
Türk Telekomünikasyon AS, Class D	33,782,000	116,767
OJSC MegaFon (GDR)[3]	3,000,000	108,900
MTN Group Ltd.	5,156,000	102,486
Ziggo NV	1,929,672	82,805
Hutchison Telecommunications Hong Kong Holdings Ltd.	177,576,000	77,874
Telefónica Czech Republic, AS	4,381,917	71,481
Orange	3,055,000	41,936
Philippine Long Distance Telephone Co.	502,130	33,351
BCE Inc.	495,000	21,540
		9,655,192
Common stocks
		Value
Utilities 9.84%	Shares	(000)

National Grid PLC	145,365,495	$ 1,828,505
SSE PLC[1]	57,134,900	1,297,199
Dominion Resources, Inc.	13,566,980	864,895
Power Assets Holdings Ltd.	56,772,000	473,039
EDP — Energias de Portugal, SA	103,776,317	382,127
GDF SUEZ	15,289,553	380,727
FirstEnergy Corp.	9,989,000	378,283
Exelon Corp.	13,235,000	377,727
Southern Co.	8,400,000	343,644
Fortum Oyj	14,381,679	320,238
Duke Energy Corp.	4,335,269	310,969
PG&E Corp.	5,930,000	248,170
DTE Energy Co.	3,216,200	222,368
Public Service Enterprise Group Inc.	6,027,600	201,925
PT Perusahaan Gas Negara (Persero) Tbk	387,800,000	175,452
NextEra Energy, Inc.	2,000,000	169,500
Xcel Energy Inc.	5,516,000	159,192
Ratchaburi Electricity Generating Holding PCL[1]	93,154,500	151,142
Glow Energy PCL	57,648,000	134,744
PPL Corp.	2,740,500	83,942
Centrica PLC	12,900,000	73,097
CEZ, a s	2,068,722	59,546
Cia. Energética de Minas Gerais — CEMIG, preferred nominative (ADR)	6,446,832	57,828
Entergy Corp.	752,500	48,702
Ameren Corp.	429,120	15,526
Electricity Generating PCL	1,373,400	5,648
		8,764,135
Health care 9.38%

Novartis AG	27,201,000	2,111,986
AbbVie Inc.	37,138,000	1,799,336
GlaxoSmithKline PLC	49,349,000	1,300,439
Amgen Inc.	9,890,000	1,147,240
Bristol-Myers Squibb Co.	8,000,000	420,160
Pfizer Inc.	9,950,000	305,266
Johnson & Johnson	3,000,000	277,830
Sonic Healthcare Ltd.	15,372,157	234,498
Bayer AG	1,864,000	231,674
Merck & Co., Inc.	3,936,000	177,474
Orion Oyj, Class B	6,439,699	173,034
Roche Holding AG	593,200	164,228
Oriola-KD Oyj, Class B	4,205,677	13,647
		8,356,812
Industrials 6.28%

Lockheed Martin Corp.	7,018,500	935,847
General Electric Co.	34,405,000	899,347
Waste Management, Inc.	10,080,300	438,896
VINCI SA	5,425,113	348,004
Singapore Technologies Engineering Ltd	91,974,000	312,454
KONE Oyj, Class B	3,161,000	278,755
BAE Systems PLC	32,981,335	240,456
Hutchison Port Holdings Trust	304,273,000	222,119
COSCO Pacific Ltd.	144,271,550	210,276
Common stocks
		Value
Industrials (continued)	Shares	(000)

China Merchants Holdings (International) Co., Ltd.	51,683,366	$ 183,322
R.R. Donnelley & Sons Co.[1]	9,616,944	178,587
Schneider Electric SA	2,074,000	174,731
Emerson Electric Co.	2,480,000	166,086
Sydney Airport, units	37,609,030	148,938
Andritz AG	1,919,000	118,212
BTS Rail Mass Transit Growth Infrastructure Fund[1]	367,453,100	113,925
Go-Ahead Group PLC[1]	2,725,000	73,491
Uponor Oyj	3,654,768	72,201
SATS Ltd.	24,526,000	67,130
Securitas AB, Class B	5,873,565	67,074
Geberit AG	171,319	51,225
Hays PLC	24,491,972	48,892
BELIMO Holding AG	18,215	46,975
United Parcel Service, Inc., Class B	440,000	43,226
SMRT Corp. Ltd.	40,907,000	42,810
SIA Engineering Co. Ltd.	8,617,000	35,031
Hopewell Highway Infrastructure Ltd.	58,999,430	29,070
United Technologies Corp.	242,000	25,712
Steelcase Inc., Class A	1,317,000	21,586
		5,594,378
Energy 5.06%

BP PLC	154,853,000	1,198,502
Kinder Morgan, Inc.	24,210,873	854,886
Royal Dutch Shell PLC, Class B	21,676,500	750,558
Eni SpA	25,877,000	655,258
ConocoPhillips	7,985,100	585,308
Chevron Corp.	1,158,000	138,914
Husky Energy Inc.	3,650,800	103,783
Spectra Energy Corp	2,783,220	98,999
OJSC Gazprom (ADR)	10,490,000	98,187
Kværner ASA[1]	17,485,000	28,490
		4,512,885
Consumer discretionary 4.11%

Darden Restaurants, Inc.[1]	8,429,000	434,346
Daimler AG	4,802,400	394,097
William Hill PLC[1]	56,291,818	361,846
SJM Holdings Ltd.	77,544,000	250,545
Li & Fung Ltd.	164,598,000	232,683
RTL Group SA, non-registered shares	1,747,265	189,788
Greene King PLC[1]	14,073,299	186,162
Garmin Ltd.	3,923,672	183,432
Ladbrokes PLC[1]	59,622,507	182,689
British Sky Broadcasting Group PLC	11,549,000	173,603
Home Depot, Inc.	2,065,000	160,843
Mattel, Inc.	3,500,000	155,295
Kingfisher PLC	25,035,600	151,536
Genuine Parts Co.	1,160,000	91,444
SES SA, Class A (FDR)	2,307,000	67,157
H & M Hennes & Mauritz AB, Class B	1,523,000	65,808
Matas A/S1,2	2,438,000	61,468
Stella International Holdings Ltd.	23,920,000	58,929
Leggett & Platt, Inc.	1,765,800	52,515
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Marston’s PLC	20,448,705	$ 49,837
Ekornes ASA[1]	1,990,851	32,439
Headlam Group PLC	3,808,547	24,213
mobilezone holding ag, non-registered shares[1]	2,325,000	24,087
Marks and Spencer Group PLC	2,880,000	23,251
Bijou Brigitte modische Accessoires AG	210,603	22,218
Delticom AG	392,665	20,723
Darty PLC	7,266,600	9,612
Revel AC, Inc.[2,4,5]	41,667	355
		3,660,921
Information technology 3.83%

Microsoft Corp.	20,675,000	730,861
Texas Instruments Inc.	16,855,000	709,258
Delta Electronics, Inc.	84,649,233	439,388
Quanta Computer Inc.	139,758,660	331,564
Maxim Integrated Products, Inc.	8,512,700	252,827
Siliconware Precision Industries Co., Ltd.[1]	202,563,300	246,141
Intel Corp.	7,800,000	190,554
Analog Devices, Inc.	3,451,200	170,144
Playtech PLC	10,202,254	120,479
Playtech PLC[3]	2,300,000	27,161
VTech Holdings Ltd.	6,688,200	96,014
Moneysupermarket.com Group PLC[1]	34,915,401	85,879
Neopost SA	211,489	16,012
		3,416,282
Materials 3.69%

Dow Chemical Co.	15,294,000	603,654
Rio Tinto PLC	8,851,000	448,174
Amcor Ltd.	42,943,530	439,975
BASF SE	3,340,000	347,508
CRH PLC	12,528,309	304,485
Koninklijke DSM NV	3,271,000	247,774
RPM International, Inc.	6,000,000	232,320
Air Products and Chemicals, Inc.	2,100,000	228,921
E.I. du Pont de Nemours and Co.	3,000,000	183,600
Fletcher Building Ltd.	21,176,596	174,744
Akzo Nobel NV	600,000	43,633
Israel Chemicals Ltd.	4,542,325	37,588
		3,292,376
Miscellaneous 4.94%

Other common stocks in initial period of acquisition		4,400,152
Total common stocks (cost: $57,844,565,000)		71,909,387
Preferred stocks 0.08%

Utilities 0.02%

Southern Co. 5.625%	800,000	18,475
Preferred stocks
		Value
Financials 0.02%	Shares	(000)

Citigroup Inc., Series K, depositary shares[2]	332,000	$ 8,238
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,468
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	166,850	3,817
		17,523
Government and government agency obligations 0.01%

CoBank, ACB, Class E, noncumulative[3]	13,000	8,776
Miscellaneous 0.03%

Other preferred stocks in initial period of acquisition		22,540
Total preferred stocks (cost: $73,499,000)		67,314
Convertible securities 0.11%

Financials 0.03%

Bank of America Corp., Series L, 7.25% convertible preferred	18,000	19,395
Fannie Mae 5.375% convertible preferred 2032[2]	240	5,220
		24,615
Consumer staples 0.02%

Universal Corp. 6.75% convertible preferred	16,000	19,764
Industrials 0.02%

United Continental Holdings, Inc. 6.00% convertible preferred 2030	347,000	15,839
Miscellaneous 0.04%

Other convertible securities in initial period of acquisition		33,918
Total convertible securities (cost: $93,964,000)		94,136
Bonds, notes & other debt instruments 15.97%
	Principal amount
Mortgage-backed obligations[6] 3.62%	(000)

Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	$1,563	1,642
Fannie Mae 4.50% 2019	4,606	4,886
Fannie Mae 5.50% 2019	557	588
Fannie Mae 3.50% 2020	34,353	36,344
Fannie Mae 4.50% 2020	1,678	1,780
Fannie Mae 5.50% 2020	1,545	1,641
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	7,037	7,390
Fannie Mae 6.00% 2021	1,787	1,975
Fannie Mae 5.00% 2023	3,116	3,368
Fannie Mae 4.00% 2024	5,671	6,020
Fannie Mae 4.50% 2024	16,679	17,767
Fannie Mae 4.50% 2024	4,665	4,969
Fannie Mae 6.00% 2024	4,894	5,385
Fannie Mae 6.00% 2024	44	50
Fannie Mae 6.00% 2026	19,396	21,337
Fannie Mae 6.00% 2026	1,779	1,954
Fannie Mae 2.50% 2027	111,929	113,189
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[6] (continued)	(000)	(000)

Fannie Mae 2.50% 2027	$28,909	$29,235
Fannie Mae 2.50% 2027	19,323	19,540
Fannie Mae 2.50% 2027	9,847	9,964
Fannie Mae 2.50% 2027	9,683	9,797
Fannie Mae 2.50% 2027	6,075	6,147
Fannie Mae 2.50% 2027	4,356	4,408
Fannie Mae 2.50% 2027	4,313	4,365
Fannie Mae 2.50% 2027	4,299	4,350
Fannie Mae 2.50% 2027	4,266	4,316
Fannie Mae 2.50% 2027	1,008	1,019
Fannie Mae 6.00% 2027	30,713	33,747
Fannie Mae 2.50% 2028	44,720	45,223
Fannie Mae 6.00% 2028	1,268	1,396
Fannie Mae 6.00% 2028	816	898
Fannie Mae 6.00% 2028	707	779
Fannie Mae 6.00% 2028	693	763
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,109	1,236
Fannie Mae 5.50% 2033	888	973
Fannie Mae 5.00% 2035	1,526	1,661
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	5,704	6,379
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	4,456	4,247
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	3,516	3,325
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	845	790
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	623	577
Fannie Mae, Series 2006-65, Class PF, 0.45% 2036[7]	4,250	4,255
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	7,710	8,491
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	28,143	31,309
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	17,630	19,630
Fannie Mae 6.00% 2036	15,752	17,350
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	13,312	14,845
Fannie Mae 6.00% 2036	11,119	12,248
Fannie Mae 6.00% 2036	8,151	8,929
Fannie Mae 6.00% 2036	7,351	8,097
Fannie Mae 6.00% 2036	2,709	2,984
Fannie Mae 7.00% 2036	226	250
Fannie Mae 7.50% 2036	206	236
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	32,836	35,930
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	16,694	18,287
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	6,500	7,110
Fannie Mae 5.50% 2037	868	950
Fannie Mae 6.00% 2037	2,368	2,591
Fannie Mae 6.50% 2037	4,913	5,442
Fannie Mae 6.50% 2037	758	839
Fannie Mae 6.50% 2037	588	651
Fannie Mae 6.50% 2037	184	203
Fannie Mae 7.00% 2037	9,518	10,896
Fannie Mae 7.00% 2037	714	785
Fannie Mae 7.50% 2037	1,342	1,536
Fannie Mae 7.50% 2037	419	480
Fannie Mae 7.50% 2037	419	479
Fannie Mae 7.50% 2037	363	416
Fannie Mae 7.50% 2037	118	136
Fannie Mae 2.586% 2038[7]	5,414	5,739
Fannie Mae 3.00% 2038	29,420	29,235
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[6] (continued)	(000)	(000)

Fannie Mae 3.00% 2038	$ 17,823	$ 17,622
Fannie Mae 3.00% 2038	8,941	8,885
Fannie Mae 5.198% 2038[7]	3,597	3,909
Fannie Mae 5.337% 2038[7]	460	500
Fannie Mae 5.50% 2038	8,607	9,394
Fannie Mae 5.50% 2038	6,595	7,198
Fannie Mae 5.50% 2038	3,424	3,737
Fannie Mae 5.50% 2038	1,811	1,977
Fannie Mae 5.50% 2038	886	966
Fannie Mae 6.00% 2038	4,450	4,868
Fannie Mae 7.00% 2038	235	267
Fannie Mae 3.499% 2039[7]	5,121	5,376
Fannie Mae 3.614% 2039[7]	2,828	2,995
Fannie Mae 3.657% 2039[7]	5,520	5,880
Fannie Mae 3.716% 2039[7]	1,536	1,621
Fannie Mae 3.732% 2039[7]	2,085	2,215
Fannie Mae 3.784% 2039[7]	2,722	2,897
Fannie Mae 3.794% 2039[7]	3,233	3,414
Fannie Mae 3.928% 2039[7]	4,729	4,989
Fannie Mae 3.935% 2039[7]	2,614	2,757
Fannie Mae 3.939% 2039[7]	1,209	1,285
Fannie Mae 3.961% 2039[7]	4,057	4,287
Fannie Mae 3.987% 2039[7]	873	926
Fannie Mae 5.50% 2039	842	918
Fannie Mae 4.00% 2040	4,304	4,543
Fannie Mae 4.00% 2040	1,103	1,166
Fannie Mae 4.197% 2040[7]	4,080	4,319
Fannie Mae 4.401% 2040[7]	5,375	5,719
Fannie Mae 4.50% 2040	430	462
Fannie Mae 4.50% 2040	194	209
Fannie Mae 6.00% 2040	42,575	46,578
Fannie Mae 3.51% 2041[7]	1,994	2,089
Fannie Mae 3.771% 2041[7]	4,551	4,854
Fannie Mae 4.00% 2041	11,046	11,656
Fannie Mae 4.00% 2041	5,202	5,485
Fannie Mae 4.00% 2041	1,933	2,042
Fannie Mae 4.00% 2041	1,135	1,200
Fannie Mae 4.00% 2041	917	969
Fannie Mae 4.00% 2041	644	681
Fannie Mae 4.50% 2041	1,317	1,415
Fannie Mae 5.00% 2041	25,465	27,850
Fannie Mae 5.00% 2041	5,208	5,709
Fannie Mae 5.00% 2041	4,848	5,314
Fannie Mae 5.00% 2041	3,939	4,327
Fannie Mae 6.00% 2041	24,137	26,542
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	159	180
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	135	160
Fannie Mae 3.00% 2042	47,627	47,105
Fannie Mae 3.00% 2042	38,065	37,644
Fannie Mae 3.50% 2042	45,479	46,701
Fannie Mae 3.50% 2042	19,772	20,328
Fannie Mae 4.00% 2042	341,804	360,990
Fannie Mae 4.00% 2042	44,395	46,869
Fannie Mae 4.00% 2042	27,557	29,109
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[6] (continued)	(000)	(000)

Fannie Mae 4.00% 2042	$ 18,400	$ 19,428
Fannie Mae 4.00% 2042	9,758	10,311
Fannie Mae 4.00% 2042	6,879	7,264
Fannie Mae 4.00% 2042	5,166	5,456
Fannie Mae 4.00% 2042	4,030	4,254
Fannie Mae 4.00% 2042	3,152	3,330
Fannie Mae 3.00% 2043	34,401	34,038
Fannie Mae 3.00% 2043	19,609	19,041
Fannie Mae 4.00% 2043	36,949	39,011
Fannie Mae 4.00% 2043	29,896	31,596
Fannie Mae 4.00% 2043	24,469	25,891
Fannie Mae 4.00% 2043	14,969	15,685
Fannie Mae 4.00% 2043	13,000	13,697
Fannie Mae 4.00% 2043	4,228	4,420
Fannie Mae 4.00% 2043	3,109	3,250
Fannie Mae 4.00% 2043	630	659
Fannie Mae 4.50% 2043	167,722	179,593
Fannie Mae 4.50% 2043	15,061	16,199
Fannie Mae 4.50% 2043	12,378	13,314
Fannie Mae 4.50% 2043	4,543	4,886
Fannie Mae 6.00% 2043	20,500	22,453
Fannie Mae 7.00% 2047	527	597
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,669
Freddie Mac 5.50% 2019	1,940	2,058
Freddie Mac, Series 2642, Class BL, 3.50% 2023	1,466	1,521
Freddie Mac, Series 2626, Class NG, 3.50% 2023	404	420
Freddie Mac 4.50% 2023	111	119
Freddie Mac 5.50% 2023	3,203	3,484
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,126	1,253
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	1,672	1,583
Freddie Mac 6.00% 2026	4,688	5,156
Freddie Mac 6.00% 2026	4,068	4,484
Freddie Mac 5.50% 2027	7,809	8,519
Freddie Mac 6.50% 2027	5,653	6,275
Freddie Mac 4.50% 2029	594	638
Freddie Mac 4.50% 2029	102	110
Freddie Mac, Series 2153, Class GG, 6.00% 2029	2,051	2,281
Freddie Mac, Series 2122, Class QM, 6.25% 2029	3,467	3,861
Freddie Mac 4.50% 2030	660	708
Freddie Mac 6.50% 2032	1,025	1,159
Freddie Mac, Series 3061, Class PN, 5.50% 2035	5,808	6,422
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	6,586	6,259
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	4,000	3,844
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	2,099	2,026
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	2,048	1,914
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	1,840	1,745
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	1,122	1,049
Freddie Mac, Series 3156, Class NG, 6.00% 2036	18,144	20,254
Freddie Mac 2.858% 2037[7]	3,855	4,125
Freddie Mac, Series 3286, Class JN, 5.50% 2037	9,716	10,639
Freddie Mac, Series 3271, Class OA, 6.00% 2037	14,059	15,585
Freddie Mac 2.396% 2038[7]	3,026	3,178
Freddie Mac 4.918% 2038[7]	1,846	1,958
Freddie Mac 5.00% 2038	3,584	3,877
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[6] (continued)	(000)	(000)

Freddie Mac 5.00% 2038	$ 814	$ 882
Freddie Mac 5.00% 2038	789	855
Freddie Mac 5.00% 2038	16	17
Freddie Mac 5.50% 2038	31,498	34,095
Freddie Mac 5.50% 2038	10,877	11,774
Freddie Mac 3.639% 2039[7]	1,378	1,465
Freddie Mac 5.00% 2039	29,435	31,808
Freddie Mac 5.50% 2039	36,192	39,177
Freddie Mac 5.50% 2039	3,636	3,936
Freddie Mac 6.00% 2040	363	396
Freddie Mac 4.50% 2041	41,547	44,466
Freddie Mac 4.50% 2041	1,950	2,087
Freddie Mac 4.50% 2041	1,272	1,362
Freddie Mac 4.50% 2041	1,248	1,336
Freddie Mac 4.50% 2041	1,192	1,275
Freddie Mac 4.50% 2041	1,127	1,206
Freddie Mac 4.50% 2041	105	113
Freddie Mac 5.00% 2041	1,866	2,038
Freddie Mac 5.00% 2041	790	862
Freddie Mac 5.50% 2041	17,948	19,429
Freddie Mac 3.00% 2042	65,616	64,580
Freddie Mac 3.00% 2042	52,606	51,776
Freddie Mac 3.00% 2042	4,180	4,114
Freddie Mac 4.50% 2042	1,285	1,377
Freddie Mac 4.50% 2042	1,071	1,144
Freddie Mac 4.00% 2043	4,787	5,019
Freddie Mac 4.00% 2043	4,280	4,486
Freddie Mac 4.00% 2043	3,110	3,261
Freddie Mac 4.00% 2043	2,518	2,641
Freddie Mac 4.00% 2043	2,346	2,459
Freddie Mac 4.00% 2043	1,955	2,050
Freddie Mac 4.00% 2043	1,052	1,103
Freddie Mac 4.00% 2043	906	950
Freddie Mac 4.00% 2043	673	705
Freddie Mac 4.00% 2043	653	684
Freddie Mac 4.00% 2043	566	593
Freddie Mac 4.50% 2043	13,828	14,941
Freddie Mac 4.50% 2043	4,955	5,304
Freddie Mac 6.50% 2047	823	902
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	4,193	4,018
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	3,135	2,858
Government National Mortgage Assn. 4.50% 2037	5,162	5,591
Government National Mortgage Assn. 6.00% 2039	11,216	12,538
Government National Mortgage Assn. 6.50% 2039	1,847	2,092
Government National Mortgage Assn. 3.50% 2040	565	588
Government National Mortgage Assn. 5.00% 2040	7,420	8,101
Government National Mortgage Assn. 5.50% 2040	12,602	14,090
Government National Mortgage Assn. 4.50% 2041	7,938	8,634
Government National Mortgage Assn. 5.00% 2041	10,656	11,620
Government National Mortgage Assn. 6.50% 2041	3,841	4,192
Government National Mortgage Assn. 3.50% 2043	36,000	37,378
Government National Mortgage Assn. 4.00% 2043	25,000	26,707
Government National Mortgage Assn. 4.50% 2043	50,000	54,183
Government National Mortgage Assn. 5.816% 2058	11,157	11,907
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[6] (continued)	(000)	(000)

Government National Mortgage Assn., Series 2003, 6.116% 2058	$ 1,112	$ 1,211
Government National Mortgage Assn. 6.172% 2058	678	734
Government National Mortgage Assn. 6.205% 2058	3,866	4,191
Government National Mortgage Assn. 6.22% 2058	1,436	1,538
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,252	2,267
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	5,000	5,259
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[7]	14,840	15,756
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.863% 2045[7]	40,508	44,486
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[3]	11,255	11,790
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3]	17,400	18,498
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	1,848	1,850
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% 2049	15,209	15,603
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.706% 2049[7]	9,597	10,772
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[7]	28,682	28,724
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.828% 2038[7]	14,240	15,668
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	12,530	13,899
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	2,885	3,285
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	374	407
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	245	265
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	291	313
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	5,010	5,013
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	32,645	35,657
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-M, 5.343% 2039	2,750	2,938
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.39% 2039[7]	6,623	6,756
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.614% 2049[7]	117	126
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[7]	25,000	27,227
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-M 5.204% 2049[7]	7,645	8,371
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3]	23,112	24,370
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.679% 2042[7]	20,105	21,818
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	1,290	1,398
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[3]	8,000	8,300
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[3]	12,500	13,407
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[7]	6,949	7,529
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.706% 2045[7]	4,332	4,426
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.559% 2049[7]	5,000	5,579
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.811% 2051[7]	3,640	4,029
Northern Rock PLC 5.625% 2017[3]	12,857	14,693
Northern Rock PLC 5.625% 2017	6,000	6,857
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	19,518	21,440
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	2,074	2,294
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[7]	8,300	8,798
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[7]	3,000	3,326
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.164% 2045[7]	5,335	6,130
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-M, 5.44% 2045	4,000	4,404
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-J, 5.48% 2045[7]	1,000	1,043
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	13,265	14,311
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.719% 2043[7]	928	1,024
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[7]	12,160	13,219
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.925% 2051[7]	2,500	2,801
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.31% 2045[7]	9,784	9,816
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	6,439	6,534
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	5,255	5,809
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.132% 2049[7]	5,000	5,585
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[7]	4,320	4,844
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[6] (continued)	(000)	(000)

Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A-4, 4.371% 2046	$ 2,619	$ 2,803
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class C, 5.107% 2046	968	1,006
GS Mortgage Securities Corp., Series 2013-GC14, Class A-5, 4.243% 2046	3,500	3,707
Commercial Mortgage Trust, Series 2013-LC13, Class A-5, 4.205% 2046	3,050	3,228
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040	2,164	2,409
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	1,581	1,749
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	1,361	1,500
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[3,7]	1,475	1,495
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 2.993% 2034[7]	1,252	1,272
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.746% 2034[7]	156	163
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	34	34
		3,227,312
U.S. Treasury bonds & notes 3.83%
U.S. Treasury 3.31%

U.S. Treasury 4.25% 2014	100,000	104,250
U.S. Treasury 2.125% 2015	50,000	51,481
U.S. Treasury 4.25% 2015[8]	75,000	80,327
U.S. Treasury 9.875% 2015	106,950	127,739
U.S. Treasury 10.625% 2015	7,500	8,886
U.S. Treasury 11.25% 2015	149,810	171,117
U.S. Treasury 0.625% 2016	99,750	100,015
U.S. Treasury 0.625% 2016	8,250	8,277
U.S. Treasury 0.875% 2016	123,000	124,144
U.S. Treasury 1.50% 2016	115,250	118,348
U.S. Treasury 1.75% 2016	10,000	10,330
U.S. Treasury 2.625% 2016	25,000	26,302
U.S. Treasury 3.25% 2016	50,000	53,671
U.S. Treasury 4.50% 2016	40,000	43,773
U.S. Treasury 7.50% 2016	190,000	229,336
U.S. Treasury 9.25% 2016	96,000	115,455
U.S. Treasury 0.75% 2017	36,500	36,368
U.S. Treasury 0.875% 2017	37,750	37,861
U.S. Treasury 1.00% 2017	55,000	55,451
U.S. Treasury 3.25% 2017	12,500	13,549
U.S. Treasury 4.50% 2017	100,000	112,875
U.S. Treasury 8.75% 2017	50,000	63,875
U.S. Treasury 8.875% 2017	135,850	176,335
U.S. Treasury 0.75% 2018	35,000	34,420
U.S. Treasury 1.00% 2018	20,000	19,841
U.S. Treasury 1.375% 2018	17,565	17,636
U.S. Treasury 1.375% 2018	10,000	10,074
U.S. Treasury 1.25% 2019	15,000	14,804
U.S. Treasury 8.125% 2019	43,440	59,363
U.S. Treasury 8.75% 2020	50,000	72,273
U.S. Treasury 8.75% 2020	30,000	43,078
U.S. Treasury 3.125% 2021	25,000	26,859
U.S. Treasury 3.625% 2021	10,000	11,114
U.S. Treasury 8.00% 2021	77,500	111,209
U.S. Treasury 8.125% 2021	25,000	35,922
U.S. Treasury 1.625% 2022	41,000	38,255
U.S. Treasury 1.75% 2023	21,250	19,833
U.S. Treasury 2.50% 2023	296,000	294,727
U.S. Treasury 6.25% 2023	25,000	33,238
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 7.125% 2023	$ 25,000	$ 34,903
U.S. Treasury 6.875% 2025	25,000	35,399
U.S. Treasury 6.25% 2030	11,250	15,726
U.S. Treasury 3.875% 2040	2,500	2,633
U.S. Treasury 2.75% 2042	16,250	13,589
U.S. Treasury 2.875% 2043	32,652	27,979
U.S. Treasury 3.125% 2043	5,000	4,524
U.S. Treasury 3.625% 2043	102,000	101,777
		2,948,941
U.S. Treasury inflation-protected securities[9] 0.52%

U.S. Treasury Inflation-Protected Security 2.00% 2014	91,812	93,922
U.S. Treasury Inflation-Protected Security 2.00% 2014	106,319	106,513
U.S. Treasury Inflation-Protected Security 0.50% 2015	91,729	93,632
U.S. Treasury Inflation-Protected Security 0.125% 2016	32,156	33,048
U.S. Treasury Inflation-Protected Security 0.375% 2023	65,321	65,273
U.S. Treasury Inflation-Protected Security 2.00% 2026	5,892	6,819
U.S. Treasury Inflation-Protected Security 0.625% 2043	79,342	65,699
		464,906
Total U.S. Treasury bonds & notes		3,413,847
Financials 1.47%

Wells Fargo & Co. 2.15% 2019	16,490	16,585
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[7]	71,606	81,094
JPMorgan Chase & Co. 1.625% 2018	3,000	2,949
JPMorgan Chase & Co. 6.30% 2019	7,500	8,896
JPMorgan Chase & Co. 4.625% 2021	5,000	5,426
JPMorgan Chase & Co. 3.20% 2023	5,000	4,808
JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated)[7]	2,685	2,443
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[7]	65,950	72,779
Bank of America Corp., Series L, 3.625% 2016	3,045	3,216
Bank of America Corp. 3.75% 2016	7,270	7,740
Bank of America Corp. 5.75% 2017	5,000	5,721
Bank of America Corp. 5.65% 2018	1,940	2,215
Bank of America Corp. 2.60% 2019	33,600	33,857
Bank of America Corp. 5.00% 2021	455	501
Bank of America Corp. 5.875% 2021	5,000	5,807
Bank of America Corp. 3.30% 2023	17,575	16,894
Bank of America Corp. 4.10% 2023	11,675	11,849
Bank of America Corp., Series U, junior subordinated 5.20% noncumulative (undated)[7]	1,620	1,478
Westfield Group 5.75% 2015[3]	16,750	18,194
Westfield Group 5.70% 2016[3]	19,750	22,163
Westfield Group 7.125% 2018[3]	3,925	4,707
Westfield Group 6.75% 2019[3]	21,275	25,543
Westfield Group 3.375% 2022[3]	4,500	4,316
Prologis, Inc. 6.625% 2018	10,010	11,827
Prologis, Inc. 2.75% 2019	8,500	8,585
Prologis, Inc. 6.875% 2020	14,961	17,860
Prologis, Inc. 3.35% 2021	17,000	17,022
Prologis, Inc. 4.25% 2023	15,390	15,602
Developers Diversified Realty Corp. 5.50% 2015	4,194	4,458
Developers Diversified Realty Corp. 9.625% 2016	11,245	13,315
Bonds, notes & other debt instruments
	Principal amount	Value
Financials (continued)	(000)	(000)

Developers Diversified Realty Corp. 7.50% 2017	$23,626	$27,693
Developers Diversified Realty Corp. 7.875% 2020	15,755	19,587
Goodman Funding Pty Ltd. 6.375% 2020[3]	4,000	4,473
Goodman Funding Pty Ltd. 6.00% 2022[3]	45,065	49,908
Citigroup Inc. 3.953% 2016	7,500	8,008
Citigroup Inc. 2.50% 2018	7,500	7,572
Citigroup Inc. 8.50% 2019	12,656	16,389
Citigroup Inc. 3.875% 2023	9,200	9,216
Citigroup Inc., Series D, junior subordinated 5.35% (undated)[7]	2,685	2,427
CNA Financial Corp. 5.85% 2014	30,000	31,627
CNA Financial Corp. 7.35% 2019	6,000	7,412
Simon Property Group, LP 6.75% 2014	20,000	20,340
Simon Property Group, LP 4.20% 2015	2,430	2,517
Simon Property Group, LP 5.875% 2017	5,000	5,662
Simon Property Group, LP 6.125% 2018	5,665	6,693
Intercontinentalexchange, Inc. 2.50% 2018	3,500	3,570
Intercontinentalexchange, Inc. 4.00% 2023	25,800	26,365
PNC Funding Corp. 5.40% 2014	10,000	10,296
PNC Financial Services Group, Inc. 2.854% 2022	12,154	11,422
PNC Preferred Funding Trust I, junior subordinated 1.904% (undated)[3,7]	8,600	7,417
PNC Financial Services Group, Inc., Series R, junior subordinated 4.85% (undated)	430	393
American International Group, Inc. 3.80% 2017	11,000	11,758
American International Group, Inc. 3.375% 2020	5,000	5,093
American International Group, Inc. 4.125% 2024	12,000	12,356
HBOS PLC 6.75% 2018[3]	25,085	28,330
Hospitality Properties Trust 5.125% 2015	3,675	3,783
Hospitality Properties Trust 6.30% 2016	1,400	1,524
Hospitality Properties Trust 6.70% 2018	4,703	5,312
Hospitality Properties Trust 5.00% 2022	5,250	5,366
Hospitality Properties Trust 4.50% 2023	11,980	11,820
Monumental Global Funding III 0.444% 2014[3,7]	12,860	12,869
Monumental Global Funding III 5.25% 2014[3]	12,500	12,617
Kimco Realty Corp., Series C, 5.783% 2016	4,147	4,570
Kimco Realty Corp. 4.30% 2018	12,000	13,054
Kimco Realty Corp. 6.875% 2019	1,320	1,607
Kimco Realty Corp. 3.125% 2023	3,250	3,020
CIT Group Inc., Series C, 4.75% 2015[3]	10,000	10,450
CIT Group Inc. 5.00% 2017	10,000	10,800
Goldman Sachs Group, Inc. 2.90% 2018	6,500	6,643
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,516
Goldman Sachs Group, Inc. 3.625% 2023	5,500	5,374
Northern Trust Corp. 4.625% 2014	8,475	8,658
Northern Trust Corp. 5.85% 2017[3]	10,150	11,593
Regions Financial Corp. 7.75% 2014	4,228	4,509
Regions Financial Corp. 2.00% 2018	15,000	14,761
UDR, Inc., Series A, 5.25% 2015	8,975	9,391
UDR, Inc. 3.70% 2020	9,185	9,344
Barclays Bank PLC 5.14% 2020	15,525	16,585
Morgan Stanley 3.80% 2016	5,000	5,286
Morgan Stanley 2.125% 2018	10,000	9,950
QBE Insurance Group Ltd. 2.40% 2018[3]	15,035	14,769
American Express Co. 6.15% 2017	9,080	10,607
American Express Co. 1.55% 2018	4,000	3,946
UnumProvident Finance Co. PLC 6.85% 2015[3]	1,885	2,083
Unum Group 7.125% 2016	10,000	11,440
Bonds, notes & other debt instruments
	Principal amount	Value
Financials (continued)	(000)	(000)

ERP Operating LP 5.75% 2017	$ 6,000	$ 6,809
ERP Operating LP 4.75% 2020	2,500	2,744
ERP Operating LP 3.00% 2023	4,000	3,802
Realogy Corp., Letter of Credit, 4.50% 2016[6,7,10]	315	316
Realogy Corp., Term Loan B, 4.50% 2020[6,7,10]	860	870
Realogy Corp. 9.00% 2020[3]	10,000	11,625
Discover Financial Services 2.00% 2018	7,000	6,928
Discover Financial Services 10.25% 2019	4,334	5,557
Lazard Group LLC 7.125% 2015	11,250	12,154
AvalonBay Communities, Inc. 3.625% 2020	10,110	10,410
ACE Capital Trust II 9.70% 2030	7,210	10,382
Liberty Mutual Group Inc. 6.70% 2016[3]	7,500	8,536
Liberty Mutual Group Inc. 4.25% 2023[3]	1,840	1,844
Bank of Nova Scotia 2.05% 2018	10,000	10,037
HSBC USA Inc. 1.132% 2018[7]	10,000	10,026
Mizuho Financial Group, Ltd. 1.85% 2018[3]	10,000	9,878
Nordea Bank AB 1.625% 2018[3]	10,000	9,846
iStar Financial Inc., 3.875% 2016	3,575	3,655
iStar Financial Inc., Term Loan B, 4.50% 2017[6,7,10]	4,205	4,232
iStar Financial Inc., 4.875% 2018	1,650	1,625
Corporate Office Properties Trust 3.60% 2023	4,220	3,890
Corporate Office Properties LP 5.25% 2024	5,230	5,469
AXA SA, Series B, junior subordinated 6.379% (undated)[3,7]	7,000	6,921
AXA SA, junior subordinated 6.463% (undated)[3,7]	1,900	1,940
Synovus Financial Corp. 7.875% 2019	7,000	7,998
CME Group Inc. 5.30% 2043	7,250	7,823
UBS AG 4.875% 2020	4,352	4,902
UBS AG 7.50% 2025	2,345	2,901
MetLife Global Funding I 5.125% 2014[3]	7,500	7,711
New York Life Global Funding 2.45% 2016[3]	5,000	5,197
New York Life Global Funding 1.30% 2017[3]	2,500	2,458
Essex Portfolio L.P. 3.25% 2023	7,845	7,317
Host Hotels & Resorts LP 6.00% 2021	2,000	2,217
Host Hotels & Resorts LP 3.75% 2023	3,000	2,850
Host Hotels & Resorts LP 4.75% 2023	1,900	1,953
Leucadia National Corp. 5.50% 2023	5,990	6,057
Alexandria Real Estate Equities, Inc. 3.90% 2023	6,000	5,779
Mack-Cali Realty Corp. 2.50% 2017	3,000	2,988
Mack-Cali Realty Corp. 3.15% 2023	3,000	2,688
American Campus Communities, Inc. 3.75% 2023	5,615	5,405
Bank of Tokyo-Mitsubishi, Ltd., 2.70% 2018[3]	5,000	5,097
Svenska Handelsbanken AB 2.50% 2019	5,000	5,066
BNP Paribas 3.25% 2023	5,000	4,849
Berkshire Hathaway Inc. 4.40% 2042	3,000	2,862
Berkshire Hathaway Finance Corp. 4.30% 2043	2,000	1,871
Crescent Resources 10.25% 2017[3]	3,630	3,975
Ryman Hospitality Properties, Inc. 5.00% 2021[3]	3,975	3,866
FelCor Lodging Trust Inc. 5.625% 2023	3,875	3,827
Prudential Financial, Inc. 4.50% 2021	3,500	3,791
Sumitomo Mitsui Banking Corp. 2.50% 2018	1,475	1,505
Sumitomo Mitsui Banking Corp. 3.95% 2023	2,010	2,042
International Lease Finance Corp. 4.875% 2015	3,000	3,128
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,604
Brandywine Operating Partnership, LP 5.70% 2017	41	46
Brandywine Operating Partnership, LP 3.95% 2023	170	164
Bonds, notes & other debt instruments
	Principal amount	Value
Financials (continued)	(000)	(000)

Piedmont Operating Partnership LP 3.40% 2023	$ 3,000	$ 2,751
DCT Industrial Trust Inc. 4.50% 2023[3]	1,690	1,701
Genworth Holdings, Inc. 4.90% 2023	1,565	1,632
TitleMax Finance Corp. 8.50% 2018[3]	575	614
		1,311,752
Energy 1.06%

Gazprom OJSC 5.092% 2015[3]	1,300	1,383
Gaz Capital SA, Series 7, 6.212% 2016	7,250	7,998
Gazprom OJSC 8.146% 2018	21,850	25,838
Gazprom OJSC 3.85% 2020[3]	5,000	4,900
Gazprom OJSC 4.95% 2022[3]	13,690	13,604
Gazprom OJSC, Series 9, 6.51% 2022	39,990	44,089
CNOOC Finance (2013) Ltd. 3.00% 2023	79,700	72,712
Enbridge Inc. 5.80% 2014	10,000	10,288
Enbridge Inc. 4.90% 2015	4,950	5,213
Enbridge Inc. 5.60% 2017	11,155	12,498
Enbridge Inc. 4.00% 2023	25,000	25,442
Kinder Morgan Energy Partners, LP 5.125% 2014	22,210	23,235
Kinder Morgan Energy Partners, LP 6.00% 2017	375	426
Kinder Morgan Energy Partners, LP 2.65% 2019	2,670	2,681
Kinder Morgan Energy Partners, LP 3.95% 2022	2,500	2,483
Kinder Morgan Energy Partners, LP 3.50% 2023	13,250	12,567
Kinder Morgan Energy Partners, LP 6.95% 2038	7,500	8,815
Transocean Inc. 5.05% 2016	21,500	23,698
Transocean Inc. 2.50% 2017	4,535	4,581
Transocean Inc. 6.375% 2021	3,140	3,542
Transocean Inc. 3.80% 2022	15,780	15,127
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,200	27,056
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,566
Enbridge Energy Partners, LP 5.20% 2020	2,400	2,627
Enbridge Energy Partners, LP 4.20% 2021	5,000	5,147
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,502
Anadarko Petroleum Corp. 5.95% 2016	6,000	6,782
Anadarko Petroleum Corp. 6.375% 2017	8,250	9,651
Anadarko Petroleum Corp. 8.70% 2019	17,730	23,034
Anadarko Petroleum Corp. 6.20% 2040	4,500	5,224
Petrobras International Finance Co. 3.50% 2017	3,650	3,713
Petrobras Global Finance Co. 3.00% 2019	17,500	16,691
Petrobras International Finance Co. 5.375% 2021	15,155	15,480
Petrobras Global Finance Co. 4.375% 2023	670	626
Petrobras Global Finance Co. 5.625% 2043	2,120	1,822
Spectra Energy Partners, LP 2.95% 2016	9,875	10,229
Spectra Energy Partners, LP 2.95% 2018	5,720	5,856
Spectra Energy Partners 4.60% 2021	970	1,026
Spectra Energy Partners, LP 4.75% 2024	15,120	15,922
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	17,500	18,140
Williams Partners L.P. 4.125% 2020	5,000	5,160
Williams Partners L.P. 3.35% 2022	8,750	8,274
Devon Energy Corp. 5.625% 2014	4,500	4,547
Devon Energy Corp. 1.875% 2017	5,000	5,042
Devon Energy Corp. 3.25% 2022	21,200	20,623
TransCanada PipeLines Ltd. 6.50% 2018	10,000	11,994
TransCanada PipeLines Ltd. 3.75% 2023	4,000	4,032
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[7]	12,930	13,436
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

Pemex Project Funding Master Trust 5.75% 2018	$ 2,750	$ 3,080
Petróleos Mexicanos 5.50% 2021	4,575	5,010
Petróleos Mexicanos 4.875% 2022	600	626
Petróleos Mexicanos 4.875% 2024	1,340	1,370
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	16,350
Ras Laffan Liquefied Natural Gas III 5.50% 2014	5,000	5,213
Ras Laffan Liquefied Natural Gas III 5.50% 2014[3]	4,800	5,004
Ras Laffan Liquefied Natural Gas III 6.75% 2019[3]	500	598
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,6]	10,239	11,140
Ras Laffan Liquefied Natural Gas II 5.298% 2020[6]	2,663	2,898
Phillips 66 2.95% 2017	11,500	11,976
Phillips 66 4.30% 2022	11,525	11,983
Shell International Finance BV 4.00% 2014	4,400	4,461
Shell International Finance BV 3.10% 2015	10,000	10,434
Shell International Finance BV 3.40% 2023	8,000	8,030
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,6]	21,480	22,447
Total Capital Canada Ltd. 1.625% 2014	10,000	10,032
Total Capital International 1.50% 2017	5,370	5,446
Total Capital International 2.875% 2022	4,580	4,484
Chevron Corp. 1.104% 2017	2,960	2,932
Chevron Corp. 2.355% 2022	5,000	4,664
Chevron Corp. 3.191% 2023	12,110	12,008
Cenovus Energy Inc. 3.00% 2022	16,730	15,951
Cenovus Energy Inc. 3.80% 2023	2,500	2,515
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,6]	14,868	15,425
StatoilHydro ASA 2.90% 2014	6,205	6,359
StatoilHydro ASA 2.45% 2023	9,320	8,665
Husky Energy Inc. 5.90% 2014	1,800	1,857
Husky Energy Inc. 6.20% 2017	5,600	6,453
Husky Energy Inc. 7.25% 2019	4,500	5,548
Reliance Holdings Ltd. 4.50% 2020[3]	4,650	4,713
Reliance Holdings Ltd. 6.25% 2040	5,280	5,116
Reliance Holdings Ltd. 6.25% 2040[3]	3,875	3,755
Alpha Natural Resources, Inc. 9.75% 2018	8,000	8,280
Alpha Natural Resources, Inc. 6.25% 2021	4,000	3,410
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[6,7,10]	525	493
NGPL PipeCo LLC 7.119% 2017[3]	3,975	3,776
NGPL PipeCo LLC 9.625% 2019[3]	6,100	6,131
PDC Energy Inc. 7.75% 2022	9,150	9,973
Peabody Energy Corp. 6.00% 2018	5,000	5,300
Peabody Energy Corp. 6.25% 2021	4,025	4,176
Diamond Offshore Drilling, Inc. 4.875% 2043	8,400	8,471
Energy Transfer Partners, L.P. 7.50% 2020	7,000	8,120
CONSOL Energy Inc. 8.00% 2017	3,050	3,244
CONSOL Energy Inc. 8.25% 2020	3,800	4,175
Arch Coal, Inc. 7.00% 2019	7,600	5,966
Arch Coal, Inc. 7.25% 2021	1,350	1,040
Ecopetrol SA 7.625% 2019	650	787
Ecopetrol SA 5.875% 2023	5,600	6,093
Transportadora de Gas Peru SA 4.25% 2028[3]	6,650	6,047
Sabine Pass Liquefaction, LLC 5.625% 2021[3]	5,500	5,582
Enterprise Products Operating LLC 3.35% 2023	3,550	3,432
Enterprise Products Operating LLC 4.85% 2044	2,150	2,069
Energy Transfer Partners, L.P. 5.20% 2022	4,500	4,849
Western Gas Partners LP 4.00% 2022	4,320	4,294
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

Canadian Natural Resources Ltd. 6.50% 2037	$ 3,500	$ 4,128
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	4,050	4,060
Harvest Operations Corp. 2.125% 2018[3]	3,915	3,829
Halliburton Co. 3.50% 2023	3,250	3,262
Apache Corp. 2.625% 2023	2,410	2,250
Apache Corp. 4.25% 2044	750	682
MarkWest Energy Partners, LP 4.50% 2023	3,000	2,925
Samson Investment Co., Term Loan B, 6.00% 2018[6,7,10]	150	152
Samson Investment Co. 10.25% 2020[3]	2,165	2,349
BP Capital Markets PLC 5.25% 2013	1,665	1,665
Oasis Petroleum Inc. 6.875% 2022[3]	1,275	1,383
Transportadora de Gas Internacional 5.70% 2022[3]	800	838
Rosetta Resources Inc. 5.625% 2021	525	533
QGOG Constellation SA 6.25% 2019[3]	500	485
		944,114
Federal agency bonds & notes 0.99%

Freddie Mac 3.00% 2014	40,000	40,850
Freddie Mac 5.00% 2014	40,000	41,372
Freddie Mac 5.50% 2016	14,580	16,512
Freddie Mac 1.00% 2017	25,000	24,899
Freddie Mac 1.00% 2017	20,500	20,505
Freddie Mac 5.50% 2017	50,000	58,264
Freddie Mac 4.875% 2018	40,000	46,204
Freddie Mac 1.25% 2019	50,000	48,100
Freddie Mac, Series KF02, Class A-2, multifamily 0.75% 2020[4,6,7]	38,911	38,911
Freddie Mac, Series KF02, Class A-3, multifamily 0.83% 2020[4,6,7]	18,265	18,265
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[6]	18,009	16,955
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[6]	20,110	19,157
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[6]	41,420	39,452
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[6]	5,965	5,734
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[6]	3,717	3,552
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[6,7]	9,380	9,444
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[6,7]	26,982	27,226
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[6,7]	66,000	66,494
Fannie Mae 2.75% 2014	20,000	20,188
Fannie Mae 4.625% 2014	25,000	26,057
Fannie Mae 5.00% 2015	25,000	26,729
Fannie Mae 5.375% 2016	60,420	68,215
Fannie Mae 0.875% 2018	15,000	14,666
Federal Home Loan Bank 5.50% 2014	107,500	111,974
Federal Home Loan Bank 0.50% 2015	25,000	25,049
Federal Home Loan Bank, Series 2816, 1.00% 2017	14,955	14,980
CoBank, ACB 7.875% 2018[3]	12,160	14,838
CoBank, ACB 0.854% 2022[3,7]	10,410	9,529
Federal Farm Credit Banks 3.00% 2014	10,000	10,254
		884,375
Telecommunication services 0.95%

Sprint Nextel Corp. 8.375% 2017	12,575	14,618
Sprint Nextel Corp. 9.125% 2017	112,350	133,135
Sprint Capital Corp. 6.90% 2019	17,200	18,619
Sprint Nextel Corp. 7.00% 2020	12,500	13,469
Sprint Corp. 7.25% 2021[3]	1,950	2,108
Sprint Nextel Corp. 11.50% 2021	138,575	181,187
Bonds, notes & other debt instruments
	Principal amount	Value
Telecommunication services (continued)	(000)	(000)

Sprint Corp. 7.875% 2023[3]	$52,000	$ 56,550
Verizon Communications Inc. 7.375% 2013	20,000	20,038
Verizon Communications Inc. 1.782% 2016[7]	1,300	1,337
Verizon Communications Inc. 5.50% 2017	10,000	11,279
Verizon Communications Inc. 2.002% 2018[7]	25,700	27,380
Verizon Communications Inc. 8.75% 2018	3,245	4,187
Verizon Communications Inc. 5.15% 2023	43,700	47,486
Verizon Communications Inc. 6.55% 2043	13,535	15,751
MTS International Funding Ltd. 8.625% 2020[3]	46,520	56,289
MTS International Funding Ltd. 8.625% 2020	36,673	44,374
América Móvil, SAB de CV 6.45% 2022	MXN 45,000	3,257
América Móvil, SAB de CV 8.46% 2036	307,200	22,688
T-Mobile US, Inc. 6.542% 2020	$ 6,000	6,382
MetroPCS Wireless, Inc. 6.25% 2021[3]	7,250	7,613
T-Mobile US, Inc. 6.731% 2022	3,000	3,180
MetroPCS Wireless, Inc. 6.625% 2023[3]	7,200	7,560
Frontier Communications Corp. 8.50% 2020	7,650	8,778
Frontier Communications Corp. 9.25% 2021	1,575	1,864
Frontier Communications Corp. 7.125% 2023	10,150	10,632
Frontier Communications Corp. 7.625% 2024	750	795
Vodafone Group PLC 5.75% 2016	6,475	7,179
Vodafone Group PLC 5.625% 2017	10,450	11,793
Deutsche Telekom International Finance BV 6.75% 2018	15,000	18,070
Telefónica Emisiones, SAU 6.421% 2016	15,000	16,737
Wind Acquisition SA 11.75% 2017[3]	10,700	11,382
Wind Acquisition SA 7.25% 2018[3]	2,500	2,638
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[6,7,10]	2,344	2,358
Cricket Communications, Inc. 7.75% 2020	10,000	11,463
NII Capital Corp. 10.00% 2016	50	39
NII Capital Corp. 7.875% 2019[3]	2,275	1,991
NII Capital Corp. 8.875% 2019	1,950	1,238
NII Capital Corp. 11.375% 2019[3]	3,425	3,271
NII Capital Corp. 7.625% 2021	8,425	4,950
AT&T Inc. 0.90% 2016	10,000	9,995
Koninklijke KPN NV 8.375% 2030	7,855	9,921
Intelsat Jackson Holding Co. 7.25% 2020	625	681
Intelsat Jackson Holding Co. 6.625% 2022[3]	7,275	7,457
SBA Communications Corp. 5.75% 2020	5,000	5,225
		846,944
Consumer discretionary 0.75%

Staples, Inc. 9.75% 2014	72,826	74,114
Dollar General Corp. 4.125% 2017	21,500	22,998
Dollar General Corp. 3.25% 2023	14,750	13,641
NBCUniversal Media, LLC 2.10% 2014	5,415	5,453
NBCUniversal Enterprise, Inc. 0.929% 2018[3,7]	13,105	13,197
NBCUniversal Enterprise, Inc. 1.974% 2019[3]	7,500	7,405
NBCUniversal Enterprise, Inc. 5.25% (undated)[3]	9,235	9,157
Li & Fung Ltd. 6.00% (undated)[7]	28,831	29,552
Carnival Corp. 1.20% 2016	7,500	7,468
Carnival Corp. 1.875% 2017	8,500	8,342
Carnival Corp. 3.95% 2020	12,750	12,948
Target Corp. 6.00% 2018	24,000	28,232
Time Warner Inc. 5.875% 2016	18,600	21,104
Time Warner Inc. 3.40% 2022	1,750	1,731
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary (continued)	(000)	(000)

Time Warner Inc. 4.90% 2042	$ 3,575	$ 3,470
Comcast Corp. 5.85% 2015	10,000	11,030
Comcast Corp. 6.30% 2017	7,000	8,266
Comcast Corp. 4.25% 2033	3,700	3,561
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 2017[11]	9,350	10,035
Citycenter, Term Loan B, 5.00% 2020[6,7,10]	11,625	11,740
DaimlerChrysler North America Holding Corp. 1.95% 2014[3]	10,000	10,047
Daimler Finance NA LLC 3.00% 2016[3]	2,500	2,604
DaimlerChrysler North America Holding Corp. 1.125% 2018[3,7]	6,500	6,544
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	2,250	2,239
Time Warner Cable Inc. 8.75% 2019	8,175	9,750
Time Warner Cable Inc. 5.00% 2020	10,000	10,256
Viacom Inc. 4.25% 2023	14,095	14,425
Viacom Inc. 5.85% 2043	2,500	2,662
CBS Corp. 1.95% 2017	16,500	16,662
Home Depot, Inc. 4.40% 2021	10,000	11,018
Home Depot, Inc. 3.75% 2024	5,000	5,125
MGM Resorts International 6.875% 2016	2,000	2,220
MGM Resorts International 7.50% 2016	2,075	2,340
MGM Resorts International 6.75% 2020	2,025	2,212
MGM Resorts International 7.75% 2022	8,000	9,100
Marriott International, Inc., Series I, 6.375% 2017	13,100	14,807
EchoStar DBS Corp. 7.125% 2016	3,000	3,322
DISH DBS Corp. 4.625% 2017	10,525	10,972
Johnson Controls, Inc. 1.75% 2014	12,500	12,553
Ford Motor Credit Co. 4.25% 2017	5,000	5,402
Ford Motor Credit Co. 2.375% 2018	3,000	3,019
Ford Motor Credit Co. 4.375% 2023	3,000	3,089
Ford Motor Co. 4.75% 2043	750	700
Neiman Marcus Group LTD Inc., Term Loan B, 5.00% 2020[6,7,10]	9,000	9,069
Neiman Marcus Group LTD Inc. 8.00% 2021[3]	1,475	1,517
Neiman Marcus Group LTD Inc. 8.75% 2021[3,7,11]	1,200	1,239
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	5,000	5,475
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	5,875	5,978
Academy Sports 9.25% 2019[3]	10,000	11,138
Cox Communications, Inc. 2.95% 2023[3]	11,570	10,351
Omnicom Group Inc. 3.625% 2022	10,355	10,126
Boyd Gaming Corp. 9.00% 2020	9,000	9,743
Mattel, Inc. 1.70% 2018	9,500	9,380
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	8,925	9,304
News America Inc. 3.00% 2022	9,000	8,604
Marks and Spencer Group PLC 6.25% 2017[3]	6,729	7,577
Harley-Davidson, Inc. 1.15% 2015[3]	7,500	7,518
Limited Brands, Inc. 8.50% 2019	3,006	3,634
Limited Brands, Inc. 7.00% 2020	2,994	3,406
Burlington Coat Factory Warehouse Corp. 10.00% 2019	6,250	7,031
Macy’s Retail Holdings, Inc. 4.375% 2023	3,000	3,054
Federated Department Stores, Inc. 6.90% 2029	3,177	3,637
J.C. Penney Co., Inc. 7.65% 2016	4,550	3,742
J.C. Penney Co., Inc. 5.75% 2018	3,640	2,794
Hilton Worldwide, Term Loan B, 4.00% 2021[6,7,10]	4,025	4,053
Hilton Hotels Corp. 5.625% 2021[3]	1,800	1,853
Toll Brothers Finance Corp. 6.75% 2019	5,000	5,662
PETCO Animal Supplies, Inc. 9.25% 2018[3]	5,000	5,406
Needle Merger Sub Corp. 8.125% 2019[3]	5,000	5,175
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary (continued)	(000)	(000)

Toys “R” Us-Delaware, Inc. 7.375% 2016[3]	$5,000	$ 4,863
Cinemark USA, Inc. 5.125% 2022	4,500	4,421
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	4,000	4,250
Michaels Stores, Inc. 7.50% 2018[3,7,11]	3,900	4,046
Quebecor Media Inc. 5.75% 2023	4,100	3,987
WPP Finance 2010 4.75% 2021	3,650	3,823
Univision Communications Inc., Term Loan C3, 4.00% 2020[6,7,10]	3,583	3,600
Univision Communications Inc. 5.125% 2023[3]	115	114
Schaeffler Holding Finance BV 6.875% 2018[7,11]	€1,600	2,311
Schaeffler Holding Finance BV 6.875% 2018[3,7,11]	$ 1,275	1,364
Laureate Education, Inc. 9.25% 2019[3]	3,075	3,398
Caesars Entertainment Operating Co. 9.00% 2020	1,850	1,744
Caesars Entertainment Operating Co. 9.00% 2020	1,400	1,320
McClatchy Co. 9.00% 2022	2,000	2,165
Gannett Co., Inc. 5.125% 2019[3]	1,385	1,437
Gannett Co., Inc. 6.375% 2023[3]	475	502
General Motors Financial Co. 6.75% 2018	1,500	1,706
Chinos Holdings, Inc. 7.75% 2019[3,7,11]	1,250	1,261
Playa Resorts Holding BV, Term Loan B, 4.75% 2019[6,7,10]	350	354
Playa Resorts Holding BV 8.00% 2020[3]	625	665
		668,309
Health care 0.65%

Schering-Plough Corp. 6.00% 2017	42,500	50,046
Merck & Co., Inc. 0.623% 2018[7]	35,000	35,149
Merck & Co., Inc. 2.80% 2023	7,750	7,421
Merck & Co., Inc. 4.15% 2043	4,000	3,763
Gilead Sciences, Inc. 2.40% 2014	9,015	9,186
Gilead Sciences, Inc. 3.05% 2016	18,215	19,271
Gilead Sciences, Inc. 4.40% 2021	16,950	18,331
Gilead Sciences, Inc. 5.65% 2041	1,000	1,132
AbbVie Inc. 1.75% 2017	21,500	21,581
AbbVie Inc. 2.90% 2022	23,215	22,193
AbbVie Inc. 4.40% 2042	2,250	2,128
Express Scripts Inc. 2.75% 2014	2,000	2,045
Express Scripts Inc. 2.10% 2015	4,000	4,064
Express Scripts Inc. 3.125% 2016	706	741
Express Scripts Inc. 2.65% 2017	15,392	15,985
Express Scripts Inc. 4.75% 2021	8,800	9,517
Express Scripts Inc. 3.90% 2022	2,000	2,054
Express Scripts Inc. 6.125% 2041	225	260
Amgen Inc. 2.50% 2016	4,000	4,152
Amgen Inc. 2.125% 2017	24,000	24,511
Amgen Inc. 3.875% 2021	1,570	1,628
Amgen Inc. 3.625% 2022	3,485	3,528
Amgen Inc. 5.375% 2043	375	391
Roche Holdings, Inc. 6.00% 2019[3]	13,666	16,363
Roche Holdings, Inc. 7.00% 2039[3]	9,750	13,211
Pfizer Inc. 0.554% 2018[7]	10,000	10,021
Pfizer Inc. 6.20% 2019	15,000	18,143
Cardinal Health, Inc. 4.00% 2015	1,410	1,483
Cardinal Health, Inc. 5.80% 2016	5,000	5,649
Cardinal Health, Inc. 1.90% 2017	5,750	5,812
Cardinal Health, Inc. 1.70% 2018	9,085	8,915
Cardinal Health, Inc. 3.20% 2023	4,490	4,271
Bonds, notes & other debt instruments
	Principal amount	Value
Health care (continued)	(000)	(000)

Baxter International Inc. 1.85% 2018	$10,225	$ 10,260
Baxter International Inc. 3.20% 2023	15,500	15,280
UnitedHealth Group Inc. 6.00% 2017	2,050	2,371
UnitedHealth Group Inc. 1.625% 2019	6,000	5,840
UnitedHealth Group Inc. 3.875% 2020	2,900	3,082
UnitedHealth Group Inc. 2.75% 2023	2,210	2,079
UnitedHealth Group Inc. 2.875% 2023	10,500	9,977
Novartis Securities Investment Ltd. 5.125% 2019	15,000	17,296
Boston Scientific Corp. 6.40% 2016	3,500	3,924
Boston Scientific Corp. 6.00% 2020	8,075	9,423
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	13,455	12,856
GlaxoSmithKline Capital Inc. 1.50% 2017	4,100	4,142
GlaxoSmithKline Capital Inc. 5.65% 2018	2,500	2,916
GlaxoSmithKline Capital Inc. 4.20% 2043	4,500	4,270
inVentiv Health Inc. 9.00% 2018[3]	3,500	3,684
inVentiv Health Inc. 11.00% 2018[3]	5,000	4,350
inVentiv Health Inc. 11.00% 2018[3]	3,000	2,591
Sanofi 0.558% 2014[7]	10,000	10,015
DJO Finance LLC 9.75% 2017	475	484
DJO Finance LLC 7.75% 2018	495	502
DJO Finance LLC 8.75% 2018	205	226
DJO Finance LLC 9.875% 2018	7,585	8,173
VPI Escrow Corp. 6.75% 2018[3]	3,000	3,300
VPI Escrow Corp. 6.375% 2020[3]	2,765	2,965
VPI Escrow Corp. 7.50% 2021[3]	2,015	2,247
Kinetic Concepts, Inc., Term Loan D1, 4.50% 2018[6,7,10]	985	994
Kinetic Concepts, Inc. 10.50% 2018	4,955	5,590
Kinetic Concepts, Inc. 12.50% 2019	1,250	1,359
Select Medical Holdings Corp. 6.375% 2021	8,005	7,765
Edwards Lifesciences Corp. 2.875% 2018	7,500	7,535
Johnson & Johnson 0.354% 2014[7]	7,500	7,508
Aetna Inc. 1.50% 2017	2,640	2,617
Aetna Inc. 2.75% 2022	5,000	4,681
McKesson Corp. 0.95% 2015	2,730	2,733
McKesson Corp. 3.25% 2016	1,600	1,678
McKesson Corp. 1.40% 2018	1,485	1,448
VWR Funding, Inc. 7.25% 2017	5,000	5,350
Tenet Healthcare Corp. 6.00% 2020[3]	2,865	3,035
Tenet Healthcare Corp. 8.125% 2022[3]	2,045	2,244
WellPoint, Inc. 1.875% 2018	2,500	2,492
WellPoint, Inc. 2.30% 2018	2,740	2,753
Dignity Health 3.125% 2022	5,000	4,632
ConvaTec Finance International SA 8.25% 2019[3,7,11]	3,525	3,644
Centene Corp. 5.75% 2017	3,175	3,405
Patheon Inc., Term Loan B1, 7.25% 2018[6,7,10]	3,297	3,358
HCA Inc. 6.50% 2020	3,000	3,345
Bausch & Lomb Inc. 9.875% 2015	3,039	3,039
Kaiser Foundation Hospitals 3.50% 2022	2,750	2,696
HealthSouth Corp. 5.75% 2024	1,735	1,731
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[6,7,10]	1,435	1,453
PRA Holdings, Inc. 9.50% 2023[3]	1,170	1,240
Biogen Idec Inc. 6.875% 2018	1,000	1,194
Quintiles, Term Loan B-2, 4.00% 2018[6,7,10]	1,080	1,082
IMS Health Inc. 7.375% 2018[3,7,11]	1,000	1,039
		576,838
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials 0.58%	(000)	(000)

General Electric Capital Corp. 1.00% 2015	$ 5,650	$ 5,677
General Electric Corp. 5.25% 2017	29,220	33,444
General Electric Capital Corp., Series A, 6.00% 2019	4,450	5,272
General Electric Co. 2.70% 2022	5,480	5,267
General Electric Capital Corp. 3.10% 2023	6,120	5,909
General Electric Capital Corp., Series C, junior subordinated 5.25% (undated)[7]	6,400	6,128
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[7]	30,000	31,405
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[7]	60,000	67,009
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	4,443	4,723
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	3,262	3,496
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[6]	7,168	7,858
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[6]	11,739	13,184
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[6]	10,911	12,472
United Technologies Corp. 1.80% 2017	2,950	3,009
United Technologies Corp. 3.10% 2022	19,805	19,593
United Technologies Corp. 4.50% 2042	11,000	10,886
Canadian National Railway Co. 4.95% 2014	2,500	2,523
Canadian National Railway Co. 5.55% 2018	25,000	28,961
Burlington Northern Santa Fe LLC 7.00% 2014	9,715	9,866
Burlington Northern Santa Fe LLC 3.00% 2023	3,730	3,532
Burlington Northern Santa Fe LLC 5.15% 2043	4,250	4,390
BNSF Funding Trust I 6.613% 2055[7]	6,700	7,378
European Aeronautic Defence and Space Company 2.70% 2023[3]	24,000	22,515
Union Pacific Corp. 5.125% 2014	11,495	11,646
Union Pacific Corp. 4.163% 2022	9,865	10,448
Atlas Copco AB 5.60% 2017[3]	17,290	19,510
TransDigm Inc. 7.75% 2018	4,340	4,687
TransDigm Inc. 5.50% 2020	8,000	8,100
Volvo Treasury AB 5.95% 2015[3]	11,950	12,726
JELD-WEN Escrow Corp. 12.25% 2017[3]	10,000	11,475
Esterline Technologies Corp. 7.00% 2020	10,350	11,308
DAE Aviation Holdings, Inc. 11.25% 2015[3]	715	720
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B, 6.25% 2018[6,7,10]	6,812	6,867
DAE Aviation Holdings, Inc., Term Loan B2, 6.25% 2018[6,7,10]	3,088	3,113
BE Aerospace, Inc. 5.25% 2022	10,160	10,490
Nortek Inc. 10.00% 2018	5,000	5,538
Nortek Inc. 8.50% 2021	2,500	2,753
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	6,875	7,365
ERAC USA Finance Co. 1.40% 2016[3]	5,000	5,010
ERAC USA Finance Co. 2.80% 2018[3]	1,720	1,745
BakerCorp International, Inc. 8.25% 2019	6,500	6,346
CEVA Group PLC 11.625% 2016[3]	5,000	5,300
CEVA Group PLC 8.375% 2017[3]	523	544
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	5,450	5,736
Waste Management, Inc. 5.00% 2014	890	904
Waste Management, Inc. 2.60% 2016	4,445	4,605
Gardner Denver, Inc. Term Loan B, 4.25% 2020[6,7,10]	4,750	4,758
Gardner Denver, Inc. 6.875% 2021[3]	650	665
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[3,6]	4,500	4,663
United Rentals, Inc. 6.125% 2023	4,000	4,130
ARAMARK Corp., Term Loan D, 4.00% 2019[6,7,10]	4,000	4,018
Brunswick Rail Finance Ltd. 6.50% 2017[3]	2,600	2,663
Brunswick Rail Finance Ltd. 6.50% 2017	1,300	1,332
Odebrecht Finance Ltd 7.125% 2042[3]	3,925	3,866
ADS Waste Escrow 8.25% 2020[3]	3,275	3,455
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials (continued)	(000)	(000)

US Investigations Services, Inc., Term Loan D, 7.75% 2015[6,7,10]	$ 3,302	$ 3,277
John Deere Capital Corp. 1.70% 2020	3,000	2,861
Republic Services, Inc. 3.80% 2018	2,500	2,672
Builders Firstsource 7.625% 2021[3]	2,075	2,163
R.R. Donnelley & Sons Co. 7.875% 2021[1]	1,750	1,960
Far East Capital Limited SA 8.00% 2018[3]	680	619
Far East Capital Limited SA 8.75% 2020[3]	1,370	1,241
Watco Companies 6.375% 2023[3]	1,735	1,726
Avianca Holdings SA, 8.375% 2020[3]	1,025	1,076
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[6,7,10]	1,000	1,011
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[6]	871	964
Milacron LLC 7.75% 2021[3]	900	945
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[3]	750	773
		522,271
Consumer staples 0.56%

Altria Group, Inc. 9.70% 2018	12,328	16,567
Altria Group, Inc. 9.25% 2019	3,834	5,122
Altria Group, Inc. 4.75% 2021	5,000	5,394
Altria Group, Inc. 2.85% 2022	5,000	4,651
Altria Group, Inc. 2.95% 2023	3,800	3,523
Altria Group, Inc. 4.00% 2024	15,800	15,885
Altria Group, Inc. 4.25% 2042	1,000	856
Altria Group, Inc. 4.50% 2043	2,000	1,778
Altria Group, Inc. 5.375% 2044	3,200	3,247
Marfrig Holdings (Europe) BV 9.875% 2017[3]	36,725	36,863
Marfrig Holdings (Europe) BV 8.375% 2018	8,080	7,656
Marfrig Overseas Ltd. 9.50% 2020[3]	8,510	8,297
Marfrig Overseas Ltd. 9.50% 2020	3,090	3,013
Anheuser-Busch InBev NV 0.603% 2014[7]	3,785	3,794
Anheuser-Busch InBev NV 4.125% 2015	15,000	15,646
Anheuser-Busch InBev NV 1.375% 2017	1,000	1,002
Anheuser-Busch InBev NV 6.875% 2019	16,000	19,953
Anheuser-Busch InBev NV 5.375% 2020	2,500	2,892
Anheuser-Busch InBev NV 2.625% 2023	3,000	2,840
Kroger Co. 6.40% 2017	31,300	36,209
Kroger Co. 3.85% 2023	3,000	2,987
Coca-Cola Co. 1.50% 2015	4,000	4,079
Coca-Cola Co. 1.80% 2016	500	515
Coca-Cola Co. 1.65% 2018	10,000	9,989
Coca-Cola Co. 2.45% 2020	10,000	9,953
Coca-Cola Co. 3.30% 2021	2,000	2,052
Coca-Cola Co. 3.20% 2023	10,000	9,963
Pernod Ricard SA 2.95% 2017[3]	19,500	20,358
Pernod Ricard SA 4.45% 2022[3]	10,000	10,351
Pernod Ricard SA 5.50% 2042[3]	4,000	4,191
WM. Wrigley Jr. Co 2.40% 2018[3]	4,075	4,121
WM. Wrigley Jr. Co 3.375% 2020[3]	24,785	25,338
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015[6]	5,325	5,565
Wal-Mart Stores, Inc. 5.80% 2018	11,095	13,048
Wal-Mart Stores, Inc. 2.55% 2023	7,250	6,816
Wal-Mart Stores, Inc. 4.75% 2043	3,000	3,065
Reynolds American Inc. 3.25% 2022	16,000	15,143
Reynolds American Inc. 4.85% 2023	3,000	3,180
Reynolds American Inc. 4.75% 2042	1,000	906
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer staples (continued)	(000)	(000)

Reynolds American Inc. 6.15% 2043	$ 3,500	$ 3,823
Delhaize Group 6.50% 2017	19,210	21,938
SABMiller Holdings Inc. 2.45% 2017[3]	14,815	15,307
SABMiller Holdings Inc. 2.20% 2018[3]	5,900	5,901
ConAgra Foods, Inc. 1.90% 2018	5,150	5,118
ConAgra Foods, Inc. 3.20% 2023	16,000	15,290
Kraft Foods Inc. 3.50% 2022	10,000	9,960
Kraft Foods Inc. 5.00% 2042	4,000	4,033
PepsiCo, Inc. 2.50% 2016	10,000	10,419
General Mills, Inc. 0.613% 2014[7]	10,000	10,012
Kraft Foods Inc. 6.125% 2018	4,000	4,647
Kraft Foods Inc. 5.375% 2020	3,000	3,409
Imperial Tobacco Finance PLC 2.05% 2018[3]	5,000	4,944
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,500	2,392
Lorillard Tobacco Co. 3.50% 2016	3,500	3,695
Lorillard Tobacco Co. 2.30% 2017	2,500	2,527
British American Tobacco International Finance PLC 2.125% 2017[3]	6,000	6,128
Dr Pepper Snapple Group, Inc. 2.00% 2020	6,000	5,747
Heineken NV 1.40% 2017[3]	5,000	4,943
C&S Group Enterprises LLC 8.375% 2017[3]	3,998	4,288
JBS SA 7.75% 2020[3]	2,900	3,005
Tesco PLC 5.50% 2017[3]	1,558	1,755
Smithfield Foods, Inc. 5.25% 2018[3]	800	838
Del Monte Corp. 7.625% 2019	550	575
		497,502
Utilities 0.50%

Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	11,900	14,355
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	37,001	46,035
NV Energy, Inc 6.25% 2020	28,178	32,921
Pennsylvania Electric Co. 6.05% 2017	3,000	3,383
FirstEnergy Corp., Series A, 2.75% 2018	23,500	23,051
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	27,875
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	1,500	1,687
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	12,850	15,457
CMS Energy Corp. 8.75% 2019	10,930	14,105
CMS Energy Corp. 6.25% 2020	2,415	2,815
CMS Energy Corp. 5.05% 2022	9,820	10,696
Teco Finance, Inc. 6.75% 2015	29,399	31,315
Teco Finance, Inc. 6.572% 2017	3,809	4,430
Teco Finance, Inc. 5.15% 2020	5,392	5,904
Centerpoint Energy, Inc., Series B, 6.85% 2015	9,000	9,808
CenterPoint Energy Resources Corp. 4.50% 2021	23,496	25,643
Progress Energy, Inc. 7.05% 2019	10,150	12,366
Duke Energy Corp. 3.95% 2023	5,000	5,106
Progress Energy, Inc. 7.00% 2031	5,750	7,038
Progress Energy, Inc. 7.75% 2031	5,750	7,469
Public Service Co. of Colorado 5.80% 2018	4,850	5,727
Xcel Energy Inc. 4.70% 2020	8,664	9,600
Public Service Co. of Colorado 2.50% 2023	7,236	6,788
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	6,875	8,917
Pacific Gas and Electric Co. 6.25% 2013	18,000	18,066
Pacific Gas and Electric Co. 3.25% 2023	10,000	9,636
National Grid PLC 6.30% 2016	20,725	23,508
Bonds, notes & other debt instruments
	Principal amount	Value
Utilities (continued)	(000)	(000)

American Electric Power Co. 1.65% 2017	$13,735	$ 13,577
Ohio Power Co., Series G, 6.60% 2033	3,000	3,550
Entergy Corp. 4.70% 2017	6,500	6,987
Entergy Louisiana, LLC 3.30% 2022	5,105	4,967
Entergy Corp. 4.05% 2023	3,500	3,613
State Grid Overseas Investment Ltd. 1.75% 2018[3]	10,000	9,841
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	9,000	8,997
AES Corp. 7.375% 2021	5,000	5,687
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[3]	4,000	2,870
NRG Energy, Inc. 6.625% 2023	2,275	2,363
		446,153
Materials 0.38%

ArcelorMittal 5.00% 2017[7]	24,950	26,478
ArcelorMittal 10.35% 2019[7]	750	952
ArcelorMittal 6.00% 2021[7]	1,000	1,054
ArcelorMittal 6.75% 2022[7]	23,375	25,537
Xstrata Canada Financial Corp. 2.85% 2014[3]	2,000	2,031
Xstrata Canada Financial Corp. 2.05% 2015[3,7]	2,000	2,017
Glencore Xstrata LLC 1.70% 2016[3]	3,000	2,989
Xstrata Canada Financial Corp. 3.60% 2017[3]	4,000	4,169
Glencore Xstrata LLC 1.604% 2019[3,7]	16,000	15,473
Xstrata Canada Financial Corp. 4.95% 2021[3]	11,250	11,509
Xstrata Canada Financial Corp. 4.25% 2022[3,7]	2,710	2,632
Glencore Xstrata LLC 4.125% 2023[3]	6,395	6,089
Xstrata Canada Financial Corp. 5.55% 2042[3,7]	4,250	3,910
Rio Tinto Finance (USA) Ltd. 1.375% 2016	3,000	3,020
Rio Tinto Finance (USA) Ltd. 1.625% 2017	10,000	9,986
Rio Tinto Finance (USA) Ltd. 2.25% 2018	1,585	1,592
Rio Tinto Finance (USA) Ltd. 9.00% 2019	11,420	14,970
Rio Tinto Finance (USA) Ltd. 2.875% 2022	2,000	1,879
BHP Billiton Finance (USA) Ltd. 2.05% 2018	13,220	13,298
BHP Billiton Finance (USA) Ltd. 3.85% 2023	4,860	4,943
BHP Billiton Finance (USA) Ltd. 5.00% 2043	3,780	3,896
Cliffs Natural Resources Inc. 3.95% 2018	7,500	7,600
Cliffs Natural Resources Inc. 4.875% 2021	10,740	10,577
Cliffs Natural Resources Inc. 6.25% 2040	2,000	1,787
Teck Resources Ltd. 2.50% 2018	12,500	12,564
Teck Resources Ltd. 5.20% 2042	3,500	3,088
Teck Resources Ltd. 5.40% 2043	1,750	1,612
Reynolds Group Inc. 7.875% 2019	3,565	3,957
Reynolds Group Inc. 9.875% 2019	680	756
Reynolds Group Inc. 5.75% 2020	10,000	10,375
Inmet Mining Corp. 8.75% 2020[3]	10,900	12,099
Inmet Mining Corp. 7.50% 2021[3]	100	106
E.I. du Pont de Nemours and Co. 0.671% 2014[7]	825	827
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,693
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	9,492
Ecolab Inc. 2.375% 2014	750	763
Ecolab Inc. 3.00% 2016	8,725	9,191
Ecolab Inc. 4.35% 2021	1,500	1,594
FMG Resources 6.00% 2017[3]	1,000	1,050
FMG Resources 6.875% 2018[3]	5,000	5,319
FMG Resources 8.25% 2019[3]	3,500	3,902
International Paper Co. 7.95% 2018	7,050	8,740
Bonds, notes & other debt instruments
	Principal amount	Value
Materials (continued)	(000)	(000)

Packaging Corp. of America 4.50% 2023	$ 7,500	$ 7,725
JMC Steel Group Inc. 8.25% 2018[3]	5,675	5,654
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV, Term Loan B, 4.75% 2020[6,7,10]	2,900	2,934
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 7.375% 2021[3]	2,020	2,156
Ryerson Inc. 9.00% 2017	3,275	3,439
Ryerson Inc. 11.25% 2018	1,000	1,050
Inversiones CMPC SA 4.375% 2023[3]	4,600	4,377
CEMEX Finance LLC 7.25% 2021[3]	4,250	4,340
Dow Chemical Co. 5.70% 2018	1,400	1,625
Dow Chemical Co. 4.125% 2021	2,500	2,588
Walter Energy, Inc. 9.50% 2019[3]	1,000	1,059
Walter Energy, Inc. 9.875% 2020[3]	3,025	2,700
Arbermarle Corp. 5.10% 2015	3,500	3,675
Ball Corp. 5.00% 2022	3,500	3,544
ICI Wilmington, Inc. 5.625% 2013	3,500	3,513
Georgia Gulf Corp. 4.875% 2023[3]	3,500	3,369
Newcrest Finance Pty Ltd. 4.45% 2021[3]	3,520	3,020
Georgia-Pacific Corp. 5.40% 2020[3]	2,500	2,830
Newpage Corp., Term Loan B, 7.75% 2018[6,7,10]	2,769	2,820
Yara International ASA 7.875% 2019[3]	2,225	2,694
PQ Corp. 8.75% 2018[3]	2,031	2,209
LSB Industries, Inc. 7.75% 2019[3]	1,400	1,494
Praxair, Inc. 4.375% 2014	1,000	1,016
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	386
Ardagh Packaging Finance 4.875% 2022[3]	210	207
		335,940
Information technology 0.23%

International Business Machines Corp. 1.95% 2016	7,925	8,184
International Business Machines Corp. 1.625% 2020	10,000	9,445
International Business Machines Corp. 3.375% 2023	17,000	17,001
First Data Corp. 6.75% 2020[3]	6,225	6,622
First Data Corp. 11.75% 2021[3]	12,285	12,561
First Data Corp. 12.625% 2021	12,000	13,905
Oracle Corp. 0.824% 2019[7]	13,500	13,573
Oracle Corp. 2.375% 2019	4,000	4,067
Oracle Corp 3.625% 2023	4,980	5,033
Xerox Corp. 6.40% 2016	602	670
Xerox Corp. 2.95% 2017	15,940	16,428
Xerox Corp. 6.75% 2017	280	321
Samsung Electronics America, Inc. 1.75% 2017[3]	16,850	17,062
Cisco Systems, Inc. 0.504% 2014[7]	15,000	15,019
National Semiconductor Corp. 6.60% 2017	10,000	11,712
SRA International, Inc., Term Loan B, 6.50% 2018[6,7,10]	8,631	8,502
SunGard Data Systems Inc. 7.375% 2018	3,810	4,048
SunGard Data Systems Inc. 7.625% 2020	3,450	3,773
Google Inc. 1.25% 2014	7,500	7,544
Seagate Technology LLC 3.75% 2018[3]	6,875	6,875
Lawson Software, Inc. 9.375% 2019	5,975	6,782
Dell, Inc. Term Loan B, 4.50% 2021[6,7,10]	6,250	6,222
Freescale Semiconductor, Inc. 5.00% 2021[3]	1,000	975
Freescale Semiconductor, Inc. 6.00% 2022[3]	1,550	1,571
Microsoft Corp. 2.375% 2023	2,500	2,306
BMC Software, Inc., Term Loan B, 5.00% 2020[6,7,10]	1,500	1,517
NXP BV and NXP Funding LLC 3.75% 2018[3]	1,025	1,033
		202,751
Bonds, notes & other debt instruments
	Principal amount	Value
Asset-backed obligations[6] 0.19%	(000)	(000)

CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2-A-1A, FSA insured, 0.314% 2036[7]	$10,406	$ 9,264
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.314% 2037[7]	13,821	12,113
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.324% 2037[7]	29,032	25,890
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 2016[3]	17,500	18,393
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3]	10,250	10,240
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[3]	1,500	1,582
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3]	26,815	27,619
IndyMac Home Equity Mortgage Loan Asset-backed Trust,
Series 2007-H1, Class A-1, FSA insured, 0.33% 2037[7]	20,925	17,766
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	14,126	14,563
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	7,788	8,191
Honda Auto Receivables Owner Trust, Series 2011-1, Class A-4, 1.80% 2017	5,961	5,988
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	5,280	5,416
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-6, 5.68% 2037[7]	4,266	3,926
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	3,032	3,073
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	1,965	2,032
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	1,797	1,893
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	606	625
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2-A, FSA insured, 0.364% 2035[7]	270	241
		168,815
Bonds & notes of governments & government agencies outside the U.S. 0.14%

Portuguese Government 4.95% 2023	€47,750	59,323
Bermudan Government 5.603% 2020	$ 6,000	6,480
Bermudan Government 4.138% 2023[3]	4,850	4,692
Bermudan Government 4.854% 2024[3]	5,400	5,372
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[3]	14,350	14,680
Hungarian Government 6.375% 2021	10,000	10,913
France Government Agency-Guaranteed, Société Finance 3.375% 2014[3]	10,000	10,156
Slovenia (Republic of) 4.75% 2018[3]	1,225	1,216
Slovenia (Republic of) 5.50% 2022	3,480	3,341
Slovenia (Republic of) 5.85% 2023[3]	4,345	4,258
Croatian Government 6.375% 2021	3,000	3,199
Croatian Government 5.50% 2023[3]	1,355	1,352
		124,982
Municipals 0.07%

State of Florida, Hurricane Catastrophe Fund Finance Corporation, Revenue Bonds,
Series 2013-A, 2.107% 2018	15,500	15,236
State of Florida, Hurricane Catastrophe Fund Finance Corporation, Revenue Bonds,
Series 2013-A, 2.995% 2020	17,500	16,742
State of New Jersey, Transportation Trust Fund Authority, Transportation System Revenue Refunding Bonds,
Series 2013-B, 1.758% 2018	27,500	26,805
State of Illinois, General Obligation Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	3,500	3,712
		62,495
Total bonds, notes & other debt instruments (cost: $13,796,640,000)		14,234,400

Short-term securities 3.18%

Freddie Mac 0.04%–0.17% due 11/5/2013–9/16/2014	663,038	662,618
Federal Home Loan Bank 0.06%–0.18% due 12/6/2013–4/16/2014	453,900	453,757
Fannie Mae 0.08%–0.12% due 1/2–7/1/2014	285,266	285,102
Jupiter Securitization Co., LLC 0.24% due 11/13/2013–1/23/2014[3]	93,100	93,076
Chariot Funding, LLC 0.24%–0.30% due 11/6/2013–2/21/2014[3]	129,100	129,062
	Principal amount	Value
Short-term securities	(000)	(000)

Coca-Cola Co. 0.12%–0.16% due 11/22/2013–2/21/2014[3]	$170,800	$ 170,772
U.S. Treasury Bills 0.13%–0.133% due 5/29–8/21/2014	150,000	149,919
Federal Farm Credit Banks 0.09%–0.17% due 12/3/2013–9/12/2014	132,200	132,119
General Electric Co. 0.10% due 12/11/2013	50,800	50,794
General Electric Capital Corp. 0.14% due 2/24/2014	50,000	49,980
Wal-Mart Stores, Inc. 0.05%–0.19% due 11/26/2013–1/21/2014[3]	97,700	97,688
Wells Fargo & Co. 0.17% due 11/18/2013	75,400	75,392
Parker-Hannifin Corp. 0.07%–0.20% due 11/7–12/3/2013[3]	74,300	74,296
E.I. duPont de Nemours and Co. 0.08% due 12/4/2013[3]	66,400	66,395
Google Inc. 0.05% due 11/19/2013[3]	50,000	49,999
National Rural Utilities Cooperative Finance Corp. 0.09% due 11/14/2013	50,000	49,998
Paccar Financial Corp. 0.06%–0.12% due 11/12–12/2/2013	46,600	46,597
Johnson & Johnson 0.15% due 1/6/2014[3]	40,500	40,496
John Deere Financial Ltd. 0.20% due 12/3/2013[3]	35,000	34,994
Chevron Corp. 0.13% due 11/20/2013[3]	32,500	32,498
ExxonMobil Corp. 0.06% due 12/13/2013	24,100	24,098
Private Export Funding Corp. 0.225% due 4/3/2014[3]	21,100	21,084
National Australia Funding (Delaware) Inc. 0.04% due 11/1/2013[3]	20,600	20,600
Procter & Gamble Co. 0.07% due 12/3/2013[3]	19,700	19,699
Total short-term securities (cost: $2,830,809,000)		2,831,033
Total investment securities (cost: $74,639,477,000)		89,136,270
Other assets less liabilities		(33,842)
Net assets		$89,102,428
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,419,669,000, which represented 2.72% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $57,532,000, which represented .06% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 2/8/2012 at a cost of $4,933,000) may be subject to legal or contractual restrictions on resale.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $176,933,000, which represented .20% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $89,163,000, which represented .10% of the net assets of the fund.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviations and symbol

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

€ = Euros

MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-012-1213O-S37700

Summary investment portfolio October 31, 2013

Industry sector diversification	Percent of net assets

Country diversification	Percent of net assets
United States	52.4%
United Kingdom	16.4
Euro zone*	8.6
Switzerland	3.7
Singapore	2.8
Hong Kong	2.1
Australia	1.9
Taiwan	1.4
Canada	1.2
Sweden	1.1
China	1.0
Thailand	0.9
Other countries	3.4
Short-term securities & other assets less liabilities	3.1

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Slovenia and Spain.

Common stocks 80.70%	Shares	Value (000)	Percent of net assets
Consumer staples 11.89%
Philip Morris International Inc.	32,765,000	$2,920,017	3.28%
Altria Group, Inc.	70,565,875	2,627,168	2.95
Reynolds American Inc.	15,165,000	779,026	.87
British American Tobacco PLC	13,329,337	734,351	.82
Lorillard, Inc.	13,552,312	691,303	.78
Nestlé SA	7,842,599	566,143	.63
Kraft Foods Group, Inc.	8,782,666	477,601	.54
Other securities		1,798,820	2.02
		10,594,429	11.89

Financials 10.84%
HSBC Holdings PLC (Hong Kong)	75,139,655	828,155	1.50
HSBC Holdings PLC (United Kingdom)	45,949,535	502,540
Sampo Oyj, Class A	16,214,801	768,126	.86
HCP, Inc.	17,293,500	717,680	.81
Prudential PLC	32,251,969	661,407	.74
Principal Financial Group, Inc.	8,131,600	385,926	.43
Digital Realty Trust, Inc.[1]	7,658,400	364,999	.41
Public Storage	2,150,000	358,986	.40
Fannie Mae[2]	12,458,206	29,152	.03
Other securities		5,044,854	5.66
		9,661,825	10.84

Telecommunication services 10.84%
Vodafone Group PLC	534,061,000	1,922,424	2.23
Vodafone Group PLC (ADR)	1,860,000	68,485
Verizon Communications Inc.	31,545,100	1,593,343	1.79
AT&T Inc.	38,578,230	1,396,532	1.57
Singapore Telecommunications Ltd.	416,118,500	1,266,244	1.42
CenturyLink, Inc.[1]	32,243,235	1,091,756	1.23
TeliaSonera AB	76,361,277	632,803	.71
Other securities		1,683,605	1.89
		9,655,192	10.84

12	Capital Income Builder

	Shares	Value (000)	Percent of net assets
Utilities 9.84%
National Grid PLC	145,365,495	$1,828,505	2.05%
SSE PLC[1]	57,134,900	1,297,199	1.46
Dominion Resources, Inc.	13,566,980	864,895	.97
Power Assets Holdings Ltd.	56,772,000	473,039	.53
EDP - Energias de Portugal, SA	103,776,317	382,127	.43
GDF SUEZ	15,289,553	380,727	.43
FirstEnergy Corp.	9,989,000	378,283	.43
Exelon Corp.	13,235,000	377,727	.42
Other securities		2,781,633	3.12
		8,764,135	9.84

Health care 9.38%
Novartis AG	27,201,000	2,111,986	2.37
AbbVie Inc.	37,138,000	1,799,336	2.02
GlaxoSmithKline PLC	49,349,000	1,300,439	1.46
Amgen Inc.	9,890,000	1,147,240	1.29
Bristol-Myers Squibb Co.	8,000,000	420,160	.47
Other securities		1,577,651	1.77
		8,356,812	9.38

Industrials 6.28%
Lockheed Martin Corp.	7,018,500	935,847	1.05
General Electric Co.	34,405,000	899,347	1.01
Waste Management, Inc.	10,080,300	438,896	.49
VINCI SA	5,425,113	348,004	.39
Other securities		2,972,284	3.34
		5,594,378	6.28

Energy 5.06%
BP PLC	154,853,000	1,198,502	1.34
Kinder Morgan, Inc.	24,210,873	854,886	.96
Royal Dutch Shell PLC, Class B	21,676,500	750,558	.84
Eni SpA	25,877,000	655,258	.73
ConocoPhillips	7,985,100	585,308	.66
Other securities		468,373	.53
		4,512,885	5.06

Consumer discretionary 4.11%
Darden Restaurants, Inc.[1]	8,429,000	434,346	.49
Daimler AG	4,802,400	394,097	.44
William Hill PLC[1]	56,291,818	361,846	.41
Other securities		2,470,632	2.77
		3,660,921	4.11

Information technology 3.83%
Microsoft Corp.	20,675,000	730,861	.82
Texas Instruments Inc.	16,855,000	709,258	.80
Delta Electronics, Inc.	84,649,233	439,388	.49
Other securities		1,536,775	1.72
		3,416,282	3.83

Materials 3.69%
Dow Chemical Co.	15,294,000	603,654	.68
Rio Tinto PLC	8,851,000	448,174	.50
Amcor Ltd.	42,943,530	439,975	.49
BASF SE	3,340,000	347,508	.39
Other securities		1,453,065	1.63
		3,292,376	3.69

Miscellaneous 4.94%
Other common stocks in initial period of acquisition		4,400,152	4.94

Total common stocks (cost: $57,844,565,000)		71,909,387	80.70

Capital Income Builder	13

Preferred stocks 0.08%	Shares	Value (000)	Percent of net assets
Financials 0.02%
HSBC Holdings PLC, Series 2, 8.00%	200,000	$5,468	.01%
Other securities		12,055	.01
		17,523	.02

Other 0.03%
Other securities		27,251	.03

Miscellaneous 0.03%
Other preferred stocks in initial period of acquisition		22,540	.03

Total preferred stocks (cost: $73,499,000)		67,314	.08

Convertible securities 0.11%
Financials 0.03%
Fannie Mae 5.375% convertible preferred 2032[2]	240	5,220	.01
Other securities		19,395	.02
		24,615	.03

Other 0.04%
Other securities		35,603	.04

Miscellaneous 0.04%
Other convertible securities in initial period of acquisition		33,918	.04

Total convertible securities (cost: $93,964,000)		94,136	.11

Bonds, notes & other debt instruments 15.97%	Principal amount (000)
Mortgage-backed obligations[3] 3.62%
Fannie Mae:
4.00% 2042	$341,804	360,990
0%–7.50% 2017–2047[4]	1,558,117	1,640,230	2.24
Freddie Mac 0%–6.50% 2019–2047[4]	471,525	495,841	.56
Other securities		730,251	.82
		3,227,312	3.62

U.S. Treasury bonds & notes 3.83%
U.S. Treasury — 3.31%
0.625%–11.25% 2014–2043[5]	2,635,517	2,948,941	3.31

U.S. Treasury inflation-protected securities[6] — 0.52%
0.125%–2.00% 2014–2043	472,571	464,906	.52

Total U.S. Treasury bonds & notes		3,413,847	3.83

Financials 1.47%
HSBC USA Inc. 1.132% 2018[4]	10,000	10,026	.01
Other securities		1,301,726	1.46
		1,311,752	1.47

Energy 1.06%
BP Capital Markets PLC 5.25% 2013	1,665	1,665	.00
Other securities		942,449	1.06
		944,114	1.06
Federal agency bonds & notes 0.99%
Freddie Mac 0.75%–5.50% 2014–2023[3,4,7]	528,839	541,896	.61
Fannie Mae 0.875%–5.375% 2014–2018	145,420	155,855	.17
Other securities		186,624	.21
		884,375	.99

14	Capital Income Builder

	Principal amount (000)	Value (000)	Percent of net assets

Telecommunication services 0.95%
Verizon Communications Inc. 1.782%–8.75% 2013–2043[4]	$117,480	$127,458	.14%
Vodafone Group PLC 5.625%–5.75% 2016–2017	16,925	18,972	.02
AT&T Inc. 0.90% 2016	10,000	9,995	.01
Other securities		690,519	.78
		846,944	.95

Health care 0.65%
AbbVie Inc. 1.75%–4.40% 2017–2042	46,965	45,902	.05
Amgen Inc. 2.125%–5.375% 2016–2043	33,430	34,210	.04
Novartis Securities Investment Ltd. 5.125% 2019	15,000	17,296	.02
GlaxoSmithKline Capital Inc. 1.50%–5.65% 2017–2043	11,100	11,328	.01
Other securities		468,102	.53
		576,838	.65

Industrials 0.58%
General Electric Capital Corp. 1.00%–7.125% 2015–2049[4]	112,620	121,400
General Electric Corp. 5.25% 2017	29,220	33,444	.17
General Electric Co. 2.70% 2022	5,480	5,267
Other securities		362,160	.41
		522,271	.58

Consumer staples 0.56%
Altria Group, Inc. 2.85%–9.70% 2018–2044	51,962	57,023	.06
Other securities		440,479	.50
		497,502	.56

Utilities 0.50%
National Grid PLC 6.30% 2016	20,725	23,508	.03
Other securities		422,645	.47
		446,153	.50

Other 1.76%
Other securities		1,563,292	1.76

Total bonds, notes & other debt instruments (cost: $13,796,640,000)		14,234,400	15.97

Short-term securities 3.18%
Freddie Mac 0.04%–0.17% due 11/5/2013–9/16/2014	663,038	662,618	.74
Federal Home Loan Bank 0.06%–0.18% due 12/6/2013–4/16/2014	453,900	453,757	.51
Fannie Mae 0.08%–0.12% due 1/2–7/1/2014	285,266	285,102	.32
U.S. Treasury Bills 0.13%–0.133% due 5/29–8/21/2014	150,000	149,919	.17
General Electric Co. 0.10% due 12/11/2013	50,800	50,794
General Electric Capital Corp. 0.14% due 2/24/2014	50,000	49,980	.11
Other securities		1,178,863	1.33

Total short-term securities (cost: $2,830,809,000)		2,831,033	3.18

Total investment securities (cost: $74,639,477,000)		89,136,270	100.04
Other assets less liabilities		(33,842)	(0.04)

Net assets		$89,102,428	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $2,419,669,000 which represented 2.72% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified instituitional buyers. One of these securities (with a value of $356,000, a cost of $4,933,000, and which represented less than ..01% of the net assets of the fund) was acquired on 2/8/2012 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. “Other securities” also includes loan participation and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $89,163,000, which represented .10% of the net assets of the fund.

Capital Income Builder	15

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $191,749,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 10/31/2013 (000)
Sales:
Australian dollars	12/9/2013	HSBC Bank	$54,400	A$57,000	$667
Euros	12/6/2013	HSBC Bank	$79,726	€57,800	1,243
Swiss francs	11/18/2013	Citibank	$92,515	CHF84,650	(793)

					$1,117

Investment in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended October 31, 2013, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 10/31/2013 (000)
SSE PLC	61,403,600	—	4,268,700	57,134,900	$79,717	$1,297,199
CenturyLink, Inc.	21,167,496	11,075,739	—	32,243,235	66,682	1,091,756
CenturyLink, Inc., Series V, 5.625% 2020	—	$2,125,000	$2,125,000	—	9	—
Darden Restaurants, Inc.	6,654,000	1,775,000	—	8,429,000	16,678	434,346
Digital Realty Trust, Inc.	2,299,855	7,658,400	2,299,855	7,658,400	5,447	364,999
William Hill PLC	43,111,488	13,180,330	—	56,291,818	8,392	361,846
Starwood Property Trust, Inc.	8,029,000	4,408,000	—	12,437,000	16,482	319,507
Siliconware Precision Industries Co., Ltd.	173,970,300	28,593,000	—	202,563,300	9,344	246,141
Greene King PLC	14,073,299	—	—	14,073,299	5,836	186,162
Ladbrokes PLC	36,688,912	22,933,595	—	59,622,507	6,626	182,689
R.R. Donnelley & Sons Co.	12,206,957	—	2,590,013	9,616,944	12,695	178,587
R.R. Donnelley & Sons Co. 7.875% 2021	—	$3,175,000	$1,425,000	$1,750,000	102	1,960
Ratchaburi Electricity Generating Holding PCL	94,250,000	—	1,095,500	93,154,500	6,232	151,142
BTS Rail Mass Transit Growth Infrastructure Fund	—	376,220,000	8,766,900	367,453,100	1,364	113,925
Moneysupermarket.com Group PLC	24,955,401	9,960,000	—	34,915,401	9,708	85,879
Go-Ahead Group PLC	2,497,310	227,690	—	2,725,000	3,476	73,491
Sunway Real Estate Investment Trust	174,950,000	14,550,000	26,944,800	162,555,200	4,291	68,514
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund	110,000,000	35,255,000	—	145,255,000	3,155	61,602
Matas A/S2	—	2,438,000	—	2,438,000	—	61,468
Cache Logistics Trust	41,000,000	—	—	41,000,000	2,570	39,442
Ekornes ASA	1,990,851	—	—	1,990,851	1,591	32,439
Kværner ASA	1,583,464	15,901,536	—	17,485,000	2,139	28,490
mobilezone holding ag, non-registered shares	1,785,000	540,000	—	2,325,000	978	24,087
Orior AG	385,000	—	—	385,000	808	21,640
Astoria Financial Corp.[8]	6,405,000	—	6,405,000	—	425	—
CapitaCommercial Trust[8]	159,709,300	—	52,142,000	107,567,300	9,307	—
CapitaRetail China Trust[8]	46,690,000	—	46,690,000	—	1,707	—
Electricity Generating PCL[8]	30,646,428	—	29,273,028	1,373,400	3,745	—
Frasers Centrepoint Trust[8]	53,464,000	—	42,214,000	11,250,000	3,370	—
Hays PLC[8]	80,375,129	—	55,883,157	24,491,972	2,306	—

16	Capital Income Builder

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 10/31/2013 (000)
Lorillard, Inc.[8]	6,589,104	11,905,084	4,941,876	13,552,312	$33,394	$—
Lorillard Tobacco Co. 2.30% 2017[8]	$2,500,000	—	—	$2,500,000	58	—
Lorillard Tobacco Co. 3.50% 2016[8]	$5,000,000	—	$1,500,000	$3,500,000	160	—
RPM International, Inc.[8]	8,340,000	—	2,340,000	6,000,000	7,631	—
Sydney Airport, units[8]	120,935,073	37,609,030	120,935,073	37,609,030	11,684	—
					$338,109	$5,427,311

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	A portion of a security in this range was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $176,933,000, which represented .20% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $57,532,000, which represented .06% of the net assets of the fund.
[8]	Unaffiliated issuer at 10/31/2013.

Key to abbreviation and symbols

ADR = American Depositary Receipts
A$ = Australian dollars
CHF = Swiss francs
€ = Euros

See Notes to Financial Statements

Capital Income Builder	17

Financial statements

Statement of assets and liabilities at October 31, 2013	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $69,672,940)	$83,708,959
Affiliated issuers (cost: $4,966,537)	5,427,311	$89,136,270
Cash denominated in currencies other than U.S. dollars (cost: $4,111)		4,111
Cash		499
Unrealized appreciation on open forward currency contracts		1,910
Receivables for:
Sales of investments	1,353,063
Sales of fund’s shares	99,382
Closed forward currency contracts	1,357
Dividends and interest	338,718	1,792,520
		90,935,310
Liabilities:
Unrealized depreciation on open forward currency contracts		793
Payables for:
Purchases of investments	1,693,070
Repurchases of fund’s shares	81,789
Investment advisory services	14,926
Services provided by related parties	40,356
Trustees’ deferred compensation	1,259
Other	689	1,832,089
Net assets at October 31, 2013		$89,102,428

Net assets consist of:
Capital paid in on shares of beneficial interest		$83,218,323
Distributions in excess of net investment income		(172,396)
Accumulated net realized loss		(8,442,799)
Net unrealized appreciation		14,499,300
Net assets at October 31, 2013		$89,102,428

(dollars and shares in thousands, except per share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (1,529,604 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$65,601,513	1,126,154	$58.25
Class B	1,207,280	20,699	58.33
Class C	7,158,626	122,890	58.25
Class F-1	4,065,409	69,791	58.25
Class F-2	2,213,431	38,009	58.23
Class 529-A	2,063,460	35,434	58.23
Class 529-B	74,259	1,274	58.29
Class 529-C	682,042	11,719	58.20
Class 529-E	88,043	1,512	58.23
Class 529-F-1	62,784	1,078	58.25
Class R-1	149,846	2,574	58.22
Class R-2	758,869	13,035	58.22
Class R-3	1,011,158	17,364	58.23
Class R-4	529,981	9,100	58.24
Class R-5	472,869	8,115	58.27
Class R-6	2,962,858	50,856	58.26

See Notes to Financial Statements

18	Capital Income Builder

Statement of operations for the year ended October 31, 2013	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $101,941; also includes $337,780 from affiliates)	$2,763,663
Interest (includes $329 from affiliates)	517,568	$3,281,231

Fees and expenses*:
Investment advisory services	196,096
Distribution services	264,178
Transfer agent services	90,115
Administrative services	16,239
Reports to shareholders	3,292
Registration statement and prospectus	723
Trustees’ compensation	618
Auditing and legal	257
Custodian	6,640
Other state and local taxes	189
Other	3,066	581,413
Net investment income		2,699,818

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $62; also includes $498,590 net gain from affiliates)	2,181,847
Forward currency contracts	(20,070)
Currency transactions	(2,430)	2,159,347
Net unrealized appreciation on:
Investments	6,662,664
Forward currency contracts	1,117
Currency translations	2,393	6,666,174
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		8,825,521

Net increase in net assets resulting from operations		$11,525,339

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets	(dollars in thousands)

	Year ended October 31
	2013	2012
Operations:
Net investment income	$2,699,818	$2,716,255
Net realized gain on investments, forward currency contracts and currency transactions	2,159,347	1,001,636
Net unrealized appreciation on investments, forward currency contracts and currency translations	6,666,174	4,456,707

Net increase in net assets resulting from operations	11,525,339	8,174,598

Dividends paid to shareholders from net investment income	(3,245,423)	(3,082,725)

Net capital share transactions	2,571,391	(1,144,273)

Total increase in net assets	10,851,307	3,947,600

Net assets:
Beginning of year	78,251,121	74,303,521
End of year (including distributions in excess of net investment income and undistributed net investment income: $(172,396) and $66,522, respectively)	$89,102,428	$78,251,121

See Notes to Financial Statements

Capital Income Builder	19

Notes to financial statements

1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

20	Capital Income Builder

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations.

Capital Income Builder	21

The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of October 31, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$10,594,429	$—	$—	$10,594,429
Financials	9,661,825	—	—	9,661,825
Telecommunication services	9,655,192	—	—	9,655,192
Utilities	8,764,135	—	—	8,764,135
Health care	8,356,812	—	—	8,356,812
Industrials	5,594,378	—	—	5,594,378
Energy	4,512,885	—	—	4,512,885
Consumer discretionary	3,660,566	—	355	3,660,921
Information technology	3,416,282	—	—	3,416,282
Materials	3,292,376	—	—	3,292,376
Miscellaneous	4,400,152	—	—	4,400,152
Preferred stocks	22,540	44,774	—	67,314
Convertible securities	19,395	74,741	—	94,136
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	3,227,312	—	3,227,312
Corporate bonds & notes	—	5,145,574	—	5,145,574
U.S. Treasury bonds & notes	—	3,413,847	—	3,413,847
Federal agency bonds & notes	—	884,375	—	884,375
Other	—	1,563,292	—	1,563,292
Short-term securities	—	2,831,033	—	2,831,033
Total	$71,950,967	$17,184,948	$355	$89,136,270

22	Capital Income Builder

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,910	$—	$1,910
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(793)	—	(793)
Total	$—	$1,117	$—	$1,117

*	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

Capital Income Builder	23

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Collateral — To reduce the risk to counterparties of forward currency contracts, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Mortgage dollar rolls - The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009, by state tax authorities for tax years before 2008 and by tax authorities outside the U.S. for tax years before 2006.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums or discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended October 31, 2013, the fund reclassified $84,000 from distributions in excess of net investment income to capital paid in on shares of beneficial interest and $306,771,000 from accumulated net realized loss to distributions in excess of net investment income to align financial reporting with tax reporting.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

24	Capital Income Builder

As of October 31, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$331,943
Capital loss carryforward expiring 2017*	(8,054,061)
Gross unrealized appreciation on investment securities	15,884,916
Gross unrealized depreciation on investment securities	(2,283,187)
Net unrealized appreciation on investment securities	13,601,729
Cost of investment securities	75,534,541

*	Reflects the utilization of capital loss carryforward of $1,548,864,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended October 31
Share class	2013	2012
Class A	$2,454,787	$2,352,221
Class B	45,234	62,736
Class C	225,547	238,478
Class F-1	139,064	119,555
Class F-2	87,667	77,197
Class 529-A	75,483	69,584
Class 529-B	2,579	3,298
Class 529-C	20,243	19,405
Class 529-E	3,025	2,822
Class 529-F-1	2,383	2,167
Class R-1	4,749	5,161
Class R-2	24,024	23,773
Class R-3	35,677	35,238
Class R-4	19,401	17,407
Class R-5	20,122	18,322
Class R-6	85,438	35,361
Total	$3,245,423	$3,082,725

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $100,000,000 of the fund’s monthly gross income and 2.50% on such income in excess of $100,000,000. For the year ended October 31, 2013, the investment advisory services fee was $196,096,000, which was equivalent to an annualized rate of 0.237% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Capital Income Builder	25

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

For the year ended October 31, 2013, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$146,854	$66,953	$6,120	Not applicable
Class B	13,810	1,630	Not applicable	Not applicable
Class C	69,908	7,853	3,500	Not applicable
Class F-1	8,780	4,054	1,760	Not applicable
Class F-2	Not applicable	2,398	1,050	Not applicable
Class 529-A	4,241	1,610	963	$1,889
Class 529-B	815	81	41	80
Class 529-C	6,391	581	321	630
Class 529-E	408	36	41	80
Class 529-F-1	—	48	29	57
Class R-1	1,457	150	73	Not applicable
Class R-2	5,447	2,369	367	Not applicable
Class R-3	4,845	1,617	486	Not applicable
Class R-4	1,222	500	245	Not applicable
Class R-5	Not applicable	229	234	Not applicable
Class R-6	Not applicable	6	1,009	Not applicable
Total class-specific expenses	$264,178	$90,115	$16,239	$2,736

26	Capital Income Builder

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $618,000, shown on the accompanying financial statements, includes $454,000 in current fees (either paid in cash or deferred) and a net increase of $164,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2013

Class A	$6,808,549	123,440	$2,378,100	43,452	$(7,729,386)	(140,732)	$1,457,263	26,160
Class B	17,961	326	44,438	814	(605,068)	(10,995)	(542,669)	(9,855)
Class C	856,195	15,485	216,499	3,960	(1,580,405)	(28,680)	(507,711)	(9,235)
Class F-1	1,231,508	22,235	135,290	2,469	(760,137)	(13,796)	606,661	10,908
Class F-2	810,850	14,788	69,733	1,278	(1,012,570)	(18,483)	(131,987)	(2,417)
Class 529-A	248,930	4,532	75,460	1,379	(258,247)	(4,703)	66,143	1,208
Class 529-B	1,795	33	2,578	47	(29,715)	(540)	(25,342)	(460)
Class 529-C	91,787	1,671	20,236	370	(104,546)	(1,906)	7,477	135
Class 529-E	11,292	206	3,024	55	(11,583)	(212)	2,733	49
Class 529-F-1	14,238	259	2,382	44	(13,770)	(251)	2,850	52
Class R-1	23,544	427	4,741	87	(44,227)	(809)	(15,942)	(295)
Class R-2	163,414	2,973	23,998	439	(221,583)	(4,039)	(34,171)	(627)
Class R-3	223,606	4,070	35,588	651	(297,641)	(5,432)	(38,447)	(711)
Class R-4	134,630	2,450	19,396	354	(124,677)	(2,268)	29,349	536
Class R-5	98,998	1,795	20,081	367	(139,969)	(2,561)	(20,890)	(399)
Class R-6	1,755,862	31,837	83,063	1,506	(122,851)	(2,186)	1,716,074	31,157
Total net increase (decrease)	$12,493,159	226,527	$3,134,607	57,272	$(13,056,375)	(237,593)	$2,571,391	46,206

Year ended October 31, 2012

Class A	$5,034,937	98,920	$2,263,734	44,772	$(8,294,545)	(163,216)	$(995,874)	(19,524)
Class B	25,538	505	61,183	1,213	(701,242)	(13,819)	(614,521)	(12,101)
Class C	577,184	11,341	226,752	4,490	(1,493,919)	(29,390)	(689,983)	(13,559)
Class F-1	810,010	15,898	116,102	2,294	(744,500)	(14,656)	181,612	3,536
Class F-2	780,397	15,282	61,167	1,206	(321,434)	(6,317)	520,130	10,171
Class 529-A	246,235	4,853	69,565	1,376	(223,477)	(4,388)	92,323	1,841
Class 529-B	3,314	65	3,297	65	(32,013)	(630)	(25,402)	(500)
Class 529-C	90,948	1,795	19,398	384	(97,490)	(1,916)	12,856	263
Class 529-E	12,086	239	2,822	56	(11,842)	(233)	3,066	62
Class 529-F-1	12,770	252	2,165	42	(10,981)	(216)	3,954	78
Class R-1	27,111	534	5,145	102	(36,584)	(715)	(4,328)	(79)
Class R-2	174,024	3,425	23,745	470	(211,134)	(4,162)	(13,365)	(267)
Class R-3	243,081	4,784	35,190	696	(271,959)	(5,337)	6,312	143
Class R-4	142,154	2,788	17,390	344	(127,316)	(2,495)	32,228	637
Class R-5	85,032	1,664	18,219	360	(74,773)	(1,469)	28,478	555
Class R-6	333,653	6,455	33,765	666	(49,177)	(956)	318,241	6,165
Total net increase (decrease)	$8,598,474	168,800	$2,959,639	58,536	$(12,702,386)	(249,915)	$(1,144,273)	(22,579)

* Includes exchanges between share classes of the fund.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $52,088,320,000 and $50,948,706,000, respectively, during the year ended October 31, 2013.

Capital Income Builder	27

Financial highlights

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class A:
Year ended 10/31/2013	$52.75	$1.85	$5.88	$7.73	$(2.23)	$58.25	14.99%	$65,602	.61%	.61%	3.35%
Year ended 10/31/2012	49.34	1.87	3.67	5.54	(2.13)	52.75	11.48	58,027	.63	.63	3.68
Year ended 10/31/2011	50.05	1.87	(.49)	1.38	(2.09)	49.34	2.79	55,237	.61	.61	3.73
Year ended 10/31/2010	46.41	1.77	3.81	5.58	(1.94)	50.05	12.33	58,471	.62	.62	3.74
Year ended 10/31/2009	42.26	1.83	4.40	6.23	(2.08)	46.41	15.44	56,648	.66	.66	4.40
Class B:
Year ended 10/31/2013	52.79	1.42	5.90	7.32	(1.78)	58.33	14.12	1,207	1.37	1.37	2.59
Year ended 10/31/2012	49.36	1.50	3.66	5.16	(1.73)	52.79	10.64	1,613	1.38	1.38	2.94
Year ended 10/31/2011	50.04	1.48	(.48)	1.00	(1.68)	49.36	2.02	2,106	1.38	1.38	2.94
Year ended 10/31/2010	46.39	1.41	3.80	5.21	(1.56)	50.04	11.47	3,068	1.39	1.39	2.97
Year ended 10/31/2009	42.26	1.51	4.40	5.91	(1.78)	46.39	14.57	3,520	1.44	1.43	3.64
Class C:
Year ended 10/31/2013	52.75	1.40	5.88	7.28	(1.78)	58.25	14.06	7,159	1.41	1.41	2.55
Year ended 10/31/2012	49.34	1.47	3.66	5.13	(1.72)	52.75	10.60	6,970	1.43	1.43	2.89
Year ended 10/31/2011	50.03	1.46	(.48)	.98	(1.67)	49.34	1.98	7,187	1.43	1.43	2.91
Year ended 10/31/2010	46.39	1.38	3.80	5.18	(1.54)	50.03	11.41	8,196	1.44	1.44	2.92
Year ended 10/31/2009	42.26	1.50	4.40	5.90	(1.77)	46.39	14.54	8,323	1.47	1.47	3.59
Class F-1:
Year ended 10/31/2013	52.75	1.82	5.88	7.70	(2.20)	58.25	14.93	4,065	.67	.67	3.30
Year ended 10/31/2012	49.35	1.86	3.66	5.52	(2.12)	52.75	11.44	3,106	.66	.66	3.65
Year ended 10/31/2011	50.05	1.85	(.48)	1.37	(2.07)	49.35	2.78	2,731	.65	.65	3.69
Year ended 10/31/2010	46.41	1.76	3.80	5.56	(1.92)	50.05	12.31	3,034	.64	.64	3.72
Year ended 10/31/2009	42.26	1.84	4.39	6.23	(2.08)	46.41	15.43	3,142	.66	.66	4.43
Class F-2:
Year ended 10/31/2013	52.73	1.94	5.89	7.83	(2.33)	58.23	15.21	2,213	.41	.41	3.52
Year ended 10/31/2012	49.32	1.98	3.67	5.65	(2.24)	52.73	11.71	2,132	.41	.41	3.88
Year ended 10/31/2011	50.04	1.98	(.51)	1.47	(2.19)	49.32	3.01	1,492	.41	.41	3.94
Year ended 10/31/2010	46.40	1.88	3.80	5.68	(2.04)	50.04	12.58	1,239	.40	.40	3.97
Year ended 10/31/2009	42.26	1.78	4.54	6.32	(2.18)	46.40	15.68	979	.42	.41	4.09
Class 529-A:
Year ended 10/31/2013	52.74	1.80	5.87	7.67	(2.18)	58.23	14.86	2,063	.70	.70	3.26
Year ended 10/31/2012	49.33	1.83	3.67	5.50	(2.09)	52.74	11.39	1,805	.72	.72	3.59
Year ended 10/31/2011	50.04	1.84	(.50)	1.34	(2.05)	49.33	2.72	1,598	.69	.69	3.66
Year ended 10/31/2010	46.40	1.75	3.80	5.55	(1.91)	50.04	12.26	1,476	.68	.68	3.69
Year ended 10/31/2009	42.26	1.81	4.39	6.20	(2.06)	46.40	15.36	1,221	.71	.71	4.34
Class 529-B:
Year ended 10/31/2013	52.76	1.36	5.89	7.25	(1.72)	58.29	13.99	74	1.49	1.49	2.47
Year ended 10/31/2012	49.34	1.43	3.66	5.09	(1.67)	52.76	10.50	92	1.51	1.51	2.82
Year ended 10/31/2011	50.03	1.43	(.49)	.94	(1.63)	49.34	1.90	110	1.49	1.49	2.84
Year ended 10/31/2010	46.38	1.36	3.81	5.17	(1.52)	50.03	11.39	142	1.48	1.48	2.88
Year ended 10/31/2009	42.26	1.47	4.40	5.87	(1.75)	46.38	14.47	147	1.53	1.52	3.53
Class 529-C:
Year ended 10/31/2013	52.71	1.37	5.87	7.24	(1.75)	58.20	13.99	682	1.48	1.48	2.48
Year ended 10/31/2012	49.31	1.43	3.66	5.09	(1.69)	52.71	10.52	611	1.50	1.50	2.81
Year ended 10/31/2011	50.01	1.44	(.49)	.95	(1.65)	49.31	1.93	558	1.48	1.48	2.86
Year ended 10/31/2010	46.38	1.37	3.79	5.16	(1.53)	50.01	11.36	533	1.48	1.48	2.90
Year ended 10/31/2009	42.26	1.47	4.41	5.88	(1.76)	46.38	14.48	460	1.52	1.52	3.53
Class 529-E:
Year ended 10/31/2013	52.73	1.66	5.89	7.55	(2.05)	58.23	14.62	88	.94	.94	3.02
Year ended 10/31/2012	49.33	1.71	3.65	5.36	(1.96)	52.73	11.10	77	.96	.96	3.35
Year ended 10/31/2011	50.04	1.70	(.50)	1.20	(1.91)	49.33	2.44	69	.96	.96	3.39
Year ended 10/31/2010	46.40	1.61	3.80	5.41	(1.77)	50.04	11.94	66	.97	.97	3.40
Year ended 10/31/2009	42.26	1.68	4.41	6.09	(1.95)	46.40	15.05	56	1.01	1.01	4.04

28	Capital Income Builder

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
Class 529-F-1:
Year ended 10/31/2013	$52.75	$1.92	$5.88	$7.80	$(2.30)	$58.25	15.14%	$63	.48%		.48%		3.48%
Year ended 10/31/2012	49.34	1.94	3.67	5.61	(2.20)	52.75	11.63	54	.50		.50		3.81
Year ended 10/31/2011	50.05	1.94	(.49)	1.45	(2.16)	49.34	2.95	47	.48		.48		3.87
Year ended 10/31/2010	46.41	1.85	3.80	5.65	(2.01)	50.05	12.50	42	.47		.47		3.91
Year ended 10/31/2009	42.26	1.90	4.39	6.29	(2.14)	46.41	15.60	33	.51		.51		4.55
Class R-1:
Year ended 10/31/2013	52.72	1.41	5.88	7.29	(1.79)	58.22	14.08	150	1.40		1.40		2.55
Year ended 10/31/2012	49.31	1.48	3.66	5.14	(1.73)	52.72	10.63	151	1.41		1.41		2.90
Year ended 10/31/2011	50.02	1.47	(.50)	.97	(1.68)	49.31	1.96	145	1.41		1.41		2.93
Year ended 10/31/2010	46.38	1.40	3.80	5.20	(1.56)	50.02	11.45	154	1.42		1.42		2.96
Year ended 10/31/2009	42.26	1.50	4.41	5.91	(1.79)	46.38	14.55	125	1.45		1.45		3.59
Class R-2:
Year ended 10/31/2013	52.72	1.43	5.88	7.31	(1.81)	58.22	14.13	759	1.37		1.37		2.60
Year ended 10/31/2012	49.32	1.47	3.66	5.13	(1.73)	52.72	10.60	720	1.41		1.41		2.90
Year ended 10/31/2011	50.02	1.47	(.49)	.98	(1.68)	49.32	1.98	687	1.42		1.42		2.92
Year ended 10/31/2010	46.38	1.38	3.80	5.18	(1.54)	50.02	11.40	702	1.45		1.45		2.92
Year ended 10/31/2009	42.26	1.45	4.41	5.86	(1.74)	46.38	14.44	633	1.56		1.55		3.48
Class R-3:
Year ended 10/31/2013	52.74	1.65	5.87	7.52	(2.03)	58.23	14.57	1,011	.97		.97		3.00
Year ended 10/31/2012	49.33	1.69	3.67	5.36	(1.95)	52.74	11.10	953	.98		.98		3.33
Year ended 10/31/2011	50.04	1.69	(.50)	1.19	(1.90)	49.33	2.42	885	.97		.97		3.37
Year ended 10/31/2010	46.40	1.60	3.80	5.40	(1.76)	50.04	11.92	907	.98		.98		3.38
Year ended 10/31/2009	42.26	1.68	4.41	6.09	(1.95)	46.40	15.04	801	1.02		1.02		4.03
Class R-4:
Year ended 10/31/2013	52.74	1.82	5.89	7.71	(2.21)	58.24	14.95	530	.65		.65		3.31
Year ended 10/31/2012	49.33	1.86	3.66	5.52	(2.11)	52.74	11.46	452	.66		.66		3.65
Year ended 10/31/2011	50.04	1.85	(.50)	1.35	(2.06)	49.33	2.74	391	.66		.66		3.68
Year ended 10/31/2010	46.40	1.75	3.80	5.55	(1.91)	50.04	12.27	386	.67		.67		3.70
Year ended 10/31/2009	42.26	1.81	4.40	6.21	(2.07)	46.40	15.39	347	.70		.69		4.32
Class R-5:
Year ended 10/31/2013	52.77	2.00	5.87	7.87	(2.37)	58.27	15.28	473	.35		.35		3.62
Year ended 10/31/2012	49.35	2.01	3.67	5.68	(2.26)	52.77	11.79	449	.36		.36		3.94
Year ended 10/31/2011	50.06	2.00	(.50)	1.50	(2.21)	49.35	3.05	393	.37		.37		3.98
Year ended 10/31/2010	46.42	1.90	3.79	5.69	(2.05)	50.06	12.60	446	.37		.37		4.00
Year ended 10/31/2009	42.26	1.97	4.36	6.33	(2.17)	46.42	15.72	376	.40		.40		4.83
Class R-6:
Year ended 10/31/2013	52.76	2.04	5.86	7.90	(2.40)	58.26	15.35	2,963	.30		.30		3.69
Year ended 10/31/2012	49.35	2.02	3.68	5.70	(2.29)	52.76	11.83	1,039	.32		.32		3.96
Year ended 10/31/2011	50.06	2.04	(.51)	1.53	(2.24)	49.35	3.11	668	.32		.32		4.06
Year ended 10/31/2010	46.42	1.93	3.78	5.71	(2.07)	50.06	12.66	502	.32		.32		4.08
Six months ended
10/31/2009[4]	39.83	1.00	6.55	7.55	(.96)	46.42	19.10	318	.36	[5]	.36	[5]	4.53	[5]

	Year ended October 31
	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	69%	68%	47%	42%	43%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Annualized.

See Notes to Financial Statements

Capital Income Builder	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital Income Builder

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Capital Income Builder (the “Fund”) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California
December 9, 2013

Capital Income Builder

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 811-05085 and 1933 Act No. 033-12967)

(a-1)	Articles of Incorporation - Certificate of Trust dated 8/20/2009 – previously filed (see P/E Amendment No. 33 filed 12/30/10); and Amended and Restated Agreement and Declaration of Trust dated 12/4/12 – previously filed (see P/E Amendment No. 36 filed 12/31/12)

(a-2)	Certificate of Establishment and Designation of Class R-2E Shares

(b)	By-laws – By-laws dated 8/20/09 – previously filed (see P/E Amendment No. 32 filed 6/30/10)

(c)	Instruments Defining Rights of Security Holders – Form of Share Certificate – previously filed (see P/E Amendment No. 18 filed 3/13/01)

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement dated 7/1/10 – previously filed (see P/E Amendment No. 32 filed 6/30/10)

(e)	Underwriting Contracts – Form of Amended and Restated Principal Underwriting Agreement effective 8/29/14; Form of Selling Group Agreement; Form of Bank/Trust Company Selling Group Agreement; Form of Class F Share Participation Agreement; and Form of Bank/Trust Company Participation Agreement for Class F Shares

(f)	Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan effective 3/21/13 – previously filed (see P/E Amendment No. 38 filed 12/31/13)

(g)	Custodian Agreements – Form of Global Custody Agreement effective 12/21/06 – previously filed (see P/E Amendment No. 25 filed 12/29/06)

(h-1)	Other Material Contracts - Form of Indemnification Agreement – previously filed (see P/E Amendment No. 32 filed 6/30/10); and Form of Agreement and Plan of Reorganization dated 8/24/09 – previously filed (see P/E Amendment No. 32 filed 6/30/10)

(h-2)	Form of Amended and Restated Shareholder Services Agreement dated 8/29/14; and Form of Amended and Restated Administrative Services Agreement dated 8/29/14

(i)	Legal Opinion – Legal Opinion

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements – None

(l)	Initial Capital Agreements – None

(m-1)	Rule 12b-1 Plan – Forms of Plans of Distribution for Class A, B, C, F-1, 529-A, 529-B, 529-C, 529-E, 529-F-1, R-1, R-2, R-3 and R-4 shares dated 7/1/10 – previously filed (see P/E Amendment No. 32 filed 6/30/10)

(m-2)	Form of Plan of Distribution for Class R-2E shares dated 8/29/14

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class Plan dated 8/29/14

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated June 2014; and Code of Ethics for Registrant

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31. Business and Other Connections of the Investment Adviser

None

Item 32. Principal Underwriters

(a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global High-Income Opportunities Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund; American Funds Money Market Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Emerging Markets Total Opportunities Fund, Capital Income Builder, Capital Group Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Raymond Ahn	Vice President	None
IRV	Laurie M. Allen	Director and Senior Vice President	None
LAO	William C. Anderson	Director, Senior Vice President and Director of Investment Services	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None

LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Brad A. Barrett	Director	None
IRV	Carl R. Bauer	Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Jerry R. Berg	Regional Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Roger J. Bianco, Jr.	Vice President	None
LAO	Ryan M. Bickle	Vice President, Capital Group Institutional Investment Services Division	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Marek Blaskovic	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jill M. Boudreau	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael A. Bowman	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Bill Brady	Director and Senior Vice President	None
IRV	Jason E. Brady	Regional Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	E. Chapman Brown, Jr.	Regional Vice President	None
LAO	Toni L. Brown	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Gary D. Bryce	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Ronan J. Burke	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Vice President	None
LAO	Anthony J. Camilleri	Regional Vice President	None
SNO	Susan H. Campbell	Vice President	None
LAO	Damian F. Carroll	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James D. Carter	Vice President	None
LAO	Stephen L. Caruthers	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Craig L. Castner	Regional Vice President	None

LAO	Christopher M. Cefalo	Regional Vice President	None
LAO	David D. Charlton	Director, Senior Vice President and Director of Marketing	None
LAO	Thomas M. Charon	Senior Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Andrew R. Claeson	Regional Vice President	None
LAO	Kevin G. Clifford	Director, Chairman, President and Chief Executive Officer; President, Capital Group Institutional Investment Services Division	None
LAO	Ruth M. Collier	Senior Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Charles H. Cote	Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Vice President	None
LAO	Katherine Randall Danella	Vice President	None
LAO	Brian M. Daniels	Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Shane L. Davis	Regional Vice President	None
LAO	Peter J. Deavan	Vice President	None

LAO	Guy E. Decker	Senior Vice President	None
LAO	Renee A. Degner	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	Stephen Deschenes	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mario P. DiVito	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joanne H. Dodd	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin F. Dolan	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael J. Downer	Director	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Regional Vice President	None
LAO	Craig Duglin	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Alan J. Dumas	Regional Vice President	None
LAO	Bryan K. Dunham	Regional Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Karyn B. Dzurisin	Regional Vice President	None
LAO	Kevin C. Easley	Regional Vice President	None

LAO	Damian Eckstein	Regional Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John M. Fabiano	Regional Vice President	None
LAO	E. Luke Farrell	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark A. Ferraro	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Senior Vice President	None
LAO	David R. Ford	Regional Vice President	None
SFO	Cheryl E. Frank	Director	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Senior Vice President	None
SNO	Arturo V. Garcia, Jr.	Assistant Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brian K. Geiger	Regional Vice President	None
LAO	Jacob M. Gerber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Regional Vice President	None
LAO	Robert E. Greeley, Jr.	Regional Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None

LAO	E. Renee Grimm	Regional Vice President	None
IRV	Steven Guida	Director and Senior Vice President	None
IRV	DeAnn C. Haley	Assistant Vice President	None
IND	Thomas P. Halloran	Regional Vice President	None
LAO	Dale K. Hanks	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David R. Hanna	Regional Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Vice President	None
LAO	David F. Holstein	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Heidi Horwitz-Marcus	Director and Senior Vice President	None
LAO	Frederic J. Huber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Hummelberg	Director, Senior Vice President, Treasurer and Controller	None
LAO	Jeffrey K. Hunkins	Regional Vice President	None
LAO	Marc Ialeggio	Vice President	None

IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Vice President	None
LAO	Daniel J. Jess II	Regional Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
LAO	Brendan M. Jonland	Regional Vice President	None
LAO	David G. Jordt	Regional Vice President	None
LAO	Stephen T. Joyce	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Regional Vice President	None
LAO	Ryan C. Kidwell	Vice President	None
LAO	Christopher W. Kilroy	Senior Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark Kistler	Vice President	None
NYO	Dorothy Klock	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
SNO	David D. Kuncho	Assistant Vice President	None
LAO	Richard M. Lang	Vice President, Capital Group Institutional Investment Services Division	None

LAO	Christopher F. Lanzafame	Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Director and Senior Vice President	None
LAO	Matthew N. Leeper	Regional Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Donald S. MacQuattie, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
LAO	James M. Maher	Regional Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Vice President	None
LAO	Mark A. Marinella	Senior Vice President	None
LAO	Dana C. McCollum	Vice President	None
LAO	Joseph A. McCreesh, III	Vice President	None
LAO	Ross M. McDonald	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
LAO	Max J. McQuiston	Regional Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	William C. Miller, Jr.	Senior Vice President	None
LAO	William T. Mills	Vice President	None
LAO	Sean C. Minor	Regional Vice President	None

LAO	James R. Mitchell III	Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
LAO	Ryan D. Moore	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven A. Moreno	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	David H. Morrison	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
NYO	Timothy J. Murphy	Vice President	None
LAO	Jon Christian Nicolazzo	Vice President	None
LAO	Earnest M. Niemi	Regional Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Director and Executive Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jonathan H. O’Flynn	Vice President	None
LAO	Peter A. Olsen	Regional Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
LAO	Gregory H. Ortman	Vice President, Capital Group Institutional Investment Services Division	None

LAO	Shawn M. O’Sullivan	Vice President	None
IND	Lance T. Owens	Regional Vice President	None
LAO	Rodney Dean Parker II	Regional Vice President	None
LAO	Lynn M. Patrick	Vice President, Capital Group Institutional Investment Services Division	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Robert J. Peche	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
IND	Mary E. Phillips	Assistant Vice President	None
LAO	Joseph M. Piccolo	Regional Vice President	None
LAO	Keith A. Piken	Vice President	None
LAO	John Pinto	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Charles R. Porcher	Vice President	None
SNO	Richard P. Prior	Senior Vice President	None
LAO	Steven J. Quagrello	Vice President	None
LAO	Mike Quinn	Senior Vice President	None

LAO	James R. Raker	Vice President, Capital Group Institutional Investment Services Division	None
SNO	John P. Raney	Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Jeffrey Robinson	Vice President	None
LAO	Matthew M. Robinson	Regional Vice President	None
LAO	Thomas W. Rose	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Suzette M. Rothberg	Senior Vice President	None
LAO	James F. Rothenberg	Director	None
LAO	Romolo D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Regional Vice President	None
LAO	William M. Ryan	Vice President	None
LAO	Christopher M. Ryder	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Regional Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None

LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO	Matthew Smith	Assistant Vice President	None
SNO	Stacy D. Smolka	Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Senior Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Regional Vice President	None
NYO	Andrew B. Suzman	Director	None
LAO	Gary J. Thoma	Senior Vice President	None
LAO	John B. Thomas	Vice President	None
LAO	Cynrthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None

IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammell	Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Jordan A. Trevino	Regional Vice President	None
LAO	Shaun C. Tucker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	David E. Unanue	Senior Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
LAO	Patrick D. Vance	Regional Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Robert D. Vigneaux III	Vice President, Capital Group Institutional Investment Services Division	None
DCO	Bradley J. Vogt	Director	Senior Vice President
LAO	Todd R. Wagner	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon N. Wainman	Regional Vice President	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	George J. Wenzel	Senior Vice President	None

LAO	Jason M. Weybrecht	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Regional Vice President	None
LAO	N. Dexter Williams	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven C. Wilson	Vice President	None
LAO	Steven Wilson	Vice President	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None

__________

DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c) None

Item 33. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 North Meridian Street, Carmel, Indiana 46032; 14636 North Scottsdale Road, Scottsdale, Arizona 85254; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34. Management Services

None

Item 35. Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 28th day of August, 2014.

CAPITAL INCOME BUILDER

By /s/ James B. Lovelace

(James B. Lovelace, Vice Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on August 28, 2014, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:

	/s/ Michael J. Thawley (Michael J. Thawley)	Executive Vice President

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Neal F. Wellons (Neal F. Wellons)	Treasurer

(3)	Trustees:

	Joseph C. Berenato*	Trustee
	Robert J. Denison*	Trustee
	Mary Anne Dolan*	Trustee

	/s/ Joyce E. Gordon (Joyce E. Gordon)	President and Trustee

	R. Clark Hooper*	Trustee
	Koichi Itoh*	Trustee
	Merit E. Janow*	Chairman of the Board (Independent and Non-Executive)
	Leonade D. Jones*	Trustee

	/s/ James B. Lovelace (James B. Lovelace)	Vice Chairman of the Board

	Stefanie Powers*	Trustee
	Christopher E. Stone*	Trustee
	Steadman Upham*	Trustee

*By /s/ Michael W. Stockton (Michael W. Stockton, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Erik A. Vayntrub

(Erik A. Vayntrub, Counsel)

POWER OF ATTORNEY

I, Joseph C. Berenato, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Redondo Beach, CA, this 9th day of July, 2013.

(City, State)

/s/ Joseph C. Berenato

Joseph C. Berenato, Board member

POWER OF ATTORNEY

I, Robert J. Denison, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tucson, AZ, this 10th day of July, 2013.

(City, State)

/s/ Robert J. Denison

Robert J. Denison, Board member

POWER OF ATTORNEY

I, Mary Anne Dolan, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Brian D. Bullard Jeffrey P. Regal Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 8th day of July, 2013.

(City, State)

/s/ Mary Anne Dolan

Mary Anne Dolan, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	American Funds Tax-Exempt Series I (File No. 033-05270, File No. 811-04653)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Mawr, PA, this 20th day of July, 2013.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Koichi Itoh, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	EuroPacific Growth Fund
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Brian C. Janssen Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tokyo, Japan, this 5th day of July, 2013.

(City, State)

/s/ Koichi Itoh

Koichi Itoh, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 10th day of December, 2013.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Leonade D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ Leonade D. Jones

Leonade D. Jones, Board member

POWER OF ATTORNEY

I, Stefanie Powers, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 9th day of September, 2013.

(City, State)

/s/ Stefanie Powers

Stefanie Powers, Board member

POWER OF ATTORNEY

I, Christopher E. Stone, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, this 12th day of July, 2013.

(City, State)

/s/ Christopher E. Stone

Christopher E. Stone, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 10th day of December, 2013.

(City, State)

/s/ Steadman Upham

Steadman Upham, Board member